UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders.

April 30, 2012

Semi Annual Report

Diversified Stock Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	5

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	15

Supplemental Information

Trustee and Officer Information	21

Proxy Voting and Form N-Q Information	24

Expense Examples	24

Portfolio Holdings	25

Advisory Contract Renewal	26

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Letter to Our Shareholders

The market began the year with a strong quarter. In the U.S., improving economic data, strong corporate earnings and a steadily improving employment picture continued the positive momentum that began last quarter. In particular, financials had a strong quarter as it was learned that all but one of the major "too big to fail" U.S. banking institutions passed the Federal capital stress test. The prospect of a continuation of the Federal Reserve's easy money strategy also boosted investor optimism. Internationally, measurable progress in addressing the European Sovereign debt crisis and decreasing inflationary pressure in emerging markets eased investors' worries. All of this positive news across the globe propelled markets upward while volatility decreased.

Investors continued to favor fixed-income funds (net inflows of $136 billion in 2012) at the expense of domestic equity funds (net outflows of $24 billion). International equity funds took $18 billion of net inflows, a positive amount despite the MSCI EAFE return of 8.94% underperforming the S&P 500 return of 11.88%. Fixed income, as measured by the Barclays U.S. Aggregate Bond Index, had a total return of 1.41%.

While the U.S. economy has shown modest improvements, April data releases lean toward settling into a slow growth likely headed towards recessionary levels, making it difficult to enforce necessary austerity measures. China has eased monetary policy, which should help avoid a "hard landing", but growth is slowing and the tailwind companies selling into this market may be subsiding in the near term.

We continue to believe that patient investors will be rewarded over the longer-term. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high-quality investment products and services.

3

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform following tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.vcm.com.

Michael Policarpo

President,

Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (1.1%)
National Australia Funding (Delaware), Inc., 0.11% (a), 5/1/12 (b)	$26,206	$26,206
Total Commercial Paper (Amortized Cost $26,206)		26,206
Common Stocks (98.7%)
Consumer Discretionary (13.8%):
CBS Corp., Class B	627,000	20,911
Comcast Corp., Class A	2,149,000	65,179
J.C. Penney Co., Inc.	833,000	30,038
Johnson Controls, Inc.	1,552,320	49,628
Lowe's Cos., Inc.	745,501	23,461
Target Corp.	712,276	41,269
The Walt Disney Co.	1,085,000	46,774
Tiffany & Co.	557,000	38,132
		315,392
Consumer Staples (11.0%):
Anheuser-Busch InBev NV, Sponsored ADR	834,900	60,631
Kraft Foods, Inc., Class A	974,874	38,868
Nestle SA, Sponsored ADR	599,744	36,668
PepsiCo, Inc.	1,064,000	70,224
The Procter & Gamble Co.	713,000	45,375
		251,766
Energy (9.8%):
Anadarko Petroleum Corp.	667,979	48,903
Apache Corp.	396,600	38,050
Exxon Mobil Corp.	452,575	39,075
Occidental Petroleum Corp.	273,039	24,907
Schlumberger Ltd.	1,002,382	74,316
		225,251
Financials (12.5%):
JPMorgan Chase & Co.	1,777,650	76,403
MetLife, Inc.	1,603,440	57,772
The Charles Schwab Corp.	505,270	7,225
The Goldman Sachs Group, Inc.	380,000	43,757
U.S. Bancorp	1,552,000	49,928
Wells Fargo & Co.	1,508,000	50,413
		285,498
Health Care (11.8%):
Express Scripts Holding Co. (c)	917,000	51,160
Medtronic, Inc.	1,083,334	41,383
Merck & Co., Inc.	1,177,200	46,193
Pfizer, Inc.	2,801,600	64,241
Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,168,000	53,424
Vertex Pharmaceuticals, Inc. (c)	371,700	14,303
		270,704

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (11.5%):
ABB Ltd., Sponsored ADR	1,815,025	$34,250
Boeing Co.	808,320	62,079
Danaher Corp.	1,062,822	57,626
Honeywell International, Inc.	808,000	49,013
United Parcel Service, Inc., Class B	775,048	60,562
		263,530
Information Technology (24.6%):
Altera Corp.	567,000	20,168
Apple, Inc. (c)	139,500	81,502
Autodesk, Inc. (c)	662,175	26,070
Cisco Systems, Inc.	3,153,900	63,551
Cognizant Technology Solutions Corp., Class A (c)	269,000	19,723
eBay, Inc. (c)	1,624,000	66,665
Google, Inc., Class A (c)	149,770	90,645
Juniper Networks, Inc. (c)	1,424,936	30,536
Microsoft Corp.	2,549,031	81,620
NetApp, Inc. (c)	935,887	36,341
Paychex, Inc.	214,054	6,632
Texas Instruments, Inc.	1,277,000	40,787
		564,240
Materials (2.7%):
Monsanto Co.	419,565	31,963
Potash Corp. of Saskatchewan, Inc.	681,000	28,929
		60,892
Telecommunication Services (1.0%):
Vodafone Group PLC, Sponsored ADR	796,000	22,153
Total Common Stocks (Cost $2,077,684)		2,259,426
Total Investments (Cost $2,103,890) — 99.8%		2,285,632
Other assets in excess of liabilities — 0.2%		3,453
NET ASSETS — 100.0%		$2,289,085

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

6

Statement of Assets and Liabilities

The Victory Portfolios  April 30, 2012

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $2,103,890)	$2,285,632
Cash	50
Interest and dividends receivable	3,358
Receivable for capital shares issued	662
Receivable for investments sold	30,007
Prepaid expenses	86
Total Assets	2,319,795
LIABILITIES:
Payable for investments purchased	20,030
Payable for capital shares redeemed	8,216
Accrued expenses and other payables:
Investment advisory fees	1,179
Administration fees	188
Custodian fees	18
Transfer agent fees	320
Chief Compliance Officer fees	5
Trustees' fees	13
Shareholder servicing fees	349
12b-1 fees	123
Other accrued expenses	269
Total Liabilities	30,710
NET ASSETS:
Capital	2,486,777
Accumulated undistributed net investment income	2,541
Accumulated net realized losses from investments	(381,975)
Net unrealized appreciation on investments	181,742
Net Assets	$2,289,085
Net Assets
Class A Shares	$1,483,223
Class C Shares	83,457
Class R Shares	128,208
Class I Shares	594,197
Total	$2,289,085
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	92,140
Class C Shares	5,325
Class R Shares	8,045
Class I Shares	36,940
Total	142,450
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$16.10
Class C Shares (a)	$15.67
Class R Shares	$15.94
Class I Shares	$16.09
Maximum sales charge — Class A Shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.08

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

7

Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2012

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Interest income	$7
Dividend income	26,251
Total Income	26,258
Expenses:
Investment advisory fees	7,646
Administration fees	1,260
Shareholder servicing fees — Class A Shares	2,069
12b-1 fees — Class C Shares	423
12b-1 fees — Class R Shares	328
Custodian fees	130
Transfer agent fees	234
Transfer agent fees — Class A Shares	429
Transfer agent fees — Class C Shares	46
Transfer agent fees — Class R Shares	39
Transfer agent fees — Class I Shares	30
Trustees' fees	170
Chief Compliance Officer fees	21
Legal and audit fees	227
State registration and filing fees	59
Other expenses	234
Total Expenses	13,345
Net Investment Income	12,913
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	144,474
Net change in unrealized appreciation/depreciation on investments	128,009
Net realized/unrealized gains from investments	272,483
Change in net assets resulting from operations	$285,396

See notes to financial statements.

8

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$12,913	$28,895
Net realized gains from investment transactions	144,474	362,661
Net change in unrealized appreciation/depreciation on investments	128,009	(390,078)
Change in net assets resulting from operations	285,396	1,478
Distributions to Shareholders:
From net investment income:
Class A Shares	(6,932)	(21,038)
Class C Shares	(91)	(131)
Class R Shares	(389)	(913)
Class I Shares	(3,400)	(7,473)
Change in net assets resulting from distributions to shareholders	(10,812)	(29,555)
Change in net assets from capital transactions	(829,768)	(642,280)
Change in net assets	(555,184)	(670,357)
Net Assets:
Beginning of period	2,844,269	3,514,626
End of period	$2,289,085	$2,844,269
Accumulated undistributed net investment income	$2,541	$440

See notes to financial statements.

9

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$97,750	$371,533
Dividends reinvested	5,798	17,097
Cost of shares redeemed	(710,350)	(1,478,699)
Total Class A Shares	$(606,802)	$(1,090,069)
Class C Shares
Proceeds from shares issued	$2,289	$11,247
Dividends reinvested	55	80
Cost of shares redeemed	(16,050)	(34,444)
Total Class C Shares	$(13,706)	$(23,117)
Class R Shares
Proceeds from shares issued	$7,963	$22,259
Dividends reinvested	360	832
Cost of shares redeemed	(30,358)	(61,720)
Total Class R Shares	$(22,035)	$(38,629)
Class I Shares
Proceeds from shares issued	$75,828	$831,359
Dividends reinvested	2,250	4,512
Cost of shares redeemed	(265,303)	(326,336)
Total Class I Shares	$(187,225)	$509,535
Change in net assets from capital transactions	$(829,768)	$(642,280)
Share Transactions:
Class A Shares
Issued	6,408	24,085
Reinvested	388	1,127
Redeemed	(47,102)	(97,822)
Total Class A Shares	(40,306)	(72,610)
Class C Shares
Issued	157	763
Reinvested	4	5
Redeemed	(1,093)	(2,314)
Total Class C Shares	(932)	(1,546)
Class R Shares
Issued	527	1,457
Reinvested	24	55
Redeemed	(2,017)	(4,075)
Total Class R Shares	(1,466)	(2,563)
Class I Shares
Issued	4,844	53,294
Reinvested	149	302
Redeemed	(17,667)	(22,295)
Total Class I Shares	(12,674)	31,301
Change in Shares	(55,378)	(45,418)

See notes to financial statements.

10

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.40	$14.47	$12.93		$12.20	$20.68	$18.52
Investment Activities:
Net investment income	0.08	0.13	0.12		0.12	0.14	0.14
Net realized and unrealized gains (losses) on investments	1.68	(0.08)	1.54		0.73	(6.48)	3.32
Total from Investment Activities	1.76	0.05	1.66		0.85	(6.34)	3.46
Distributions:
Net investment income	(0.06)	(0.12)	(0.12)		(0.12)	(0.14)	(0.15)
Net realized gains from investments	—	—	—		—	(2.00)	(1.15)
Total Distributions	(0.06)	(0.12)	(0.12)		(0.12)	(2.14)	(1.30)
Net Asset Value, End of Period	$16.10	$14.40	$14.47		$12.93	$12.20	$20.68
Total Return (excludes sales charge) (a)	12.27%	0.32%	12.87	%(b)	7.12%	(33.82)%	19.74	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,483,223	$1,907,016	$2,966,629		$3,304,413	$2,888,131	$3,909,527
Ratio of net expenses to average net assets (d)	1.10%	1.06%	1.06%		1.07%	1.04%	1.04%
Ratio of net investment income to average net assets (d)	1.01%	0.80%	0.86%		1.02%	0.89%	0.73%
Portfolio turnover (a) (e)	37%	84%	87%		104%	118%	102%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.04	$14.12	$12.64		$11.92	$20.28	$18.22
Investment Activities:
Net investment income (loss)	0.02	(0.01)	—	(a)	0.03	0.02	(0.01)
Net realized and unrealized gains (losses) on investments	1.63	(0.05)	1.50		0.72	(6.35)	3.26
Total from Investment Activities	1.65	(0.06)	1.50		0.75	(6.33)	3.25
Distributions:
Net investment income	(0.02)	(0.02)	(0.02)		(0.03)	(0.03)	(0.04)
Net realized gains from investments	—	—	—		—	(2.00)	(1.15)
Total Distributions	(0.02)	(0.02)	(0.02)		(0.03)	(2.03)	(1.19)
Net Asset Value, End of Period	$15.67	$14.04	$14.12		$12.64	$11.92	$20.28
Total Return (excludes contingent deferred sales charge) (b)	11.73%	(0.44)%	11.89	%(c)	6.32%	(34.38)%	18.81	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$83,457	$87,817	$110,194		$123,091	$128,934	$207,513
Ratio of net expenses to average net assets (e)	1.94%	1.88%	1.87%		1.88%	1.84%	1.83%
Ratio of net investment income (loss) to average net assets (e)	0.16%	(0.03)%	0.05%		0.24%	0.09%	(0.07)%
Portfolio turnover (b) (f)	37%	84%	87%		104%	118%	102%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.26	$14.33	$12.81		$12.08	$20.51	$18.38
Investment Activities:
Net investment income	0.05	0.07	0.09		0.09	0.09	0.09
Net realized and unrealized gains (losses) on investments	1.67	(0.06)	1.52		0.73	(6.43)	3.29
Total from Investment Activities	1.72	0.01	1.61		0.82	(6.34)	3.38
Distributions:
Net investment income	(0.04)	(0.08)	(0.09)		(0.09)	(0.09)	(0.10)
Net realized gains from investments	—	—	—		—	(2.00)	(1.15)
Total Distributions	(0.04)	(0.08)	(0.09)		(0.09)	(2.09)	(1.25)
Net Asset Value, End of Period	$15.94	$14.26	$14.33		$12.81	$12.08	$20.51
Total Return (a)	12.12%	0.07%	12.61	%(b)	6.91%	(34.05)%	19.42	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$128,208	$135,607	$173,005		$168,316	$141,263	$227,392
Ratio of net expenses to average net assets (d)	1.37%	1.32%	1.27%		1.33%	1.33%	1.30%
Ratio of net investment income to average net assets (d)	0.73%	0.53%	0.65%		0.75%	0.60%	0.46%
Portfolio turnover (a) (e)	37%	84%	87%		104%	118%	102%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.39	$14.46	$12.92		$12.19	$20.68	$19.37
Investment Activities:
Net investment income	0.10	0.15	0.16		0.16	0.19	0.03
Net realized and unrealized gains (losses) on investments	1.68	(0.05)	1.54		0.73	(6.49)	1.35
Total from Investment Activities	1.78	0.10	1.70		0.89	(6.30)	1.38
Distributions:
Net investment income	(0.08)	(0.17)	(0.16)		(0.16)	(0.19)	(0.07)
Net realized gains from investments	—	—	—		—	(2.00)	—
Total Distributions	(0.08)	(0.17)	(0.16)		(0.16)	(2.19)	(0.07)
Net Asset Value, End of Period	$16.09	$14.39	$14.46		$12.92	$12.19	$20.68
Total Return (b)	12.44%	0.63%	13.21	%(c)	7.45%	(33.69)%	7.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$594,197	$713,829	$264,798		$240,602	$219,260	$120,484
Ratio of net expenses to average net assets (d)	0.81%	0.78%	0.76%		0.78%	0.75%	0.75%
Ratio of net investment income to average net assets (d)	1.31%	1.01%	1.18%		1.33%	1.24%	1.07%
Portfolio turnover (b) (e)	37%	84%	87%		104%	118%	102%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2012, the Trust offered shares of 16 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue five classes of shares: Class A Shares, Class C Shares, Class R Shares, Class I Shares and Class Y Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. As of April 30, 2012 Class Y Shares had not commenced operations.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the

15

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exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Diversified Stock Fund
Commercial Paper	$—	$26,206	$26,206
Common Stocks	2,259,426	—	2,259,426
Total	$2,259,426	$26,206	$2,285,632

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and gain/loss) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying Statement of Assets and Liabilities.

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Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Subsequent Events:

The Fund has evaluated subsequent events and there are no subsequent events to report other than those under Note 6, Line of Credit.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2012 were as follows for the Fund (in thousands):

Purchases*	Sales*
$921,247	$1,705,832

*There were no Purchases or Sales of U.S. Government Securities during the period.

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the Fund's average daily net assets. The rate at which the Adviser is paid decreases

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at various levels as the Fund's assets grow. The investment advisory fees of the Fund are computed at rates ranging from 0.65% to 0.55%. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.0098% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund, plus applicable per transaction fees. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from 0.108% to 0.065% of the aggregate net assets of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's transfer agent. Under the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R and Class C Shares of the Fund. For the six months ended April 30, 2012, affiliates of the Adviser or the Fund earned $5 thousand.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of the Fund a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2012, affiliates of the Adviser or the Fund earned $71 thousand.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2012, the Distributor received approximately $7 thousand from commissions earned on sales of Class A Shares and the transfer agent received $2 thousand from redemptions of Class C Shares of the Fund. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Fund's shares, including approximately $283 thousand to affiliates of the Fund.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Class A Shares of the Fund. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect

18

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financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. As of April 30, 2012, the expense limits were as follows:

Fund	Class	Expense Limit
Diversified Stock Fund	Class C Shares	2.00	%(a)
Diversified Stock Fund	Class Y Shares	0.86	%(b)

(a)  In effect until at least February 28, 2014.

(b)  In effect until at least February 28, 2017.

The Adviser, Citi or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS Group, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.30% on $150 million for providing the Line of Credit. For the six months ended April 30, 2012, KeyCorp earned approximately $225 thousand for the Line of Credit fee. Each fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding for the Fund during the six months ended April 30, 2012 was $154 thousand. The average interest rate during the six months ended April 30, 2012 was 1.78%. As of April 30, 2012, the Fund had no loans outstanding with KeyCorp.

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Pursuant to a new agreement effective June 1, 2012, the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) may borrow up to $50 million, on which KeyCorp receives an annual commitment fee of 0.15%, plus up to an additional $50 million in the discretion of KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2012.

The tax character of distributions paid during the fiscal year ended October 31, 2011 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Diversified Stock Fund	$29,555	$—	$29,555

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Diversified Stock Fund	$655	$(510,047)	$37,330	$(472,062)

*The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of October 31, 2011, the Fund had capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations of $510,047 thousand expiring in 2017.

During the year ended October 31, 2011, the Fund utilized $340,334 thousand of capital loss carryforwards.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2012, were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Diversified Stock Fund	$2,108,946	$222,896	$(46,210)	$176,686

20

  Supplemental Information
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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 16 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.

David Brooks Adcock, 60	Trustee	May 2005	Consultant (since 2006).	FBR Funds (since 2011).

Nigel D. T. Andrews, 65	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation (2000-2010); Old Mutual plc (2002-2010); Old Mutual US Asset Management (since 2002).

Teresa C. Barger, 57	Trustee	December 2008	Chief Executive Officer, Cartica Capital LLC (since 2007); Director, International Finance Corporation (1986-2007).	None.

E. Lee Beard, 60	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011 — November 2011).

Sally M. Dungan, 58	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
David L. Meyer, 55	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 71	Trustee	August 2002	Retired; Shepherd Investments (private investments) (since 1996).	None.

Leigh A. Wilson, 67	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.

David C. Brown, 39	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser.	None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 37	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.

Derrick A. MacDonald, 41	Vice President	August 2010	Director of Investment Operations & Technology, the Adviser (since 2008); Global Business Director, Avery Dennison (2004-2008).

Christopher K. Dyer, 50	Secretary	February 2006	Director of Fund Administration, the Adviser.

Jay G. Baris, 58	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

Christopher E. Sabato, 43	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Eric B. Phipps, 40	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006).

Edward J. Veilleux, 68	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.vcm.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.vcm.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12	Expense Ratio During Period** 11/1/11-4/30/12
Diversified Stock Fund
Class A Shares	$1,000.00	$1,122.70	$5.81	1.10%
Class C Shares	1,000.00	1,117.30	10.21	1.94%
Class R Shares	1,000.00	1,121.20	7.23	1.37%
Class I Shares	1,000.00	1,124.40	4.28	0.81%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12	Expense Ratio During Period** 11/1/11-4/30/12
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.39	$5.52	1.10%
Class C Shares	1,000.00	1,015.22	9.72	1.94%
Class R Shares	1,000.00	1,018.05	6.87	1.37%
Class I Shares	1,000.00	1,020.84	4.07	0.81%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**Annualized.

Portfolio Holdings

(As a Percentage of Total Investments)

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement").

The Board approved the Agreement on behalf of the Fund at its regular meeting, which was called for that purpose, on November 30, 2011. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 19, 2011 specifically focused on the Fund's activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Adviser;

•  The nature and quality of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of the Fund, net of any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Fund at competitive expense levels;

•  The estimated profitability of the Adviser (as reflected by comparing fees earned against the Adviser's estimated costs) with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Fund for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's estimated profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used in the selection of the Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that the Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

The Board compared the Fund's 0.70% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.58% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the

26

  Supplemental Information — continued
The Victory Portfolios  April 30, 2012

(Unaudited)

Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.83% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was comparable to that of the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's expenses of Class C exceeded 2.00% through February 28, 2014. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to that of the peer group for the same periods and considered the fact that the Fund's performance was comparable to that of the peer group in the ten-year period. The Board noted that the Fund outperformed its benchmark index and its Morningstar category average for the five-year and ten-year periods. The Board noted the Fund's favorable performance record over longer periods, and the longevity and continuity of the portfolio manager and the management team. The Board considered the steps being taken to improve performance.

Having concluded, among other things, that: (1) the Fund's management fee, while higher than the peer group median, was acceptable given the fact that the Fund's expense ratio was comparable to the peer group median; (2) the Adviser's willingness to limit the Fund's Class C and Class Y expense ratios would provide stability to the Fund's Class C and Class Y expenses; and (3) the Fund's performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the estimated costs of these services, the estimated profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

27

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28

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29

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI (4/12)

April 30, 2012

Semi Annual Report

Value Fund

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Large Cap Growth Fund

Balanced Fund

Investment Grade Convertible Fund

Core Bond Index Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

International Fund

International Select Fund

Global Equity Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Shareholder Letter	5

Financial Statements

The Victory Equity Funds

Value Fund

Schedule of Portfolio Investments	7

Statement of Assets and Liabilities	23

Statement of Operations	24

Statements of Changes in Net Assets	25

Financial Highlights	27-30

Stock Index Fund

Schedule of Portfolio Investments	9

Statement of Assets and Liabilities	23

Statement of Operations	24

Statements of Changes in Net Assets	25

Financial Highlights	31-32

Established Value Fund

Schedule of Portfolio Investments	20

Statement of Assets and Liabilities	23

Statement of Operations	24

Statements of Changes in Net Assets	25

Financial Highlights	33-35

Special Value Fund

Schedule of Portfolio Investments	36

Statement of Assets and Liabilities	44

Statement of Operations	45

Statements of Changes in Net Assets	46

Financial Highlights	48-51

Small Company Opportunity Fund

Schedule of Portfolio Investments	39

Statement of Assets and Liabilities	44

Statement of Operations	45

Statements of Changes in Net Assets	46

Financial Highlights	52-54

Large Cap Growth Fund

Schedule of Portfolio Investments	42

Statement of Assets and Liabilities	44

Statement of Operations	45

Statements of Changes in Net Assets	46

Financial Highlights	55-58

The Victory Specialty Funds

Balanced Fund

Schedule of Portfolio Investments	59

Statement of Assets and Liabilities	71

Statement of Operations	72

Statements of Changes in Net Assets	73

Financial Highlights	75-78

Table of Contents (continued)

Investment Grade Convertible Fund

Schedule of Portfolio Investments	68

Statement of Assets and Liabilities	71

Statement of Operations	72

Statements of Changes in Net Assets	73

Financial Highlights	79-80

The Victory Taxable Fixed Income Funds

Core Bond Index Fund

Schedule of Portfolio Investments	81

Statement of Assets and Liabilities	92

Statement of Operations	93

Statements of Changes in Net Assets	94

Financial Highlights	96-97

Fund for Income

Schedule of Portfolio Investments	88

Statement of Assets and Liabilities	92

Statement of Operations	93

Statements of Changes in Net Assets	94

Financial Highlights	98-101

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Schedule of Portfolio Investments	102

Statement of Assets and Liabilities	111

Statement of Operations	112

Statements of Changes in Net Assets	113

Financial Highlights	114

Ohio Municipal Bond Fund

Schedule of Portfolio Investments	107

Statement of Assets and Liabilities	111

Statement of Operations	112

Statements of Changes in Net Assets	113

Financial Highlights	115

The Victory International Funds

International Fund

Schedule of Portfolio Investments	116

Statement of Assets and Liabilities	132

Statement of Operations	133

Statements of Changes in Net Assets	134

Financial Highlights	136-139

International Select Fund

Schedule of Portfolio Investments	122

Statement of Assets and Liabilities	132

Statement of Operations	133

Statements of Changes in Net Assets	134

Financial Highlights	140-143

Global Equity Fund

Schedule of Portfolio Investments	126

Statement of Assets and Liabilities	132

Statement of Operations	133

Statements of Changes in Net Assets	134

Financial Highlights	144-146

Table of Contents (continued)

Notes to Financial Statements	147

Supplemental Information

Trustee and Officer Information	163

Proxy Voting and Form N-Q Information	166

Expense Examples	166

Portfolio Holdings	171

Advisory Contract Renewal	174

The Funds are distributed by Victory Capital Advisers, Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Letter to Our Shareholders

The market began the year with a strong quarter. In the U.S., improving economic data, strong corporate earnings and a steadily improving employment picture continued the positive momentum that began last quarter. In particular, financials had a strong quarter as it was learned that all but one of the major "too big to fail" U.S. banking institutions passed the Federal capital stress test. The prospect of a continuation of the Federal Reserve's easy money strategy also boosted investor optimism. Internationally, measurable progress in addressing the European Sovereign debt crisis and decreasing inflationary pressure in emerging markets eased investors' worries. All of this positive news across the globe propelled markets upward while volatility decreased.

Investors continued to favor fixed-income funds (net inflows of $136 billion in 2012) at the expense of domestic equity funds (net outflows of $24 billion). International equity funds took $18 billion of net inflows, a positive amount despite the MSCI EAFE return of 8.94% underperforming the S&P 500 return of 11.88%. Fixed income, as measured by the Barclays U.S. Aggregate Bond Index, had a total return of 1.41%.

While the U.S. economy has shown modest improvements, April data releases lean toward settling into a slow growth likely headed towards recessionary levels, making it difficult to enforce necessary austerity measures. China has eased monetary policy, which should help avoid a "hard landing", but growth is slowing and the tailwind companies selling into this market may be subsiding in the near term.

We continue to believe that patient investors will be rewarded over the longer-term. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1. Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2. Client Service Excellence

Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3. Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high-quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform following tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.vcm.com.

Michael Policarpo

President,
Victory Funds

The Victory Portfolios  Schedule of Portfolio Investments
Value Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.3%)
National Australia Funding (Delaware), Inc., 0.11% (a), 5/1/12 (b)	$2,157	$2,157
Total Commercial Paper (Amortized Cost $2,157)		2,157
Common Stocks (94.4%)
Consumer Discretionary (1.9%):
J.C. Penney Co., Inc.	13,000	469
Target Corp.	23,000	1,332
		1,801
Consumer Staples (6.9%):
Archer-Daniels-Midland Co.	55,000	1,696
The Procter & Gamble Co.	39,000	2,482
Wal-Mart Stores, Inc.	41,000	2,415
		6,593
Energy (19.4%):
Apache Corp.	24,000	2,303
Chesapeake Energy Corp.	130,000	2,397
Chevron Corp.	1,000	107
Devon Energy Corp.	20,000	1,397
Exxon Mobil Corp.	17,000	1,468
Halliburton Co.	32,000	1,095
Hess Corp.	38,000	1,981
Noble Corp.	6,000	228
Occidental Petroleum Corp.	10,000	912
Peabody Energy Corp.	43,000	1,338
Transocean Ltd.	64,200	3,235
Weatherford International Ltd. (c)	142,000	2,026
		18,487
Fertilizers & Agricultural Chemicals (1.2%):
Potash Corp. of Saskatchewan, Inc.	26,000	1,105
Financials (8.5%):
JPMorgan Chase & Co.	43,000	1,848
PNC Financial Services Group, Inc.	23,000	1,526
U.S. Bancorp	77,000	2,477
Wells Fargo & Co.	68,000	2,273
		8,124
Health Care (13.7%):
Covidien PLC	35,000	1,933
Johnson & Johnson	33,000	2,148
Merck & Co., Inc.	73,000	2,864
Pfizer, Inc.	143,000	3,279
Teva Pharmaceutical Industries Ltd., Sponsored ADR	36,000	1,647
UnitedHealth Group, Inc.	20,000	1,123
		12,994

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Value Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (4.2%):
3M Co.	21,000	$1,877
Deere & Co.	8,000	659
General Electric Co.	76,000	1,488
		4,024
Information Technology (11.1%):
Cisco Systems, Inc.	178,000	3,587
Intel Corp.	143,000	4,061
Microsoft Corp.	91,000	2,914
		10,562
Metals & Mining - Gold (19.8%):
Agnico-Eagle Mines Ltd.	65,000	2,595
Allied Nevada Gold Corp. (c)	96,000	2,812
AuRico Gold, Inc. (c)	157,000	1,438
Barrick Gold Corp.	66,000	2,668
Goldcorp, Inc.	73,000	2,793
New Gold, Inc. (c)	279,000	2,539
Newmont Mining Corp.	85,000	4,050
		18,895
Precious Metals & Minerals (6.2%):
Pan American Silver Corp.	144,000	2,809
Silver Wheaton Corp.	100,000	3,053
		5,862
Utilities (1.5%):
Exelon Corp.	36,000	1,404
Total Common Stocks (Cost $92,111)		89,851
Exchange-Traded Fund (0.1%)
PowerShares DB Agriculture Fund, 0.45%	4,000	109
Total Exchange-Traded Funds (Cost $122)		109
Investment Companies (4.3%)
Central Fund of Canada Ltd., Class A, 0.01%	195,000	4,140
Total Investment Companies (Cost $4,141)		4,140
Total Investments (Cost $98,531) — 101.1%		96,257
Liabilities in excess of other assets — (1.1)%		(1,064)
NET ASSETS — 100.0%		$95,193

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.5%)
National Australia Funding (Delaware), Inc., 0.11% (a), 5/1/12 (b)	$2,215	$2,215
Total Commercial Paper (Amortized Cost $2,215)		2,215
Common Stocks (90.6%)
Consumer Discretionary (10.2%):
Abercrombie & Fitch Co., Class A	246	12
Amazon.com, Inc. (c)	1,047	243
Apollo Group, Inc. (c)	324	11
AutoNation, Inc. (c)	129	4
AutoZone, Inc. (c)	78	31
Bed Bath & Beyond, Inc. (c)	681	48
Best Buy Co., Inc.	816	18
Big Lots, Inc. (c)	189	7
BorgWarner, Inc. (c)	314	25
Cablevision Systems Corp., Class A	623	9
CarMax, Inc. (c)	652	20
Carnival Corp.	1,303	42
CBS Corp., Class B	1,868	62
Chipotle Mexican Grill, Inc. (c)	90	37
Coach, Inc.	828	61
Comcast Corp., Class A	7,758	235
D.R. Horton, Inc.	802	13
Darden Restaurants, Inc.	370	19
DeVry, Inc.	172	6
Discovery Communications, Inc., Class A (c)	744	41
Dollar Tree, Inc. (c)	342	35
Expedia, Inc.	273	12
Family Dollar Stores, Inc.	339	23
Ford Motor Co.	10,936	123
Fossil, Inc. (c)	149	20
GameStop Corp., Class A	393	9
Gannett Co., Inc.	682	9
Gap, Inc.	955	27
Genuine Parts Co.	448	29
Goodyear Tire & Rubber Co. (c)	704	8
H&R Block, Inc.	843	12
Harley-Davidson, Inc.	658	34
Harman International Industries, Inc.	202	10
Hasbro, Inc.	333	12
International Game Technology	856	13
Interpublic Group of Cos., Inc.	1,284	15
J.C. Penney Co., Inc.	416	15
Johnson Controls, Inc.	1,959	63
Kohl's Corp.	729	37
Leggett & Platt, Inc.	403	9
Lennar Corp., Class A	467	13
Limited Brands, Inc.	708	35
Lowe's Cos., Inc.	3,571	112

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Macy's, Inc.	1,192	$49
Marriott International, Inc., Class A	768	30
Mattel, Inc.	975	33
McDonald's Corp.	2,931	286
McGraw-Hill Cos., Inc.	800	39
Netflix, Inc. (c)	159	13
Newell Rubbermaid, Inc.	830	15
News Corp., Class A	6,193	121
Nike, Inc., Class B	1,056	118
Nordstrom, Inc.	460	26
O'Reilly Automotive, Inc. (c)	366	39
Omnicom Group, Inc.	785	40
Priceline.com, Inc. (c)	143	109
Pulte Group, Inc. (c)	969	10
Ralph Lauren Corp.	186	32
Ross Stores, Inc.	658	41
Scripps Networks Interactive, Class A	275	14
Sears Holdings Corp. (c)	110	6
Staples, Inc.	1,997	31
Starbucks Corp.	2,168	124
Starwood Hotels & Resorts Worldwide, Inc.	564	33
Target Corp.	1,932	112
The DIRECTV Group, Inc., Class A (c)	1,946	96
The Home Depot, Inc.	4,435	230
The Sherwin-Williams Co.	249	30
The Walt Disney Co.	5,157	222
The Washington Post Co., Class B	14	5
Tiffany & Co.	365	25
Time Warner Cable, Inc., Class A	904	73
Time Warner, Inc.	2,790	105
TJX Cos., Inc.	2,170	91
TripAdvisor, Inc. (c)	273	10
Urban Outfitters, Inc. (c)	319	9
VF Corp.	251	38
Viacom, Inc., Class B	1,554	72
Whirlpool Corp.	220	14
Wyndham Worldwide Corp.	420	21
Wynn Resorts Ltd.	228	30
Yum! Brands, Inc.	1,325	96
		4,107
Consumer Staples (9.8%):
Altria Group, Inc.	5,886	190
Archer-Daniels-Midland Co.	1,904	59
Avon Products, Inc.	1,240	27
Beam, Inc.	451	26
Brown-Forman Corp., Class B	286	25
Campbell Soup Co.	514	17
Clorox Co.	373	26
Coca-Cola Co.	6,512	497
Coca-Cola Enterprises, Inc.	864	26

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	1,380	$137
ConAgra, Inc.	1,187	31
Constellation Brands, Inc., Class A (c)	494	11
Costco Wholesale Corp.	1,251	110
CVS Caremark Corp.	3,747	167
Dean Foods Co. (c)	530	6
Dr Pepper Snapple Group, Inc.	610	25
Estee Lauder Cos., Class A	647	42
General Mills, Inc.	1,855	72
H.J. Heinz Co.	920	49
Hershey Foods Corp.	441	30
Hormel Foods Corp.	395	11
J.M. Smucker Co.	326	26
Kellogg Co.	709	36
Kimberly-Clark Corp.	1,133	89
Kraft Foods, Inc., Class A	5,088	203
Lorillard, Inc.	380	51
McCormick & Co., Inc.	383	21
Mead Johnson Nutrition Co.	586	50
Molson Coors Brewing Co.	452	19
PepsiCo, Inc.	4,519	298
Philip Morris International, Inc.	4,954	443
Reynolds American, Inc.	961	39
Safeway, Inc.	771	16
Sara Lee Corp.	1,702	38
Sysco Corp.	1,682	49
The Kroger Co.	1,654	38
The Procter & Gamble Co.	7,925	504
Tyson Foods, Inc., Class A	839	15
Wal-Mart Stores, Inc.	5,025	296
Walgreen Co.	2,513	88
Whole Foods Market, Inc.	467	39
		3,942
Energy (10.1%):
Alpha Natural Resources, Inc. (c)	633	10
Anadarko Petroleum Corp.	1,434	105
Apache Corp.	1,106	106
Baker Hughes, Inc.	1,259	56
Cabot Oil & Gas Corp.	604	21
Cameron International Corp. (c)	708	36
Chesapeake Energy Corp.	1,906	35
Chevron Corp.	5,688	606
ConocoPhillips Co.	3,682	264
Consol Energy, Inc.	653	22
Denbury Resources, Inc. (c)	1,123	21
Devon Energy Corp.	1,163	81
Diamond Offshore Drilling, Inc.	200	14
El Paso Corp.	2,224	66
EOG Resources, Inc.	774	85
Exxon Mobil Corp.	13,561	1,171

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
FMC Technologies, Inc. (c)	688	$32
Halliburton Co.	2,656	91
Helmerich & Payne, Inc.	309	16
Hess Corp.	871	45
Marathon Oil Corp.	2,025	59
Marathon Petroleum Corp.	1,000	42
Murphy Oil Corp.	558	31
Nabors Industries Ltd. (c)	831	14
National-Oilwell Varco, Inc.	1,221	92
Newfield Exploration Co. (c)	381	14
Noble Corp.	726	28
Noble Energy, Inc.	509	51
Occidental Petroleum Corp.	2,334	213
Peabody Energy Corp.	783	24
Pioneer Natural Resources Co.	355	41
QEP Resources, Inc.	511	16
Range Resources Corp.	454	30
Rowan Cos., Inc. (c)	356	12
Schlumberger Ltd.	3,838	285
Southwestern Energy Co. (c)	1,004	32
Spectra Energy Corp.	1,873	58
Sunoco, Inc.	307	15
Tesoro Corp. (c)	400	9
Valero Energy Corp.	1,597	39
Williams Cos., Inc.	1,704	58
WPX Energy, Inc. (c)	571	10
		4,056
Financials (13.3%):
ACE Ltd.	970	74
Aflac, Inc.	1,344	61
Allstate Corp.	1,434	48
American Express Co.	2,920	176
American International Group, Inc. (c)	1,548	53
American Tower Corp.	1,133	74
Ameriprise Financial, Inc.	638	35
Aon PLC	936	48
Apartment Investment & Management Co., Class A	349	9
Assurant, Inc.	252	10
AvalonBay Communities, Inc.	274	40
Bank of America Corp.	30,879	250
Bank of New York Mellon Corp.	3,466	82
BB&T Corp.	2,006	64
Berkshire Hathaway, Inc., Class B (c)	5,059	407
BlackRock, Inc.	289	55
Boston Properties, Inc.	427	46
Capital One Financial Corp.	1,592	88
CBRE Group, Inc. (c)	944	18
Cincinnati Financial Corp.	467	17
Citigroup, Inc.	8,426	278
CME Group, Inc.	191	51

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Comerica, Inc.	569	$18
Discover Financial Services	1,525	52
E*TRADE Financial Corp. (c)	731	8
Equity Residential Properties Trust	864	53
Federated Investors, Inc., Class B	266	6
Fifth Third Bancorp	2,647	38
First Horizon National Corp.	738	7
Franklin Resources, Inc.	410	51
Genworth Financial, Inc., Class A (c)	1,414	8
Hartford Financial Services Group, Inc.	1,267	26
HCP, Inc.	1,178	49
Health Care REIT, Inc.	605	34
Host Hotels & Resorts, Inc.	2,036	34
Hudson City Bancorp, Inc.	1,518	11
Huntington Bancshares, Inc.	2,487	17
IntercontinentalExchange, Inc. (c)	209	28
Invesco Ltd.	1,284	32
JPMorgan Chase & Co.	10,983	472
KeyCorp (d)	2,742	22
Kimco Realty Corp.	1,171	23
Legg Mason, Inc.	358	9
Leucadia National Corp.	570	14
Lincoln National Corp.	838	21
Loews Corp.	879	36
M&T Bank Corp.	364	31
Marsh & McLennan Cos., Inc.	1,564	52
MetLife, Inc.	3,051	110
Moody's Corp.	564	23
Morgan Stanley	4,384	76
Northern Trust Corp.	694	33
NYSE Euronext	743	19
People's United Financial, Inc.	1,033	13
Plum Creek Timber Co., Inc.	464	19
PNC Financial Services Group, Inc.	1,518	101
Principal Financial Group	867	24
Progressive Corp.	1,759	37
Prologis, Inc.	1,321	47
Prudential Financial, Inc.	1,352	82
Public Storage, Inc.	409	59
Regions Financial Corp.	4,079	27
Simon Property Group, Inc.	881	137
SLM Corp.	1,465	22
State Street Corp.	1,404	65
SunTrust Banks, Inc.	1,532	37
T. Rowe Price Group, Inc.	729	46
The Charles Schwab Corp.	3,109	44
The Chubb Corp.	780	57
The Goldman Sachs Group, Inc.	1,424	164
The Nasdaq OMX Group, Inc. (c)	359	9
The Travelers Cos., Inc.	1,131	73

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Torchmark Corp.	288	$14
U.S. Bancorp	5,498	177
Unum Group	836	20
Ventas, Inc.	831	49
Vornado Realty Trust	533	46
Wells Fargo & Co.	15,172	507
Western Union Co.	1,785	33
XL Group PLC	908	20
Zions Bancorporation	530	11
		5,337
Health Care (10.2%):
Abbott Laboratories	4,524	281
Aetna, Inc.	1,008	44
Allergan, Inc.	876	84
AmerisourceBergen Corp.	742	28
Amgen, Inc.	2,277	162
Baxter International, Inc.	1,612	89
Becton Dickinson & Co.	605	47
Biogen Idec, Inc. (c)	687	92
Boston Scientific Corp. (c)	4,176	26
Bristol-Myers Squibb Co.	4,857	162
C.R. Bard, Inc.	242	24
Cardinal Health, Inc.	995	42
CareFusion Corp. (c)	647	17
Celgene Corp. (c)	1,263	92
Cerner Corp. (c)	420	34
CIGNA Corp.	824	38
Coventry Health Care, Inc.	406	12
Covidien PLC	1,391	77
DaVita, Inc. (c)	270	24
DENTSPLY International, Inc.	409	17
Edwards Lifesciences Corp. (c)	331	27
Eli Lilly & Co.	2,938	122
Express Scripts Holding Co. (c)	2,299	128
Forest Laboratories, Inc. (c)	764	27
Gilead Sciences, Inc. (c)	2,179	113
Hospira, Inc. (c)	474	17
Humana, Inc.	472	38
Intuitive Surgical, Inc. (c)	113	65
Johnson & Johnson	7,898	514
Laboratory Corp. of America Holdings (c)	280	25
Life Technologies Corp. (c)	513	24
McKesson Corp.	708	65
Medtronic, Inc.	2,994	114
Merck & Co., Inc.	8,758	344
Mylan Laboratories, Inc. (c)	1,228	27
Patterson Cos., Inc.	252	9
PerkinElmer, Inc.	326	9
Perrigo Co.	268	28
Pfizer, Inc.	21,690	497

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Quest Diagnostics, Inc.	456	$26
St. Jude Medical, Inc.	922	36
Stryker Corp.	932	51
Tenet Healthcare Corp. (c)	1,180	6
Thermo Fisher Scientific, Inc.	1,053	59
UnitedHealth Group, Inc.	3,007	169
Varian Medical Systems, Inc. (c)	325	21
Waters Corp. (c)	256	21
Watson Pharmaceuticals, Inc. (c)	366	28
WellPoint, Inc.	963	65
Zimmer Holdings, Inc.	512	32
		4,099
Industrials (9.6%):
3M Co.	1,998	179
Avery Dennison Corp.	306	10
B.F. Goodrich Co.	362	45
Boeing Co.	2,146	165
C.H. Robinson Worldwide, Inc.	470	28
Caterpillar, Inc.	1,863	192
Cintas Corp.	317	12
Cooper Industries PLC, A Shares	456	29
CSX Corp.	3,028	68
Cummins, Inc.	552	64
Danaher Corp.	1,646	89
Deere & Co.	1,156	95
Dover Corp.	528	33
Eaton Corp.	1,183	57
Emerson Electric Co.	2,113	111
Equifax, Inc.	345	16
Expeditors International of Washington, Inc.	610	24
Fastenal Co.	850	40
FedEx Corp.	905	80
First Solar, Inc. (c)	169	3
Flowserve Corp.	157	18
Fluor Corp.	486	28
General Dynamics Corp.	1,027	69
General Electric Co.	30,445	596
Honeywell International, Inc.	2,231	135
Illinois Tool Works, Inc.	1,392	80
Ingersoll-Rand PLC	856	36
Iron Mountain, Inc.	492	15
Jacobs Engineering Group, Inc. (c)	370	16
Joy Global, Inc.	304	22
L-3 Communications Holdings, Inc.	285	21
Lockheed Martin Corp.	767	69
Masco Corp.	1,028	14
Norfolk Southern Corp.	950	69
Northrop Grumman Corp.	727	46
PACCAR, Inc.	1,027	44
Pall Corp.	332	20

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Parker Hannifin Corp.	434	$38
Pitney Bowes, Inc.	575	10
Precision Castparts Corp.	418	74
Quanta Services, Inc. (c)	608	14
R.R. Donnelley & Sons Co.	514	6
Raytheon Co.	978	53
Republic Services, Inc.	905	25
Robert Half International, Inc.	409	12
Rockwell Automation, Inc.	410	32
Rockwell Collins, Inc.	428	24
Roper Industries, Inc.	279	28
Ryder System, Inc.	147	7
Snap-on, Inc.	168	11
Southwest Airlines Co.	2,224	18
Stanley Black & Decker, Inc.	488	36
Stericycle, Inc. (c)	244	21
Textron, Inc.	805	21
The Dun & Bradstreet Corp.	137	11
Tyco International Ltd.	1,326	74
Union Pacific Corp.	1,381	155
United Parcel Service, Inc., Class B	2,758	216
United Technologies Corp.	2,619	214
W.W. Grainger, Inc.	175	36
Waste Management, Inc.	1,327	45
Xylem, Inc.	531	15
		3,834
Information Technology (18.4%):
Accenture PLC, Class A	1,862	121
Adobe Systems, Inc. (c)	1,421	48
Advanced Micro Devices, Inc. (c)	1,688	12
Agilent Technologies, Inc.	1,000	42
Akamai Technologies, Inc. (c)	512	17
Altera Corp.	928	33
Amphenol Corp., Class A	470	27
Analog Devices, Inc.	857	33
Apple, Inc. (c)	2,683	1,567
Applied Materials, Inc.	3,715	45
Autodesk, Inc. (c)	650	26
Automatic Data Processing, Inc.	1,411	78
BMC Software, Inc. (c)	473	19
Broadcom Corp., Class A	1,411	52
CA, Inc.	1,048	28
Cisco Systems, Inc.	15,496	312
Citrix Systems, Inc. (c)	534	46
Cognizant Technology Solutions Corp., Class A (c)	873	64
Computer Sciences Corp.	446	12
Corning, Inc.	4,379	63
Dell, Inc. (c)	4,394	72
eBay, Inc. (c)	3,295	135
Electronic Arts, Inc. (c)	953	15
EMC Corp. (c)	5,907	167

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
F5 Networks, Inc. (c)	228	$31
Fidelity National Information Services, Inc.	675	23
Fiserv, Inc. (c)	399	28
FLIR Systems, Inc.	443	10
Google, Inc., Class A (c)	730	442
Harris Corp.	328	15
Hewlett-Packard Co.	5,686	141
Intel Corp.	14,375	408
International Business Machines Corp.	3,334	690
Intuit, Inc.	849	49
Jabil Circuit, Inc.	530	12
JDS Uniphase Corp. (c)	661	8
Juniper Networks, Inc. (c)	1,514	32
KLA-Tencor Corp.	480	25
Lexmark International Group, Inc.	204	6
Linear Technology Corp.	659	22
LSI Logic Corp. (c)	1,631	13
MasterCard, Inc., Class A	306	138
Microchip Technology, Inc.	553	20
Micron Technology, Inc. (c)	2,842	19
Microsoft Corp.	21,486	688
Molex, Inc.	395	11
Motorola Mobility Holdings, Inc. (c)	758	29
Motorola Solutions, Inc.	847	43
NetApp, Inc. (c)	1,044	41
Novellus Systems, Inc. (c)	203	9
NVIDIA Corp. (c)	1,757	23
Oracle Corp.	11,279	331
Paychex, Inc.	928	29
QUALCOMM, Inc.	4,867	311
Red Hat, Inc. (c)	556	33
SAIC, Inc.	795	10
Salesforce.com, Inc. (c)	391	61
SanDisk Corp. (c)	697	26
Symantec Corp. (c)	2,099	35
TE Connectivity Ltd.	1,226	45
Teradata Corp. (c)	482	34
Teradyne, Inc. (c)	536	9
Texas Instruments, Inc.	3,294	105
Total System Services, Inc.	462	11
VeriSign, Inc.	459	19
Visa, Inc., Class A	1,431	176
Western Digital Corp. (c)	673	26
Xerox Corp.	3,832	30
Xilinx, Inc.	753	27
Yahoo!, Inc. (c)	3,492	54
		7,382
Materials (3.1%):
Air Products & Chemicals, Inc.	606	52
Airgas, Inc.	198	18
Alcoa, Inc.	3,067	30

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Allegheny Technologies, Inc.	307	$13
Ball Corp.	449	19
Bemis, Inc.	297	10
CF Industries Holdings, Inc.	188	36
Cliffs Natural Resources, Inc.	409	25
Dow Chemical Co.	3,411	116
E.I. du Pont de Nemours & Co.	2,682	143
Eastman Chemical Co.	394	21
Ecolab, Inc.	838	53
FMC Corp.	201	22
Freeport-McMoRan Copper & Gold, Inc.	2,727	104
International Flavors & Fragrances, Inc.	233	14
International Paper Co.	1,258	42
MeadWestvaco Corp.	492	16
Monsanto Co.	1,540	117
Newmont Mining Corp.	1,424	68
Nucor Corp.	912	36
Owens-Illinois, Inc. (c)	473	11
PPG Industries, Inc.	437	46
Praxair, Inc.	859	99
Sealed Air Corp.	553	11
Sigma-Aldrich Corp.	347	25
The Mosaic Co.	857	45
Titanium Metals Corp.	237	4
United States Steel Corp.	414	12
Vulcan Materials Co.	372	16
Weyerhaeuser Co.	1,544	31
		1,255
Telecommunication Services (2.7%):
AT&T, Inc.	17,058	561
CenturyTel, Inc.	1,783	69
Crown Castle International Corp. (c)	720	41
Frontier Communications Corp.	2,863	12
MetroPCS Communications, Inc. (c)	845	6
Sprint Nextel Corp. (c)	8,624	21
Verizon Communications, Inc.	8,158	330
Windstream Corp.	1,687	19
		1,059
Utilities (3.2%):
AGL Resources, Inc.	337	13
Ameren Corp.	698	23
American Electric Power Co.	1,391	54
CenterPoint Energy, Inc.	1,226	25
CMS Energy Corp.	740	17
Consolidated Edison Co. of New York, Inc.	843	50
Dominion Resources, Inc.	1,640	86
DTE Energy Co.	487	28
Duke Energy Corp.	3,843	82
Edison International	937	41
Entergy Corp.	508	33

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
EQT Corp.	430	$22
Exelon Corp.	2,448	96
FirstEnergy Corp.	1,203	56
Integrys Energy Group, Inc.	225	12
NextEra Energy, Inc.	1,198	77
NiSource, Inc.	812	20
Northeast Utilities	901	33
NRG Energy, Inc. (c)	655	11
ONEOK, Inc.	299	26
Pepco Holdings, Inc.	655	12
PG&E Corp.	1,186	52
Pinnacle West Capital Corp.	314	15
PPL Corp.	1,667	46
Progress Energy, Inc.	849	45
Public Service Enterprise Group, Inc.	1,456	45
SCANA Corp.	334	15
Sempra Energy	692	45
Southern Co.	2,493	115
TECO Energy, Inc.	621	11
The AES Corp. (c)	1,851	23
Wisconsin Energy Corp.	663	25
Xcel Energy, Inc.	1,401	38
		1,292
Total Common Stocks (Cost $14,505)		36,363
Investment Companies (4.0%)
SPDR Trust Series I (e)	11,600	1,621
Total Investment Companies (Cost $1,529)		1,621
Total Investments (Cost $18,249) — 100.1%		40,199
Liabilities in excess of other assets — (0.1)%		(29)
NET ASSETS — 100.0%		$40,170

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Non-income producing security.

(d)  Investment in affiliate and represents 0.1% of net assets.

(e)  All or a portion of this security has been designated as collateral for futures contracts.

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

	Contracts	Value
Futures Contracts (4.7%)
E-Mini S&P 500, expiring June 18, 2012	27	1,881
Total Futures Contracts (Cost $1,838)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (6.0%)
National Australia Funding (Delaware), Inc., 0.11% (a), 5/1/12 (b)	$67,758	$67,758
Total Commercial Paper (Amortized Cost $67,758)		67,758
Common Stocks (91.9%)
Consumer Discretionary (12.0%):
Autoliv, Inc.	163,000	10,227
Darden Restaurants, Inc.	338,000	16,927
Guess?, Inc.	446,000	13,059
Johnson Controls, Inc.	663,600	21,215
Kohl's Corp.	113,000	5,665
Mohawk Industries, Inc. (c)	274,000	18,363
Penske Automotive Group, Inc.	550,500	14,555
PetSmart, Inc.	190,000	11,069
Royal Caribbean Cruises Ltd.	605,000	16,559
VF Corp.	50,000	7,603
		135,242
Consumer Staples (1.4%):
Corn Products International, Inc.	275,825	15,739
Energy (5.3%):
Cimarex Energy Co.	335,000	23,152
Devon Energy Corp.	205,000	14,319
Helmerich & Payne, Inc.	212,000	10,895
Patterson-UTI Energy, Inc.	749,000	12,111
		60,477
Financials (20.9%):
Affiliated Managers Group, Inc. (c)	139,000	15,793
Alexandria Real Estate Equities, Inc.	115,000	8,616
Alleghany Corp. (c)	55,000	18,859
Arch Capital Group Ltd. (c)	323,000	12,687
Brown & Brown, Inc.	733,000	19,769
Capitol Federal Financial, Inc.	1,042,100	12,307
City National Corp.	160,000	8,522
Cullen/Frost Bankers, Inc.	195,000	11,497
Fidelity National Financial, Inc., Class A	537,000	10,348
Fifth Third Bancorp	1,059,000	15,070
Marsh & McLennan Cos., Inc.	686,000	22,947
Regency Centers Corp.	326,000	14,657
SunTrust Banks, Inc.	467,000	11,339
The Chubb Corp.	239,000	17,464
W.R. Berkley Corp.	570,000	21,466
Waddell & Reed Financial, Inc., Class A	456,000	14,583
		235,924
Health Care (9.2%):
C.R. Bard, Inc.	182,000	18,011
DENTSPLY International, Inc.	549,000	22,542
Hill-Rom Holdings, Inc.	555,000	18,010

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Patterson Cos., Inc.	804,000	$27,408
Zimmer Holdings, Inc.	285,500	17,966
		103,937
Industrials (16.3%):
Avery Dennison Corp.	521,000	16,662
Cintas Corp.	455,000	17,822
Con-way, Inc.	469,500	15,259
Dover Corp.	267,000	16,730
Hubbell, Inc., Class B	181,000	14,523
Ingersoll-Rand PLC	435,000	18,496
Kennametal, Inc.	426,000	17,990
Parker Hannifin Corp.	213,500	18,722
Raytheon Co.	354,000	19,166
Robert Half International, Inc.	452,000	13,470
Xylem, Inc.	566,000	15,780
		184,620
Information Technology (9.4%):
Amphenol Corp., Class A	207,000	12,035
Analog Devices, Inc.	384,000	14,968
Applied Materials, Inc.	1,418,000	17,002
Juniper Networks, Inc. (c)	649,000	13,908
Lam Research Corp. (c)	378,000	15,744
Marvell Technology Group Ltd. (c)	955,000	14,334
Synopsys, Inc. (c)	593,000	17,796
		105,787
Materials (8.4%):
Allegheny Technologies, Inc.	298,000	12,796
International Flavors & Fragrances, Inc.	191,000	11,500
PPG Industries, Inc.	146,000	15,365
Reliance Steel & Aluminum Co.	366,700	20,495
Rock-Tenn Co., Class A	192,000	11,967
RPM International, Inc.	521,000	13,843
Sonoco Products Co.	290,000	9,608
		95,574
Utilities (9.0%):
Alliant Energy Corp.	410,000	18,548
Energen Corp.	223,000	11,681
Hawaiian Electric Industries, Inc.	524,000	13,907
Questar Corp.	842,000	16,630
Sempra Energy	365,000	23,630
Xcel Energy, Inc.	622,000	16,831
		101,227
Total Common Stocks (Cost $881,961)		1,038,527

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.4%)
iShares Russell Midcap Value Index Fund	330,000	$15,774
Total Exchange-Traded Funds (Cost $13,476)		15,774
Total Investments (Cost $963,195) — 99.3%		1,122,059
Other assets in excess of liabilities — 0.7%		8,090
NET ASSETS — 100.0%		$1,130,149

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Non-income producing security.

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2012

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Value Fund	Stock Index Fund		Established Value Fund
ASSETS:
Investments, at value (Cost $98,531, $18,249, $963,195)	$96,257	$40,199		$1,122,059
Cash	484	50		50
Cash held as collateral for futures	—	95		—
Interest and dividends receivable	53	36		800
Receivable for capital shares issued	6	254		2,223
Receivable for investments sold	897	4		27,916
Receivable from Adviser	5	4		9
Prepaid expenses	30	28		48
Total Assets	97,732	40,670		1,153,105
LIABILITIES:
Payable for investments purchased	2,287	—		19,216
Payable for capital shares redeemed	165	451		2,768
Payable for variation margin on futures contracts	—	7		—
Accrued expenses and other payables:
Investment advisory fees	59	8		431
Administration fees	8	3		88
Custodian fees	3	3		9
Transfer agent fees	5	16		115
Chief Compliance Officer fees	— (a)	—	(a)	2
Trustees' fees	1	—	(a)	3
Shareholder servicing fees	3	7		117
12b-1 fees	1	—		154
Other accrued expenses	7	5		53
Total Liabilities	2,539	500		22,956
NET ASSETS:
Capital	133,539	19,826		933,016
Accumulated undistributed net investment income (loss)	(192)	27		559
Accumulated net realized gains (losses) from investments and futures	(35,880)	(1,676)		37,710
Net unrealized appreciation (depreciation) on investments and futures	(2,274)	21,993		158,864
Net Assets	$95,193	$40,170		$1,130,149
Net Assets
Class A Shares	$12,835	$20,861		$630,154
Class C Shares	460	—		—
Class R Shares	1,239	19,309		384,133
Class I Shares	80,659	—		115,862
Total	$95,193	$40,170		$1,130,149
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,268	980		22,628
Class C Shares	46	—		—
Class R Shares	123	908		13,904
Class I Shares	8,001	—		4,162
Total	9,438	1,888		40,694
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$10.12	$21.29		$27.85
Class C Shares (c)	$9.94	—		—
Class R Shares	$10.08	$21.27		$27.63
Class I Shares	$10.08	—		$27.84
Maximum sales charge — Class A Shares	5.75%	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.74	$22.59		$29.55

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2012

(Amounts in Thousands)  (Unaudited)

	Value Fund	Stock Index Fund		Established Value Fund
Investment Income:
Interest income	$—	$1		$21
Dividend income	1,040	386		8,530
Total Income	1,040	387		8,551
Expenses:
Investment advisory fees	377	47		2,316
Administration fees	53	25		488
Shareholder servicing fees — Class A Shares	17	15		678
Shareholder servicing fees — Class R Shares	—	23		—
12b-1 fees — Class C Shares	2	—		—
12b-1 fees — Class R Shares	3	—		852
Custodian fees	8	10		50
Transfer agent fees	9	4		91
Transfer agent fees — Class A Shares	2	12		331
Transfer agent fees — Class R Shares	1	6		102
Transfer agent fees — Class I Shares	4	—		2
Trustees' fees	7	2		59
Chief Compliance Officer fees	1	—	(a)	7
Legal and audit fees	9	3		81
State registration and filing fees	29	16		36
Other expenses	8	9		77
Total Expenses	530	172		5,170
Expenses waived/reimbursed by Adviser	(28)	(23)		—
Net Expenses	502	149		5,170
Net Investment Income	538	238		3,381
Realized/Unrealized Gains (Losses) from Investment Transactions and Futures:
Net realized gains (losses) from investment transactions	(406)	263		37,670
Net realized gains from futures transactions	—	161		—
Net change in unrealized appreciation/depreciation on investments and futures	(2,362)	3,646		60,311
Net realized/unrealized gains (losses) from investments and futures	(2,768)	4,070		97,981
Change in net assets resulting from operations	$(2,230)	$4,308		$101,362

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$538	$1,052	$238	$429	$3,381	$4,183
Net realized gains (losses) from investment transactions	(406)	15,482	263	2,783	37,670	23,670
Net realized gains from futures	—	—	161	76	—	—
Net change in unrealized appreciation/depreciation on investments and futures	(2,362)	(18,291)	3,646	(580)	60,311	430
Change in net assets resulting from operations	(2,230)	(1,757)	4,308	2,708	101,362	28,283
Distributions to Shareholders:
From net investment income:
Class A Shares	(76)	(127)	(136)	(243)	(1,834)	(2,489)
Class C Shares	(1)	—	—	—	—	—
Class R Shares	(6)	(3)	(110)	(173)	(910)	(1,312)
Class I Shares	(666)	(928)	—	—	(402)	(264)
From net realized gains:
Class A Shares	—	—	—	—	(13,155)	(21,690)
Class R Shares	—	—	—	—	(8,468)	(17,262)
Class I Shares	—	—	—	—	(1,760)	(719)
Change in net assets resulting from distributions to shareholders	(749)	(1,058)	(246)	(416)	(26,529)	(43,736)
Change in net assets from capital transactions	(9,580)	(24,586)	962	(3,000)	219,338	293,413
Change in net assets	(12,559)	(27,401)	5,024	(708)	294,171	277,960
Net Assets:
Beginning of period	107,752	135,153	35,146	35,854	835,978	558,018
End of period	$95,193	$107,752	$40,170	$35,146	$1,130,149	$835,978
Accumulated undistributed net investment income (loss)	$(192)	$19	$27	$35	$559	$324

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Value Fund		Stock Index Fund		Established Value Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$563	$9,180	$3,192	$2,686	$196,622	$293,215
Dividends reinvested	73	120	130	231	11,855	19,392
Cost of shares redeemed	(1,208)	(21,313)	(2,495)	(7,914)	(90,161)	(133,354)
Total Class A Shares	$(572)	$(12,013)	$827	$(4,997)	$118,316	$179,253
Class C Shares
Proceeds from shares issued	$130	$68	—	—	—	—
Dividends reinvested	—	—	—	—	—	—
Cost of shares redeemed	(9)	(241)	—	—	—	—
Total Class C Shares	$121	$(173)	—	—	—	—
Class R Shares
Proceeds from shares issued	$64	$217	$3,420	$5,995	$95,473	$109,176
Dividends reinvested	6	3	108	171	8,489	16,751
Cost of shares redeemed	(172)	(462)	(3,393)	(4,169)	(48,769)	(66,838)
Total Class R Shares	$(102)	$(242)	$135	$1,997	$55,193	$59,089
Class I Shares
Proceeds from shares issued	$3,268	$12,747	—	—	$53,986	$60,163
Dividends reinvested	666	928	—	—	1,058	880
Cost of shares redeemed	(12,961)	(25,833)	—	—	(9,215)	(5,972)
Total Class I Shares	$(9,027)	$(12,158)	—	—	$45,829	$55,071
Change in net assets from capital transactions	$(9,580)	$(24,586)	$962	$(3,000)	$219,338	$293,413
Share Transactions:
Class A Shares
Issued	55	794	160	139	7,388	10,944
Reinvested	7	10	7	12	463	738
Redeemed	(118)	(1,851)	(123)	(404)	(3,387)	(5,006)
Total Class A Shares	(56)	(1,047)	44	(253)	4,464	6,676
Class C Shares
Issued	13	6	—	—	—	—
Reinvested	—	—	—	—	—	—
Redeemed	(1)	(21)	—	—	—	—
Total Class C Shares	12	(15)	—	—	—	—
Class R Shares
Issued	6	18	169	305	3,622	4,127
Reinvested	1	— (a)	5	9	335	642
Redeemed	(17)	(39)	(167)	(217)	(1,848)	(2,549)
Total Class R Shares	(10)	(21)	7	97	2,109	2,220
Class I Shares
Issued	312	1,107	—	—	1,982	2,263
Reinvested	67	83	—	—	41	34
Redeemed	(1,275)	(2,243)	—	—	(344)	(235)
Total Class I Shares	(896)	(1,053)	—	—	1,679	2,062
Change in Shares	(950)	(2,136)	51	(156)	8,252	10,958

(a)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Value Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.41	$10.83	$9.62		$8.96	$16.12	$16.43
Investment Activities:
Net investment income	0.03	0.07	0.08		0.14	0.16	0.23
Net realized and unrealized gains (losses) on investments	(0.26)	(0.43)	1.23		0.66	(5.68)	1.89
Total from Investment Activities	(0.23)	(0.36)	1.31		0.80	(5.52)	2.12
Distributions:
Net investment income	(0.06)	(0.06)	(0.10)		(0.14)	(0.16)	(0.10)
Net realized gains from investments	—	—	—		—	(1.48)	(2.33)
Total Distributions	(0.06)	(0.06)	(0.10)		(0.14)	(1.64)	(2.43)
Net Asset Value, End of Period	$10.12	$10.41	$10.83		$9.62	$8.96	$16.12
Total Return (excludes sales charge) (a)	(2.22)%	(3.38)%	13.72	%(b)	9.25%	(37.68)%	14.77	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,835	$13,779	$25,670		$29,024	$28,744	$46,436
Ratio of net expenses to average net assets (d)	1.35%	1.26%	1.24%		1.25%	1.22%	1.19%
Ratio of net investment income to average net assets (d)	0.70%	0.56%	0.79%		1.63%	1.31%	0.84%
Portfolio turnover (a) (e)	43%	176%	129%		96%	140%	104%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.13% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.23	$10.66	$9.48		$8.84	$15.93	$16.30
Investment Activities:
Net investment income (loss)	0.01	(0.03)	—	(a)	0.07	0.06	—	(a)
Net realized and unrealized gains (losses) on investments	(0.26)	(0.40)	1.21		0.65	(5.60)	1.98
Total from Investment Activities	(0.25)	(0.43)	1.21		0.72	(5.54)	1.98
Distributions:
Net investment income	(0.04)	—	(0.03)		(0.08)	(0.07)	(0.02)
Net realized gains from investments	—	—	—		—	(1.48)	(2.33)
Total Distributions	(0.04)	—	(0.03)		(0.08)	(1.55)	(2.35)
Net Asset Value, End of Period	$9.94	$10.23	$10.66		$9.48	$8.84	$15.93
Total Return (excludes contingent deferred sales charge) (b)	(2.48)%	(4.03)%	12.78	%(c)	8.40%	(38.14)%	13.86	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$460	$348	$523		$785	$832	$727
Ratio of net expenses to average net assets (e)	2.00%	2.00%	2.00%		2.00%	2.00%	2.00%
Ratio of net investment income (loss) to average net assets (e)	(0.02)%	(0.21)%	0.04%		0.89%	0.53%	(0.03)%
Ratio of gross expenses to average net assets (e) (f)	5.35%	4.32%	3.61%		3.04%	3.48%	3.25%
Ratio of net investment income to average net assets (e) (f)	(3.37)%	(2.53)%	(1.57)%		(0.15)%	(0.95)%	(1.27)%
Portfolio turnover (b) (g)	43%	176%	129%		96%	140%	104%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.13% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Value Fund
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.36	$10.78	$9.58		$8.92	$16.05	$16.41
Investment Activities:
Net investment income	0.03	0.02	0.04		0.11	0.12	0.06
Net realized and unrealized gains (losses) on investments	(0.26)	(0.42)	1.23		0.66	(5.66)	1.98
Total from Investment Activities	(0.23)	(0.40)	1.27		0.77	(5.54)	2.04
Distributions:
Net investment income	(0.05)	(0.02)	(0.07)		(0.11)	(0.11)	(0.07)
Net realized gains from investments	—	—	—		—	(1.48)	(2.33)
Total Distributions	(0.05)	(0.02)	(0.07)		(0.11)	(1.59)	(2.40)
Net Asset Value, End of Period	$10.08	$10.36	$10.78		$9.58	$8.92	$16.05
Total Return (a)	(2.25)%	(3.70)%	13.27	%(b)	8.91%	(37.91)%	14.21	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,239	$1,377	$1,655		$2,122	$2,190	$4,204
Ratio of net expenses to average net assets (d)	1.60%	1.60%	1.60%		1.60%	1.60%	1.60%
Ratio of net investment income to average net assets (d)	0.45%	0.19%	0.44%		1.30%	0.93%	0.40%
Ratio of gross expenses to average net assets (d) (e)	2.44%	2.25%	1.99%		1.90%	1.81%	1.75%
Ratio of net investment income (loss) to average net assets (d) (e)	(0.39)%	(0.46)%	0.05%		1.00%	0.72%	0.24%
Portfolio turnover (a) (f)	43%	176%	129%		96%	140%	104%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.13% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Value Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.37	$10.79	$9.58		$8.93	$16.07	$15.32
Investment Activities:
Net investment income	0.06	0.10	0.12		0.17	0.20	0.02
Net realized and unrealized gains (losses) on investments	(0.27)	(0.42)	1.23		0.65	(5.66)	0.79
Total from Investment Activities	(0.21)	(0.32)	1.35		0.82	(5.46)	0.81
Distributions:
Net investment income	(0.08)	(0.10)	(0.14)		(0.17)	(0.20)	(0.06)
Net realized gains from investments	—	—	—		—	(1.48)	—
Total Distributions	(0.08)	(0.10)	(0.14)		(0.17)	(1.68)	(0.06)
Net Asset Value, End of Period	$10.08	$10.37	$10.79		$9.58	$8.93	$16.07
Total Return (b)	(2.03)%	(3.03)%	14.13	%(c)	9.53%	(37.48)%	5.31%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$80,659	$92,248	$107,305		$101,183	$99,552	$178,599
Ratio of net expenses to average net assets (d)	0.93%	0.93%	0.93%		0.93%	0.93%	0.91%
Ratio of net investment income to average net assets (d)	1.14%	0.86%	1.10%		1.94%	1.59%	0.90%
Ratio of gross expenses to average net assets (d) (e)	0.97%	0.95%	0.94%		0.95%	0.93%	0.91%
Ratio of net investment income to average net assets (d) (e)	1.10%	0.84%	1.09%		1.92%	1.59%	0.90%
Portfolio turnover (b) (f)	43%	176%	129%		96%	140%	104%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.13% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$19.14	$18.00	$15.74	$14.43	$23.08	$20.47
Investment Activities:
Net investment income	0.13	0.25	0.22	0.24	0.30	0.31
Net realized and unrealized gains (losses) on investments	2.16	1.13	2.26	1.31	(8.65)	2.63
Total from Investment Activities	2.29	1.38	2.48	1.55	(8.35)	2.94
Distributions:
Net investment income	(0.14)	(0.24)	(0.22)	(0.24)	(0.30)	(0.33)
Total Distributions	(0.14)	(0.24)	(0.22)	(0.24)	(0.30)	(0.33)
Net Asset Value, End of Period	$21.29	$19.14	$18.00	$15.74	$14.43	$23.08
Total Return (excludes sales charge) (a)	12.01%	7.69%	15.88%	11.07%	(36.53)%	14.46	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$20,861	$17,921	$21,401	$22,781	$27,759	$50,880
Ratio of net expenses to average net assets (c)	0.70%	0.71%	0.70%	0.70%	0.70%	0.66%
Ratio of net investment income to average net assets (c)	1.36%	1.29%	1.27%	1.73%	1.51%	1.43%
Ratio of gross expenses to average net assets (c) (d)	0.89%	0.86%	0.74%	0.80%	0.74%	0.66%
Ratio of net investment income to average net assets (c) (d)	1.17%	1.14%	1.23%	1.63%	1.47%	1.43%
Portfolio turnover (a) (e)	1%	12%	10%	12%	4%	12%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$19.12	$17.98	$15.73	$14.42	$23.06	$20.45
Investment Activities:
Net investment income	0.11	0.21	0.18	0.20	0.26	0.28
Net realized and unrealized gains (losses) on investments	2.16	1.14	2.26	1.32	(8.64)	2.62
Total from Investment Activities	2.27	1.35	2.44	1.52	(8.38)	2.90
Distributions:
Net investment income	(0.12)	(0.21)	(0.19)	(0.21)	(0.26)	(0.29)
Total Distributions	(0.12)	(0.21)	(0.19)	(0.21)	(0.26)	(0.29)
Net Asset Value, End of Period	$21.27	$19.12	$17.98	$15.73	$14.42	$23.06
Total Return (a)	11.92%	7.49%	15.61%	10.86%	(36.65)%	14.28	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$19,309	$17,225	$14,453	$13,899	$12,832	$20,658
Ratio of net expenses to average net assets (c)	0.90%	0.90%	0.90%	0.89%	0.90%	0.81%
Ratio of net investment income to average net assets (c)	1.17%	1.07%	1.06%	1.50%	1.31%	1.27%
Ratio of gross expenses to average net assets (c) (d)	0.94%	0.94%	0.91%	1.00%	0.93%	0.81%
Ratio of net investment income to average net assets (c) (d)	1.13%	1.03%	1.05%	1.39%	1.28%	1.27%
Portfolio turnover (a) (e)	1%	12%	10%	12%	4%	12%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$25.84	$26.06	$21.69		$17.90	$29.70	$30.50
Investment Activities:
Net investment income	0.10	0.17	0.13		0.14	0.12	0.09
Net realized and unrealized gains (losses) on investments	2.69	1.54	4.73		3.81	(8.61)	4.41
Total from Investment Activities	2.79	1.71	4.86		3.95	(8.49)	4.50
Distributions:
Net investment income	(0.09)	(0.17)	(0.12)		(0.16)	(0.12)	(0.10)
Net realized gains from investments	(0.69)	(1.76)	(0.37)		—	(3.19)	(5.20)
Total Distributions	(0.78)	(1.93)	(0.49)		(0.16)	(3.31)	(5.30)
Net Asset Value, End of Period	$27.85	$25.84	$26.06		$21.69	$17.90	$29.70
Total Return (excludes sales charge) (a)	11.09%	6.46%	22.69	%(b)	22.31%	(31.79)%	17.34	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$630,154	$469,365	$299,333		$138,373	$56,715	$12,129
Ratio of net expenses to average net assets (d)	1.04%	1.07%	1.10%		1.24%	1.12%	1.13%
Ratio of net investment income to average net assets (d)	0.75%	0.62%	0.57%		0.73%	0.57%	0.33%
Portfolio turnover (a) (e)	26%	38%	49%		61%	75%	35%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$25.64	$25.87	$21.54		$17.77	$29.49	$30.33
Investment Activities:
Net investment income	0.07	0.12	0.11		0.14	0.08	0.05
Net realized and unrealized gains (losses) on investments	2.68	1.53	4.68		3.77	(8.54)	4.38
Total from Investment Activities	2.75	1.65	4.79		3.91	(8.46)	4.43
Distributions:
Net investment income	(0.07)	(0.12)	(0.09)		(0.14)	(0.07)	(0.07)
Net realized gains from investments	(0.69)	(1.76)	(0.37)		—	(3.19)	(5.20)
Total Distributions	(0.76)	(1.88)	(0.46)		(0.14)	(3.26)	(5.27)
Net Asset Value, End of Period	$27.63	$25.64	$25.87		$21.54	$17.77	$29.49
Total Return (a)	11.01%	6.28%	22.48	%(b)	22.19%	(31.90)%	17.17	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$384,133	$302,485	$247,733		$188,522	$165,310	$279,117
Ratio of net expenses to average net assets (d)	1.22%	1.24%	1.25%		1.31%	1.29%	1.27%
Ratio of net investment income to average net assets (d)	0.57%	0.47%	0.43%		0.73%	0.33%	0.19%
Portfolio turnover (a) (e)	26%	38%	49%		61%	75%	35%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Established Value Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.83	$26.04	$23.70
Investment Activities:
Net investment income	0.14	0.23	0.11
Net realized/unrealized gains on investments	2.70	1.56	2.36
Total from Investment Activities	2.84	1.79	2.47
Distributions:
Net investment income	(0.14)	(0.24)	(0.13)
Net realized gains from investments	(0.69)	(1.76)	—
Total Distributions	(0.83)	(2.00)	(0.13)
Net Asset Value, End of Period	$27.84	$25.83	$26.04
Total Return (b)	11.27%	6.81%	10.48	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$115,862	$64,128	$10,952
Ratio of net expenses to average net assets (d)	0.68%	0.70%	0.95%
Ratio of net investment income to average net assets (d)	1.07%	0.95%	0.60%
Ratio of gross expenses to average net assets (d) (e)	0.68%	0.73%	1.07%
Ratio of net investment income to average net assets (d) (e)	1.07%	0.92%	0.48%
Portfolio turnover (b) (f)	26%	38%	49%

(a)  Class I Shares commenced operations on March 1, 2010.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.2%)
National Australia Funding (Delaware), Inc., 0.11% (a), 5/1/12 (b)	$11,548	$11,548
Total Commercial Paper (Amortized Cost $11,548)		11,548
Common Stocks (98.7%)
Consumer Discretionary (16.0%):
BorgWarner, Inc. (c)	91,800	7,256
Darden Restaurants, Inc.	135,300	6,776
Dick's Sporting Goods, Inc.	134,200	6,790
Discovery Communications, Inc., Class A (c)	172,500	9,387
Fossil, Inc. (c)	39,600	5,174
J.C. Penney Co., Inc.	210,000	7,573
Nordstrom, Inc.	165,000	9,217
Penn National Gaming, Inc. (c)	165,000	7,422
Starwood Hotels & Resorts Worldwide, Inc.	161,750	9,576
The Warnaco Group, Inc. (c)	152,500	8,076
Tiffany & Co.	120,050	8,219
		85,466
Consumer Staples (5.2%):
Church & Dwight Co., Inc.	255,000	12,954
Dr Pepper Snapple Group, Inc.	101,600	4,123
J.M. Smucker Co.	134,250	10,690
		27,767
Energy (8.3%):
Cameron International Corp. (c)	180,350	9,243
Concho Resources, Inc. (c)	101,500	10,879
ENSCO International PLC, Sponsored ADR	194,300	10,618
Noble Corp.	124,100	4,723
Peabody Energy Corp.	117,750	3,663
Range Resources Corp.	77,900	5,193
		44,319
Financials (15.1%):
Ameriprise Financial, Inc.	167,300	9,069
Aon PLC	129,500	6,708
Arch Capital Group Ltd. (c)	324,000	12,727
Digital Realty Trust, Inc.	162,500	12,202
Essex Property Trust, Inc.	81,200	12,827
Fifth Third Bancorp	749,500	10,665
SL Green Realty Corp.	136,650	11,266
TD AMERITRADE Holding Corp.	143,000	2,687
W.R. Berkley Corp.	75,000	2,825
		80,976
Health Care (12.7%):
AmerisourceBergen Corp.	262,300	9,760
CareFusion Corp. (c)	73,000	1,892
Cerner Corp. (c)	116,000	9,407

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
DENTSPLY International, Inc.	235,500	$9,670
Edwards Lifesciences Corp. (c)	90,000	7,467
Teleflex, Inc.	145,000	9,087
The Cooper Cos., Inc.	145,450	12,824
Waters Corp. (c)	92,000	7,738
		67,845
Industrials (12.9%):
AMETEK, Inc.	299,500	15,074
Eaton Corp.	180,000	8,672
J. B. Hunt Transport Services, Inc.	124,500	6,889
MasTec, Inc. (c)	405,100	7,045
Ryder System, Inc.	96,000	4,677
Spirit AeroSystems Holdings, Inc., Class A (c)	412,500	10,312
SPX Corp.	143,500	11,018
Stanley Black & Decker, Inc.	71,100	5,202
		68,889
Information Technology (13.6%):
Altera Corp.	233,900	8,320
Arrow Electronics, Inc. (c)	264,500	11,122
Autodesk, Inc. (c)	236,750	9,321
Cavium, Inc. (c)	189,700	5,551
Citrix Systems, Inc. (c)	144,250	12,349
Nuance Communications, Inc. (c)	341,700	8,351
NVIDIA Corp. (c)	460,000	5,980
Semtech Corp. (c)	216,000	5,888
Solera Holdings, Inc.	76,600	3,442
TIBCO Software, Inc. (c)	78,800	2,593
		72,917
Materials (8.4%):
Albemarle Corp.	135,900	8,874
Allegheny Technologies, Inc.	224,500	9,640
Crown Holdings, Inc. (c)	295,150	10,915
FMC Corp.	80,000	8,836
International Flavors & Fragrances, Inc.	106,300	6,400
		44,665
Utilities (6.5%):
American Water Works Co., Inc.	407,800	13,963
Wisconsin Energy Corp.	278,500	10,260
Xcel Energy, Inc.	392,000	10,608
		34,831
Total Common Stocks (Cost $459,025)		527,675
Total Investments (Cost $470,573) — 100.9%		539,223
Liabilities in excess of other assets — (0.9)%		(4,629)
NET ASSETS — 100.0%		$534,594

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (5.7%)
National Australia Funding (Delaware), Inc., 0.11% (a), 5/1/12 (b)	$59,870	$59,870
Total Commercial Paper (Amortized Cost $59,870)		59,870
Common Stocks (93.5%)
Consumer Discretionary (10.5%):
Brunswick Corp.	311,000	8,176
Cato Corp., Class A	266,000	7,403
Group 1 Automotive, Inc.	206,000	11,923
Jack in the Box, Inc. (c)	492,000	11,178
Maidenform Brands, Inc. (c)	374,600	8,552
Rent-A-Center, Inc.	212,125	7,257
Rush Enterprises, Inc., Class A (c)	569,000	10,288
Skechers USA, Inc., Class A (c)	607,000	11,333
Steiner Leisure Ltd. (c)	303,000	14,229
The Cheesecake Factory, Inc. (c)	359,000	11,308
Wolverine World Wide, Inc.	213,955	8,975
		110,622
Consumer Staples (4.6%):
Casey's General Stores, Inc.	134,000	7,551
Flowers Foods, Inc.	403,000	8,644
Harris Teeter Supermarkets, Inc.	288,000	10,936
Lancaster Colony Corp.	143,000	9,325
Snyders-Lance, Inc.	459,000	11,879
		48,335
Energy (5.6%):
Berry Petroleum Co., Class A	280,000	12,754
C&J Energy Services, Inc. (c)	499,000	9,406
Cloud Peak Energy, Inc. (c)	566,000	8,711
Contango Oil & Gas Co. (c)	114,000	6,186
PetroQuest Energy, Inc. (c)	1,146,000	6,922
Superior Energy Services, Inc. (c)	334,000	8,991
Tesco Corp. (c)	356,000	5,813
		58,783
Financials (18.4%):
Alterra Capital Holdings Ltd.	533,000	12,755
American Financial Group, Inc.	217,000	8,446
Arthur J. Gallagher & Co.	262,000	9,841
Brown & Brown, Inc.	435,000	11,732
First American Financial Corp.	394,000	6,599
First Niagara Financial Group, Inc.	819,000	7,322
Healthcare Realty Trust, Inc.	373,000	8,012
Highwoods Properties, Inc.	393,000	13,649
Home BancShares, Inc.	311,000	9,062
IBERIABANK Corp.	205,750	10,508
Independent Bank Corp.	384,100	10,782

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Infinity Property & Casualty Corp.	196,000	$10,468
LaSalle Hotel Properties	312,200	9,182
PacWest Bancorp	402,000	9,576
Primerica, Inc.	312,967	8,209
Prosperity Bancshares, Inc.	340,000	15,861
PS Business Parks, Inc.	201,000	13,718
RLI Corp.	95,000	6,543
Selective Insurance Group, Inc.	646,375	11,305
		193,570
Health Care (6.6%):
Charles River Laboratories International, Inc. (c)	290,200	10,311
CONMED Corp.	356,300	10,186
Haemonetics Corp. (c)	161,000	11,523
Owens & Minor, Inc.	416,000	12,164
STERIS Corp.	459,600	14,436
VCA Antech, Inc. (c)	449,000	10,623
		69,243
Industrials (20.1%):
American Science & Engineering, Inc.	111,800	7,302
Astec Industries, Inc. (c)	295,000	9,231
AZZ, Inc.	79,000	4,085
Barnes Group, Inc.	307,000	8,105
Beacon Roofing Supply, Inc. (c)	338,000	9,021
Brady Corp., Class A	358,000	11,109
Carlisle Cos., Inc.	332,484	18,307
Celadon Group, Inc.	587,396	9,181
Commercial Vehicle Group, Inc. (c)	463,300	4,929
EMCOR Group, Inc.	575,000	16,859
GATX Corp.	249,000	10,675
Genesee & Wyoming, Inc., Class A (c)	96,000	5,175
Heidrick & Struggles International, Inc.	303,000	5,908
John Bean Technologies Corp.	503,975	8,059
Kennametal, Inc.	307,000	12,965
Kforce, Inc. (c)	353,000	5,108
Korn/Ferry International (c)	576,000	9,302
Lincoln Electric Holdings, Inc.	172,000	8,430
LMI Aerospace, Inc. (c)	407,000	7,444
Mueller Industries, Inc.	183,000	8,365
Quanex Building Products Corp.	498,000	9,178
Sterling Constructioin Co., Inc. (c)	380,000	3,720
Tetra Tech, Inc. (c)	260,000	6,942
Viad Corp.	368,225	6,657
Woodward, Inc.	149,000	6,197
		212,254
Information Technology (16.6%):
Arris Group, Inc. (c)	632,000	8,172
Anixter International, Inc. (c)	180,000	12,344
ATMI, Inc. (c)	117,000	2,458

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Benchmark Electronics, Inc. (c)	535,000	$8,496
CACI International, Inc., Class A (c)	139,000	8,497
Diebold, Inc.	413,000	16,293
Fairchild Semiconductor International, Inc. (c)	786,571	11,146
Microsemi Corp. (c)	606,000	13,041
MKS Instruments, Inc.	438,049	12,112
MTS Systems Corp.	207,589	9,958
QLogic Corp. (c)	673,000	11,609
Quest Software, Inc. (c)	402,000	9,355
ScanSource, Inc. (c)	256,000	8,438
Synaptics, Inc. (c)	384,000	11,793
Tech Data Corp. (c)	175,000	9,413
Websense, Inc. (c)	487,000	10,100
West Pharmaceutical Services, Inc.	273,550	12,282
		175,507
Materials (7.7%):
A. Schulman, Inc.	453,000	11,148
H.B. Fuller Co.	453,000	14,904
Olin Corp.	501,464	10,511
OM Group, Inc. (c)	318,000	7,670
Sensient Technologies Corp.	361,000	13,411
Silgan Holdings, Inc.	294,000	12,898
Texas Industries, Inc.	144,000	4,840
Worthington Industries, Inc.	354,000	6,315
		81,697
Utilities (3.4%):
ALLETE, Inc.	245,000	10,096
Cleco Corp.	191,000	7,793
Northwest Natural Gas Co.	227,000	10,374
NorthWestern Corp.	219,000	7,779
		36,042
Total Common Stocks (Cost $844,114)		986,053
Exchange-Traded Funds (1.0%)
iShares Russell 2000 Value Index Fund, 0.30%	150,000	10,779
Total Exchange-Traded Funds (Cost $10,762)		10,779
Total Investments (Cost $914,746) — 100.2%		1,056,702
Liabilities in excess of other assets — (0.2)%		(2,038)
NET ASSETS — 100.0%		$1,054,664

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Non-income producing security.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Large Cap Growth Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (3.2%)
National Australia Funding (Delaware), Inc., 0.11% (a), 5/1/12 (b)	$5,504	$5,504
Total Commercial Paper (Amortized Cost $5,504)		5,504
Common Stocks (97.4%)
Communications Equipment (3.7%):
QUALCOMM, Inc.	98,900	6,314
Computers & Peripherals (9.8%):
Apple, Inc. (c)	19,750	11,539
EMC Corp. (c)	193,775	5,466
		17,005
Consumer Discretionary (23.5%):
Amazon.com, Inc. (c)	32,150	7,456
Chipotle Mexican Grill, Inc. (c)	10,100	4,183
Dollar Tree, Inc. (c)	50,550	5,139
Lululemon Athletica, Inc. (c)	56,500	4,189
Priceline.com, Inc. (c)	10,265	7,810
Starbucks Corp.	60,600	3,477
Starwood Hotels & Resorts Worldwide, Inc.	93,500	5,535
Tractor Supply Co.	27,650	2,721
		40,510
Consumer Staples (1.5%):
Mead Johnson Nutrition Co.	31,400	2,687
Energy (8.8%):
Cameron International Corp. (c)	101,250	5,189
Occidental Petroleum Corp.	45,400	4,141
Schlumberger Ltd.	78,700	5,835
		15,165
Financials (3.5%):
Affiliated Managers Group, Inc. (c)	37,150	4,221
JPMorgan Chase & Co.	14,550	625
The Charles Schwab Corp.	88,100	1,260
		6,106
Health Care (16.9%):
Alexion Pharmaceuticals, Inc. (c)	64,850	5,857
Allergan, Inc.	70,300	6,749
Biogen Idec, Inc. (c)	39,450	5,287
Express Scripts Holding Co. (c)	69,175	3,859
Perrigo Co.	49,350	5,177
Vertex Pharmaceuticals, Inc. (c)	58,910	2,267
		29,196
Industrials (6.8%):
Caterpillar, Inc.	48,125	4,945
Precision Castparts Corp.	5,000	882
Union Pacific Corp.	52,800	5,937
		11,764

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Large Cap Growth Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Internet Software & Services (4.2%):
Baidu, Inc., Sponsored ADR (c)	24,050	$3,191
Google, Inc., Class A (c)	6,725	4,070
		7,261
IT Services (7.3%):
Cognizant Technology Solutions Corp., Class A (c)	100,325	7,356
Visa, Inc., Class A	42,200	5,190
		12,546
Materials (2.8%):
Monsanto Co.	63,150	4,811
Semiconductors & Semiconductor Equipment (3.6%):
ARM Holdings PLC, Sponsored ADR	124,205	3,146
Broadcom Corp., Class A	82,025	3,002
		6,148
Software (5.0%):
Citrix Systems, Inc. (c)	78,900	6,755
Informatica Corp. (c)	9,000	414
Red Hat, Inc. (c)	25,700	1,532
		8,701
Total Common Stocks (Cost $112,945)		168,214
Total Investments (Cost $118,449) — 100.6%		173,718
Liabilities in excess of other assets — (0.6)%		(1,079)
NET ASSETS — 100.0%		$172,639

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2012

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
ASSETS:
Investments, at value (Cost $470,573, $914,746, $118,449)	$539,223	$1,056,702	$173,718
Cash	50	50	50
Interest and dividends receivable	258	342	23
Receivable for capital shares issued	246	5,357	260
Receivable for investments sold	11,637	508	—
Receivable from Adviser	—	—	6
Prepaid expenses	45	44	36
Total Assets	551,459	1,063,003	174,093
LIABILITIES:
Payable for investments purchased	11,167	3,041	1,034
Payable for capital shares redeemed	4,936	4,177	249
Accrued expenses and other payables:
Investment advisory fees	320	669	107
Administration fees	44	82	14
Custodian fees	5	8	1
Transfer agent fees	171	106	6
Chief Compliance Officer fees	1	2	— (a)
Trustees' fees	3	2	1
Shareholder servicing fees	66	74	19
12b-1 fees	74	90	7
Other accrued expenses	78	88	16
Total Liabilities	16,865	8,339	1,454
NET ASSETS:
Capital	660,785	870,108	121,689
Accumulated undistributed net investment income (loss)	68	(725)	(571)
Accumulated net realized gains (losses) from investments	(194,909)	43,325	(3,748)
Net unrealized appreciation on investments	68,650	141,956	55,269
Net Assets	$534,594	$1,054,664	$172,639
Net Assets
Class A Shares	$242,302	$384,588	$94,868
Class C Shares	24,567	—	8,582
Class R Shares	129,880	222,897	1,006
Class I Shares	137,845	447,179	68,183
Total	$534,594	$1,054,664	$172,639
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	14,797	11,684	5,815
Class C Shares	1,606	—	562
Class R Shares	8,171	7,006	63
Class I Shares	8,375	13,528	4,171
Total	32,949	32,218	10,611
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$16.38	$32.92	$16.31
Class C Shares (c)	$15.30	—	$15.26
Class R Shares	$15.90	$31.81	$15.90
Class I Shares	$16.46	$33.06	$16.35
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.38	$34.93	$17.31

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2012

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
Investment Income:
Interest income	$3	$19	$2
Dividend income	4,113	6,660	423
Total Income	4,116	6,679	425
Expenses:
Investment advisory fees	2,168	3,719	621
Administration fees	308	469	85
Shareholder servicing fees — Class A Shares	377	417	116
12b-1 fees — Class C Shares	128	—	35
12b-1 fees — Class R Shares	340	503	2
Custodian fees	36	52	11
Transfer agent fees	57	87	16
Transfer agent fees — Class A Shares	212	195	17
Transfer agent fees — Class C Shares	30	—	1
Transfer agent fees — Class R Shares	121	100	1
Transfer agent fees — Class I Shares	7	18	3
Trustees' fees	42	58	11
Chief Compliance Officer fees	5	7	1
Legal and audit fees	57	79	14
State registration and filing fees	36	33	52
Other expenses	74	122	25
Total Expenses	3,998	5,859	1,011
Expenses waived/reimbursed by Adviser	(1)	—	(18)
Net Expenses	3,997	5,859	993
Net investment income (loss)	119	820	(568)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	75,810	48,408	(64)
Net change in unrealized appreciation/depreciation on investments	(17,697)	46,370	21,056
Net realized/unrealized gains from investments	58,113	94,778	20,992
Change in net assets resulting from operations	$58,232	$95,598	$20,424

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$119	$(417)	$820	$1,979	$(568)	$(1,083)
Net realized gains (losses) from investment transactions	75,810	163,509	48,408	47,775	(64)	933
Net change in unrealized appreciation/depreciation on investments	(17,697)	(147,254)	46,370	12,629	21,056	4,382
Change in net assets resulting from operations	58,232	15,838	95,598	62,383	20,424	4,232
Distributions to Shareholders:
From net investment income:
Class A Shares	—	(396)	(529)	(475)	—	—
Class R Shares	—	—	(226)	(250)	—	—
Class I Shares (a)	—	(384)	(914)	(1,352)	—	—
From net realized gains:
Class A Shares	—	—	(1,205)	—	(1,226)	—
Class C Shares	—	—	—	—	(86)	—
Class R Shares	—	—	(756)	—	(11)	—
Class I Shares (a)	—	—	(1,427)	—	(804)	—
Change in net assets resulting from distributions to shareholders	—	(780)	(5,057)	(2,077)	(2,127)	—
Change in net assets from capital transactions	(244,161)	(401,638)	133,829	92,400	(14,207)	38,867
Change in net assets	(185,929)	(386,580)	224,370	152,706	4,090	43,099
Net Assets:
Beginning of period	720,523	1,107,103	830,294	677,588	168,549	125,450
End of period	$534,594	$720,523	$1,054,664	$830,294	$172,639	$168,549
Accumulated undistributed net investment income (loss)	$68	$(51)	$(725)	$124	$(571)	$(3)

(a)  Class I Shares of Large Cap Growth Fund commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$22,628	$140,192	$134,390	$155,203	$28,305	$84,860
Dividends reinvested	—	341	1,419	378	714	—
Cost of shares redeemed	(196,899)	(492,194)	(80,281)	(140,216)	(39,321)	(116,889)
Total Class A Shares	$(174,271)	$(351,661)	$55,528	$15,365	$(10,302)	$(32,029)
Class C Shares
Proceeds from shares issued	$1,575	$5,493	—	—	$2,071	$3,875
Dividends reinvested	—	—	—	—	69	—
Cost of shares redeemed	(6,388)	(15,508)	—	—	(793)	(1,539)
Total Class C Shares	$(4,813)	$(10,015)	—	—	$1,347	$2,336
Class R Shares
Proceeds from shares issued	$10,359	$40,016	$42,683	$79,738	$119	$1,134
Dividends reinvested	—	—	886	216	10	—
Cost of shares redeemed	(40,065)	(76,479)	(26,267)	(54,096)	(230)	(743)
Total Class R Shares	$(29,706)	$(36,463)	$17,302	$25,858	$(101)	$391
Class I Shares (a)
Proceeds from shares issued	$7,958	$70,367	$106,849	$137,185	$7,740	$76,252
Dividends reinvested	—	302	2,117	1,244	733	—
Cost of shares redeemed	(43,329)	(74,168)	(47,967)	(87,252)	(13,624)	(8,083)
Total Class I Shares	$(35,371)	$(3,499)	$60,999	$51,177	$(5,151)	$68,169
Change in net assets from capital transactions	$(244,161)	$(401,638)	$133,829	$92,400	$(14,207)	$38,867
Share Transactions:
Class A Shares
Issued	1,490	8,732	4,237	5,224	1,916	5,632
Reinvested	—	20	46	12	51	—
Redeemed	(13,013)	(30,799)	(2,527)	(4,673)	(2,642)	(7,817)
Total Class A Shares	(11,523)	(22,047)	1,756	563	(675)	(2,185)
Class C Shares
Issued	109	360	—	—	142	270
Reinvested	—	—	—	—	5	—
Redeemed	(442)	(1,029)	—	—	(55)	(109)
Total Class C Shares	(333)	(669)	—	—	92	161
Class R Shares
Issued	694	2,576	1,383	2,743	8	75
Reinvested	—	—	30	7	1	—
Redeemed	(2,689)	(4,924)	(872)	(1,851)	(16)	(55)
Total Class R Shares	(1,995)	(2,348)	541	899	(7)	20
Class I Shares (a)
Issued	505	4,271	3,349	4,552	511	5,090
Reinvested	—	18	69	43	52	—
Redeemed	(2,847)	(4,676)	(1,514)	(2,971)	(924)	(558)
Total Class I Shares	(2,342)	(387)	1,904	1,624	(361)	4,532
Change in shares	(16,193)	(25,451)	4,201	3,086	(951)	2,528

(a)  Class I Shares of Large Cap Growth Fund commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.77	$14.93		$12.25		$10.78	$20.21	$17.19
Investment Activities:
Net investment income (loss)	0.01	(0.01)		0.01		0.06	0.04	0.06
Net realized and unrealized gains (losses) on investments	1.60	(0.14	)(a)	2.69		1.46	(8.42)	3.90
Total from Investment Activities	1.61	(0.15)		2.70		1.52	(8.38)	3.96
Distributions:
Net investment income	—	(0.01)		(0.02)		(0.05)	(0.03)	(0.10)
Net realized gains from investments	—	—		—		—	(1.02)	(0.84)
Total Distributions	—	(0.01)		(0.02)		(0.05)	(1.05)	(0.94)
Net Asset Value, End of Period	$16.38	$14.77		$14.93		$12.25	$10.78	$20.21
Total Return (excludes sales charge) (b)	10.90%	(1.02)%		22.04	%(c)	14.21%	(43.55)%	24.11	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$242,302	$388,846		$722,165		$711,887	$666,860	$809,314
Ratio of net expenses to average net assets (e)	1.31%	1.19%		1.18%		1.24%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets (e)	0.07%	—	%(f)	0.08%		0.52%	0.25%	0.28%
Portfolio turnover (b) (g)	35%	93%		97%		165%	188%	125%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  Rounds to less than 0.01%.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$13.86	$14.13		$11.70		$10.34	$19.56	$16.77
Investment Activities:
Net investment loss	(0.07)	(0.14	)(a)	(0.13)		(0.05)	(0.10)	(0.07)
Net realized and unrealized gains (losses) on investments	1.51	(0.13	)(b)	2.56		1.41	(8.10)	3.74
Total from Investment Activities	1.44	(0.27)		2.43		1.36	(8.20)	3.67
Distributions:
Net investment income	—	—		—	(c)	—	— (c)	(0.04)
Net realized gains from investments	—	—		—		—	(1.02)	(0.84)
Total Distributions	—	—		—	(c)	—	(1.02)	(0.88)
Net Asset Value, End of Period	$15.30	$13.86		$14.13		$11.70	$10.34	$19.56
Total Return (excludes contingent deferred sales charge) (d)	10.39%	(1.91)%		20.78	%(e)	13.15%	(44.05)%	22.90	%(f)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,567	$26,874		$36,852		$38,335	$39,543	$49,026
Ratio of net expenses to average net assets (g)	2.21%	2.11%		2.16%		2.19%	2.13%	2.10%
Ratio of net investment loss to average net assets (g)	(0.88)%	(0.93)%		(0.90)%		(0.42)%	(0.72)%	(0.68)%
Ratio of gross expenses to average net assets (g) (h)	2.22%	2.11%		2.16%		2.28%	2.13%	2.10%
Ratio of net investment loss to average net assets (g) (h)	(0.89)%	(0.93)%		(0.90)%		(0.51)%	(0.72)%	(0.68)%
Portfolio turnover (d) (i)	35%	93%		97%		165%	188%	125%

(a)  Calculated using average shares for the period.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(f)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(g)  Annualized for periods less than one year.

(h)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.36	$14.55		$11.96		$10.54	$19.82	$16.91
Investment Activities:
Net investment income (loss)	(0.02)	(0.06)		(0.03)		0.01	(0.02)	0.01
Net realized and unrealized gains (losses) on investments	1.56	(0.13	)(a)	2.62		1.43	(8.23)	3.81
Total from Investment Activities	1.54	(0.19)		2.59		1.44	(8.25)	3.82
Distributions:
Net investment income	—	—		—	(b)	(0.02)	(0.01)	(0.07)
Net realized gains from investments	—	—		—		—	(1.02)	(0.84)
Total Distributions	—	—		—	(b)	(0.02)	(1.03)	(0.91)
Net Asset Value, End of Period	$15.90	$14.36		$14.55		$11.96	$10.54	$19.82
Total Return (c)	10.72%	(1.31)%		21.67	%(d)	13.70%	(43.73)%	23.66	%(e)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$129,880	$145,987		$182,091		$147,811	$99,985	$118,250
Ratio of net expenses to average net assets (f)	1.59%	1.51%		1.49%		1.61%	1.56%	1.48%
Ratio of net investment income (loss) to average net assets (f)	(0.25)%	(0.34)%		(0.24)%		0.09%	(0.15)%	(0.04)%
Portfolio turnover (c) (g)	35%	93%		97%		165%	188%	125%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(e)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.82	$14.95		$12.27		$10.79	$20.22	$18.93
Investment Activities:
Net investment income	0.03	0.05		0.06		0.09	0.09	0.01
Net realized and unrealized gains (losses) on investments	1.61	(0.14	)(b)	2.68		1.47	(8.41)	1.28
Total from Investment Activities	1.64	(0.09)		2.74		1.56	(8.32)	1.29
Distributions:
Net investment income	—	(0.04)		(0.06)		(0.08)	(0.09)	—
Net realized gains from investments	—	—		—		—	(1.02)	—
Total Distributions	—	(0.04)		(0.06)		(0.08)	(1.11)	—
Net Asset Value, End of Period	$16.46	$14.82		$14.95		$12.27	$10.79	$20.22
Total Return (c)	11.07%	(0.66)%		22.38	%(d)	14.64%	(43.35)%	6.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$137,845	$158,816		$165,995		$143,755	$123,612	$143,257
Ratio of net expenses to average net assets (e)	0.93%	0.87%		0.86%		0.87%	0.85%	0.85%
Ratio of net investment income to average net assets (e)	0.42%	0.29%		0.40%		0.84%	0.57%	0.41%
Portfolio turnover (c) (f)	35%	93%		97%		165%	188%	125%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$29.82	$27.35	$22.70	$19.76	$29.09	$31.88
Investment Activities:
Net investment income	0.02	0.05	0.03	0.03	0.03	0.11
Net realized and unrealized gains (losses) on investments	3.25	2.47	4.63	2.96	(7.83)	2.06
Total from Investment Activities	3.27	2.52	4.66	2.99	(7.80)	2.17
Distributions:
Net investment income	(0.05)	(0.05)	(0.01)	(0.05)	(0.02)	(0.11)
Net realized gains from investments	(0.12)	—	—	—	(1.51)	(4.85)
Total Distributions	(0.17)	(0.05)	(0.01)	(0.05)	(1.53)	(4.96)
Net Asset Value, End of Period	$32.92	$29.82	$27.35	$22.70	$19.76	$29.09
Total Return (excludes sales charge) (a)	11.01%	9.23%	20.54%	15.21%	(28.13)%	7.33	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$384,588	$296,044	$256,084	$195,106	$166,798	$150,621
Ratio of net expenses to average net assets (c)	1.36%	1.40%	1.43%	1.57%	1.53%	1.20%
Ratio of net investment income to average net assets (c)	0.08%	0.15%	0.12%	0.16%	0.10%	0.29%
Portfolio turnover (a) (d)	23%	44%	66%	93%	115%	75%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008		Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$28.84	$26.50	$22.03	$19.19	$28.31		$31.19
Investment Activities:
Net investment income (loss)	(0.01)	(0.02)	(0.02)	0.02	—	(a)	0.02
Net realized and unrealized gains (losses) on investments	3.14	2.40	4.49	2.87	(7.61)		2.02
Total from Investment Activities	3.13	2.38	4.47	2.89	(7.61)		2.04
Distributions:
Net investment income	(0.04)	(0.04)	— (a)	(0.05)	—	(a)	(0.07)
Net realized gains from investments	(0.12)	—	—	—	(1.51)		(4.85)
Total Distributions	(0.16)	(0.04)	— (a)	(0.05)	(1.51)		(4.92)
Net Asset Value, End of Period	$31.81	$28.84	$26.50	$22.03	$19.19		$28.31
Total Return (b)	10.87%	8.99%	20.31%	15.14%	(28.21)%		7.03	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$222,897	$186,467	$147,459	$114,220	$81,279		$114,983
Ratio of net expenses to average net assets (d)	1.59%	1.60%	1.63%	1.65%	1.62%		1.45%
Ratio of net investment income (loss) to average net assets (d)	(0.14)%	(0.06)%	(0.07)%	0.07%	—	%(e)	0.06%
Portfolio turnover (b) (f)	23%	44%	66%	93%	115%		75%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Rounds to less than 0.01%.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$29.92	$27.41	$22.73	$19.78	$29.10	$28.99
Investment Activities:
Net investment income	0.08	0.16	0.11	0.12	0.13	0.02
Net realized and unrealized gains (losses) on investments	3.26	2.48	4.66	2.96	(7.83)	0.11
Total from Investment Activities	3.34	2.64	4.77	3.08	(7.70)	0.13
Distributions:
Net investment income	(0.08)	(0.13)	(0.09)	(0.13)	(0.11)	(0.02)
Net realized gains from investments	(0.12)	—	—	—	(1.51)	—
Total Distributions	(0.20)	(0.13)	(0.09)	(0.13)	(1.62)	(0.02)
Net Asset Value, End of Period	$33.06	$29.92	$27.41	$22.73	$19.78	$29.10
Total Return (b)	11.20%	9.63%	21.00%	15.80%	(27.83)%	0.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$447,179	$347,783	$274,045	$97,555	$90,242	$53,316
Ratio of net expenses to average net assets (c)	1.02%	1.04%	1.05%	1.11%	1.04%	1.05%
Ratio of net investment income to average net assets (c)	0.42%	0.50%	0.53%	0.66%	0.61%	0.45%
Portfolio turnover (b) (d)	23%	44%	66%	93%	115%	75%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.61	$13.91	$11.30	$9.95	$16.80	$12.76
Investment Activities:
Net investment loss	(0.06)	(0.12)	(0.06)	(0.05)	(0.05)	(0.12)
Net realized and unrealized gains (losses) on investments	1.94	0.82	2.67	1.40	(6.80)	4.16
Total from Investment Activities	1.88	0.70	2.61	1.35	(6.85)	4.04
Distributions:
Net realized gains from investments	(0.18)	—	—	—	—	—
Total Distributions	(0.18)	—	—	—	—	—
Net Asset Value, End of Period	$16.31	$14.61	$13.91	$11.30	$9.95	$16.80
Total Return (excludes sales charge) (a)	13.10%	5.03%	23.10%	13.57%	(40.77)%	31.66	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$94,868	$94,814	$120,697	$63,497	$8,119	$4,880
Ratio of net expenses to average net assets (c)	1.26%	1.23%	1.25%	1.26%	1.39%	1.40%
Ratio of net investment loss to average net assets (c)	(0.75)%	(0.68)%	(0.65)%	(0.59)%	(0.60)%	(0.88)%
Ratio of gross expenses to average net assets (c) (d)	1.26%	1.23%	1.25%	1.26%	1.50%	1.75%
Ratio of net investment loss to average net assets (c) (d)	(0.75)%	(0.68)%	(0.65)%	(0.59)%	(0.71)%	(1.23)%
Portfolio turnover (a) (e)	30%	82%	51%	92%	131%	54%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$13.74	$13.19	$10.81	$9.59	$16.32	$12.48
Investment Activities:
Net investment loss	(0.10)	(0.19)	(0.16)	(0.10)	(0.19)	(0.20)
Net realized and unrealized gains (losses) on investments	1.80	0.74	2.54	1.32	(6.54)	4.04
Total from Investment Activities	1.70	0.55	2.38	1.22	(6.73)	3.84
Distributions:
Net realized gains from investments	(0.18)	—	—	—	—	—
Total Distributions	(0.18)	—	—	—	—	—
Net Asset Value, End of Period	$15.26	$13.74	$13.19	$10.81	$9.59	$16.32
Total Return (excludes contingent deferred sales charge) (a)	12.62%	4.17%	22.02%	12.72%	(41.24)%	30.77	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,582	$6,462	$4,072	$2,746	$1,183	$1,305
Ratio of net expenses to average net assets (c)	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets (c)	(1.60)%	(1.58)%	(1.48)%	(1.45)%	(1.35)%	(1.59)%
Ratio of gross expenses to average net assets (c) (d)	2.17%	2.15%	2.29%	2.66%	2.75%	3.64%
Ratio of net investment loss to average net assets (c) (d)	(1.67)%	(1.63)%	(1.67)%	(1.99)%	(2.00)%	(3.13)%
Portfolio turnover (a) (e)	30%	82%	51%	92%	131%	54%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$14.27	$13.65	$11.13	$9.83	$16.65	$12.67
Investment Activities:
Net investment loss	(0.08)	(0.20)	(0.16)	(0.10)	(0.07)	(0.13)
Net realized and unrealized gains (losses) on investments	1.89	0.82	2.68	1.40	(6.75)	4.11
Total from Investment Activities	1.81	0.62	2.52	1.30	(6.82)	3.98
Distributions:
Net realized gains from investments	(0.18)	—	—	—	—	—
Total Distributions	(0.18)	—	—	—	—	—
Net Asset Value, End of Period	$15.90	$14.27	$13.65	$11.13	$9.83	$16.65
Total Return (a)	12.92%	4.54%	22.64%	13.22%	(40.96)%	31.41	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,006	$1,005	$681	$662	$695	$566
Ratio of net expenses to average net assets (c)	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (c)	(1.15)%	(1.12)%	(1.02)%	(0.94)%	(0.87)%	(1.13)%
Ratio of gross expenses to average net assets (c) (d)	2.99%	2.35%	2.84%	3.20%	3.28%	4.78%
Ratio of net investment loss to average net assets (c) (d)	(2.49)%	(1.81)%	(2.21)%	(2.49)%	(2.50)%	(4.26)%
Portfolio turnover (a) (e)	30%	82%	51%	92%	131%	54%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class I Shares
	Six Months Ended April 30, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$14.62	$15.46
Investment Activities:
Net investment loss	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	1.95	(0.80)
Total from Investment Activities	1.91	(0.84)
Distributions:
Net realized gains from investments	(0.18)	—
Total Distributions	(0.18)	—
Net Asset Value, End of Period	$16.35	$14.62
Total Return (b)	13.30%	(5.43)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$68,183	$66,268
Ratio of net expenses to average net assets (c)	1.01%	1.02%
Ratio of net investment loss to average net assets (c)	(0.49)%	(0.56)%
Ratio of gross expenses to average net assets (c) (d)	1.03%	1.02%
Ratio of net investment loss to average net assets (c) (d)	(0.51)%	(0.56)%
Portfolio turnover (b) (e)	30%	82%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.9%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.92% (a), 5/10/45	$45	$52
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92% (a), 3/15/49	25	27
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	45	47
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	50	53
Total Collateralized Mortgage Obligations (Cost $169)		179
Common Stocks (64.4%)
Consumer Discretionary (8.9%):
CBS Corp., Class B	3,600	120
Comcast Corp., Class A	12,400	376
J.C. Penney Co., Inc.	4,800	173
Johnson Controls, Inc.	8,700	278
Lowe's Cos., Inc.	4,293	135
Target Corp.	4,100	238
The Walt Disney Co.	6,200	267
Tiffany & Co.	2,900	199
		1,786
Consumer Staples (7.2%):
Anheuser-Busch InBev NV, Sponsored ADR	4,800	348
Kraft Foods, Inc., Class A	5,693	227
Nestle SA, Sponsored ADR	3,386	207
PepsiCo, Inc.	6,100	403
The Procter & Gamble Co.	4,100	261
		1,446
Energy (6.4%):
Anadarko Petroleum Corp.	3,808	279
Apache Corp.	2,300	221
Exxon Mobil Corp.	2,600	224
Occidental Petroleum Corp.	1,600	146
Schlumberger Ltd.	5,656	419
		1,289
Financials (8.2%):
JPMorgan Chase & Co.	10,200	439
MetLife, Inc.	9,300	335
The Charles Schwab Corp.	3,200	46
The Goldman Sachs Group, Inc.	2,200	253
U.S. Bancorp	8,800	283
Wells Fargo & Co.	8,800	294
		1,650

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Health Care (7.7%):
Express Scripts Holding Co. (b)	5,200	$290
Medtronic, Inc.	6,200	237
Merck & Co., Inc.	6,800	267
Pfizer, Inc.	16,300	374
Teva Pharmaceutical Industries Ltd., Sponsored ADR	6,700	306
Vertex Pharmaceuticals, Inc. (b)	2,100	81
		1,555
Industrials (7.4%):
ABB Ltd., Sponsored ADR	10,300	194
Boeing Co.	4,600	353
Danaher Corp.	5,800	315
Honeywell International, Inc.	4,600	279
United Parcel Service, Inc., Class B	4,300	336
		1,477
Information Technology (16.3%):
Altera Corp.	3,200	114
Apple, Inc. (b)	840	491
Autodesk, Inc. (b)	3,800	149
Cisco Systems, Inc.	18,300	369
Cognizant Technology Solutions Corp., Class A (b)	1,500	110
eBay, Inc. (b)	9,300	382
Google, Inc., Class A (b)	875	529
Juniper Networks, Inc. (b)	8,200	176
Microsoft Corp.	14,800	474
NetApp, Inc. (b)	5,400	210
Paychex, Inc.	1,271	39
Texas Instruments, Inc.	7,300	233
		3,276
Materials (1.7%):
Monsanto Co.	2,400	183
Potash Corp. of Saskatchewan, Inc.	3,800	162
		345
Telecommunication Services (0.6%):
Vodafone Group PLC, Sponsored ADR	4,500	125
Total Common Stocks (Cost $11,795)		12,949
Corporate Bonds (7.8%)
Consumer Discretionary (0.6%):
CBS Corp., 7.88%, 7/30/30	$5	7
Comcast Corp. 4.95%, 6/15/16	5	6
5.15%, 3/1/20	5	6
6.45%, 3/15/37	5	6
Conoco, Inc., 6.95%, 4/15/29	10	14
McDonald's Corp., 3.63%, 5/20/21, MTN	5	5

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
News America, Inc. 6.90%, 3/1/19	$5	$6
6.20%, 12/15/34	4	4
Princeton University, 5.70%, 3/1/39	5	7
Target Corp., 1.13%, 7/18/14	5	5
The Home Depot, Inc., 5.40%, 3/1/16	5	6
The Walt Disney Co., 2.75%, 8/16/21	5	5
Thomson Reuters Corp., 5.70%, 10/1/14	5	5
Time Warner Cable, Inc.
5.85%, 5/1/17	5	6
4.00%, 9/1/21, Callable 6/1/21 @ 100	5	5
Time Warner, Inc. 5.88%, 11/15/16	5	6
6.50%, 11/15/36	5	6
Wells Fargo & Co., 5.13%, 9/15/16	10	11
		116
Consumer Staples (0.6%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	5	6
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	5	6
Clorox Co., 5.00%, 1/15/15	5	5
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	5	7
Kimberly-Clark Corp., 6.25%, 7/15/18	5	6
Kraft Foods, Inc. 5.25%, 10/1/13	10	11
6.13%, 2/1/18	10	12
PepsiCo, Inc., 5.50%, 1/15/40	10	12
Philip Morris International, Inc., 4.50%, 3/26/20	10	11
Procter & Gamble Co. 4.95%, 8/15/14	5	6
5.80%, 8/15/34	5	7
The Kroger Co., 6.15%, 1/15/20	5	6
Wal-Mart Stores, Inc. 3.63%, 7/8/20	10	11
5.25%, 9/1/35	15	17
		123
Energy (0.6%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	10	12
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5	5
Canadian Natural Resources Ltd., 5.70%, 5/15/17	5	6
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	10	11
Energy Transfer Partners LP, 5.95%, 2/1/15	5	6
Halliburton Co., 6.15%, 9/15/19	10	12
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	10	12
Occidental Petroleum Corp., 4.10%, 2/1/21	5	6
Shell International Finance BV, 4.30%, 9/22/19	10	11
Statoil ASA, 3.15%, 1/23/22	10	10
TransCanada PipeLines Ltd., 3.80%, 10/1/20	10	11

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Transocean, Inc., 6.80%, 3/15/38	$5	$6
Valero Energy Corp., 6.13%, 2/1/20	5	6
		114
Financials (3.2%):
Allstate Corp., 5.55%, 5/9/35	5	6
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN	5	5
American Express Co., 7.00%, 3/19/18	10	12
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN	10	11
Asian Development Bank, Series G, 1.63%, 7/15/13, MTN	10	10
Bank of America Corp. 4.90%, 5/1/13, MTN	5	5
5.65%, 5/1/18	20	21
Bank of Nova Scotia, 4.38%, 1/13/21	5	6
Berkshire Hathaway, Inc., 3.75%, 8/15/21	10	11
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	5	5
BlackRock, Inc., Series 2, 5.00%, 12/10/19	5	6
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	10	11
BP Capital Markets PLC, 3.13%, 10/1/15	10	11
Capital One Financial Corp., 4.75%, 7/15/21	5	5
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	5	5
Citigroup, Inc. 4.75%, 5/19/15	10	11
6.13%, 11/21/17	20	22
Credit Suisse USA, Inc., 4.88%, 1/15/15	10	11
Deutsche Telekom International Finance BV, 8.75% (c), 6/15/30	10	14
Enterprise Products Partners LP, 6.50%, 1/31/19	5	6
ERP Operating LP, 5.25%, 9/15/14	5	5
European Investment Bank 2.38%, 3/14/14	10	10
5.13%, 9/13/16	15	17
General Electric Capital Corp. 1.88%, 9/16/13, MTN	5	5
5.63%, 5/1/18	15	17
Series A, 6.15%, 8/7/37, MTN	5	6
Goldman Sachs Group, Inc. 5.75%, 10/1/16	15	16
6.25%, 2/1/41	15	15
HCP, Inc., 3.75%, 2/1/16	5	5
HSBC Finance Corp., 5.00%, 6/30/15	5	5
HSBC Holdings PLC, 4.88%, 1/14/22	5	5
Inter-American Development Bank, 4.50%, 9/15/14	15	16
International Bank for Reconstruction & Development, 2.13%, 3/15/16	20	21
International Finance Corp., Series G, 2.13%, 11/17/17, MTN	15	16
John Deere Capital Corp., 5.10%, 1/15/13	5	5
JPMorgan Chase & Co. 2.60%, 1/15/16	25	26
6.40%, 5/15/38	15	18
KFW 4.13%, 10/15/14	25	27
4.00%, 1/27/20	10	11

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Korea Developmental Bank, 5.75%, 9/10/13	$10	$11
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	7	8
MetLife, Inc. 5.00%, 11/24/13	5	5
5.70%, 6/15/35	5	6
Morgan Stanley 5.30%, 3/1/13	20	21
5.50%, 7/28/21	5	5
Novartis Capital Corp., 1.90%, 4/24/13	10	10
Petrobras International Finance Co., 5.38%, 1/27/21	15	16
PNC Funding Corp., 5.13%, 2/8/20	10	12
Prudential Financial, Inc. 5.10%, 9/20/14, MTN	5	5
Series D, 6.63%, 12/1/37, MTN	5	6
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	10	11
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	10	12
SLM Corp., 6.00%, 1/25/17, MTN	5	5
Swedish Export Credit Corp., 2.13%, 7/13/16	5	5
The Bank of New York Mellon Corp., 5.13%, 8/27/13, MTN	10	11
The Western Union Co., 3.65%, 8/22/18	5	5
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	5	6
U.S. Bank N.A., 4.80%, 4/15/15	10	11
UBS AG Stamford CT, 5.88%, 12/20/17	5	6
Wachovia Corp., 5.25%, 8/1/14	10	11
Westpac Banking Corp., 4.88%, 11/19/19	5	5
		633
Foreign Government (0.6%):
Federal Republic of Brazil 7.88%, 3/7/15	5	6
8.88%, 4/15/24	7	11
7.13%, 1/20/37	10	14
Province of Ontario 4.10%, 6/16/14	10	11
4.00%, 10/7/19	15	17
Province of Quebec, 7.50%, 9/15/29	20	30
United Mexican States 5.88%, 2/17/14	5	5
Series A, 6.05%, 1/11/40, MTN	5	6
Series E, 5.95%, 3/19/19, MTN	10	12
		112
Health Care (0.4%):
Abbott Laboratories, 5.30%, 5/27/40	5	6
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	15	16
AstraZeneca PLC, 5.90%, 9/15/17	5	6
Cardinal Health, Inc., 5.85%, 12/15/17	5	6
Medtronic, Inc. 3.00%, 3/15/15	5	5
4.45%, 3/15/20	5	6
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	5	5

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc., 6.00%, 2/15/18	$5	$6
WellPoint, Inc., 5.95%, 12/15/34	6	7
Wyeth, 6.50%, 2/1/34	5	7
Wyeth LLC, 5.50%, 2/15/16	10	12
		82
Industrials (0.4%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	10	12
Caterpillar, Inc., 6.05%, 8/15/36	5	6
CSX Corp., 6.15%, 5/1/37	10	12
General Electric Co.
5.00%, 2/1/13	10	10
5.25%, 12/6/17	10	12
Lockheed Martin Corp., 5.50%, 11/15/39	5	6
United Parcel Service, Inc., 5.13%, 4/1/19	5	6
United Technologies Corp.
5.38%, 12/15/17	5	6
6.13%, 7/15/38	5	6
Waste Management, Inc., 4.60%, 3/1/21	5	6
		82
Information Technology (0.3%):
Cisco Systems, Inc., 5.50%, 2/22/16	10	12
Hewlett-Packard Co. 6.13%, 3/1/14	5	5
3.00%, 9/15/16	5	5
IBM Corp. 0.55%, 2/6/15	10	10
5.60%, 11/30/39	10	12
Microsoft Corp., 4.20%, 6/1/19	10	12
Oracle Corp., 5.75%, 4/15/18	10	12
		68
Materials (0.3%):
Alcoa, Inc., 6.00%, 7/15/13	5	5
ArcelorMittal, 3.75%, 8/5/15	10	10
E.I. du Pont de Nemours & Co. 4.88%, 4/30/14	5	5
6.00%, 7/15/18	5	6
Eastman Chemical Co., 7.60%, 2/1/27	6	8
International Paper Co., 7.50%, 8/15/21	5	6
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	10	12
The Dow Chemical Co. 8.55%, 5/15/19	5	7
7.38%, 11/1/29	5	7
		66
Telecommunication Services (0.3%):
AT&T, Inc. 5.10%, 9/15/14	5	6
2.40%, 8/15/16	5	5

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
5.80%, 2/15/19	$10	$12
6.30%, 1/15/38	5	6
Verizon Communications, Inc. 5.55%, 2/15/16	5	6
5.50%, 2/15/18	5	6
5.85%, 9/15/35	10	12
Vodafone Group PLC 5.00%, 12/16/13	5	5
5.63%, 2/27/17	5	6
6.15%, 2/27/37	5	6
		70
Utilities (0.5%):
Dominion Resources, Inc. Series A, 5.60%, 11/15/16	5	6
Series A, 4.45%, 3/15/21	5	6
Series C, 5.15%, 7/15/15	5	6
Exelon Corp., 4.90%, 6/15/15	5	6
FirstEnergy Corp., Series C, 7.38%, 11/15/31	5	6
Hydro-Quebec, 8.40%, 1/15/22	5	7
MidAmerican Energy Holdings, 6.50%, 9/15/37	10	13
Pacific Gas & Electric Co. 4.80%, 3/1/14	6	6
6.05%, 3/1/34	8	10
PacifiCorp, 6.00%, 1/15/39	5	6
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	10	11
Sempra Energy, 6.00%, 10/15/39	5	6
Southern California Edison Co., 5.63%, 2/1/36	8	10
		99
Total Corporate Bonds (Cost $1,484)		1,565
Municipal Bonds (0.2%)
California (0.1%):
State, Build America Bonds, GO, 7.55%, 4/1/39	10	13
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	10	9
New Jersey (0.0%):
State Transportation Trust Fund Authority, Build America Bonds Revenue, Series B, 6.56%, 12/15/40	5	7
Total Municipal Bonds (Cost $30)		29
U.S. Government Agency Securities (1.9%)
Federal Home Loan Mortgage Corp. 3.75%, 3/27/19	55	63
6.75%, 9/15/29	5	7
Federal National Mortgage Assoc. 1.00%, 9/23/13	55	56
0.75%, 12/18/13	85	86

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
2.63%, 11/20/14	$60	$63
2.38%, 4/11/16	20	21
1.25%, 9/28/16	40	40
5.00%, 5/11/17	35	42
Total U.S. Government Agency Securities (Cost $377)		378
U.S. Government Mortgage Backed Agencies (9.7%)
Federal Home Loan Mortgage Corp. 6.50%, 5/1/26-11/1/34	16	18
7.00%, 7/1/29-4/1/32	11	13
8.00%, 6/1/30	1	1
5.00%, 6/1/33 (d)	24	27
4.50%, 12/1/39 (d)	108	117
Federal National Mortgage Assoc. 10.00%, 11/1/13	1	1
10.50%, 11/1/13	1	1
11.00%, 11/1/13	1	1
8.50%, 11/1/17	1	1
8.00%, 11/1/19-3/1/30	16	19
4.00%, 1/1/26-5/25/42 (d) (e)	391	415
4.50%, 5/25/27-5/25/42 (d) (e)	232	250
5.00%, 5/25/27-5/25/42 (d) (e)	206	223
5.50%, 5/25/27-5/25/42 (e)	241	265
7.00%, 12/1/27	1	1
6.50%, 3/1/29-5/25/42 (e)	55	62
6.00%, 10/1/29-5/25/42	67	76
7.50%, 11/1/29	5	6
6.63%, 11/15/30	15	22
Government National Mortgage Assoc. 7.50%, 2/15/35	35	42
5.00%, 7/15/39 (d)	104	116
4.50%, 2/20/40-6/15/40 (d)	184	202
5.50%, 2/20/40	65	73
Total U.S. Government Mortgage Backed Agencies (Cost $1,835)		1,952
U.S. Treasury Obligations (15.3%)
U.S. Treasury Bills, 0.07% (f), 6/21/12	861	861
U.S. Treasury Bonds 6.13%, 11/15/27	77	113
4.38%, 5/15/40	168	211
U.S. Treasury Notes 0.75%, 8/15/13	93	94
2.75%, 10/31/13	227	235
1.00%, 1/15/14-9/30/16	419	424
2.63%, 7/31/14-8/15/20	371	395
2.38%, 2/28/15	135	142
1.25%, 9/30/15	165	169
2.50%, 6/30/17	179	194

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
3.13%, 5/15/19	$135	$152
2.13%, 8/15/21	90	92
Total U.S. Treasury Obligations (Cost $3,054)		3,082
Total Investments (Cost $18,744) — 100.2%		20,134
Liabilities in excess of other assets — (0.2)%		(34)
NET ASSETS — 100.0%		$20,100

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/12.

(b)  Non-income producing security.

(c)  Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 4/30/12.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Security purchased on a when-issued basis.

(f)  Rate represents the effective yield at purchase.

ADR — American Depositary Receipt

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (1.4%)
National Australia Funding (Delaware), Inc., 0.11% (a), 5/1/12 (b)	$386	$386
Total Commercial Paper (Amortized Cost $386)		386
Convertible Corporate Bonds (75.8%)
Capital Markets (4.2%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (c)	515	567
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	265	273
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17@ 100	290	272
		1,112
Commercial Banks (1.3%):
U.S. Bancorp, Convertible Subordinated Notes, 0.00% (d), 9/20/36 (c)	350	354
Consumer Discretionary (5.4%):
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	470	517
Interpublic Group of Cos., Inc., Convertible Subordinated Notes, 4.75%, 3/15/23, Callable 3/15/13 @ 100	150	169
Priceline.com, Inc., Convertible Subordinated Notes 1.25%, 3/15/15 (b)	116	293
1.00%, 3/15/18 (b)	430	476
		1,455
Consumer Staples (3.9%):
Archer Daniels, Convertible Subordinated Notes, 0.88%, 2/15/14	565	572
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	310	317
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	125	150
		1,039
Energy (2.5%):
Transocean, Inc., Convertible Subordinated Notes, Series C, 1.50%, 12/15/37 (c)	685	678
Health Care (14.1%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (e)	590	551
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	755	776
Gilead Sciences, Inc., Convertible Subordinated Notes, Series B, 0.63%, 5/1/13	746	1,039
Medtronic, Inc., Convertible Subordinated Notes, 1.63%, 4/15/13 (b)	640	644
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26 (c)	707	767
		3,777

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Industrials (11.3%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	$340	$429
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (e)	425	670
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (c)	250	524
Navistar International Corp., Convertible Subordinated Notes, 3.00%, 10/15/14	185	191
Roper Industries, Inc., Convertible Subordinated Notes, 0.00%, 1/15/34 (c)	165	210
Stanley Black & Decker, Inc., Convertible Subordinated Notes, 0.00% (d), 5/17/12	355	412
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	290	595
		3,031
Information Technology (20.0%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	720	1,280
Intel Corp., Convertible Subordinated Notes 2.95%, 12/15/35 (e)	855	974
3.25%, 8/1/39 (e)	276	386
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18 (b)	525	525
Micron Technology, Inc., Convertible Subordinated Notes, Series D, 3.13%, 5/1/32, Callable 5/4/21 @ 100 (b)	70	66
Microsoft Corp., Convertible Subordinated Notes, 0.00%, 6/15/13 (b)	490	534
NetApp, Inc., Convertible Subordinated Notes, 1.75%, 6/1/13	185	239
Nuance Communications, Inc., Convertible Subordinated Notes, 2.75%, 11/1/31, Callable 11/6/17 @ 100 (b)	275	308
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	510	543
Xilinx, Inc., Convertible Subordinated Notes 2.63%, 6/15/17	310	416
3.13%, 3/15/37	75	95
		5,366
Materials (6.3%):
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	365	592
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	300	378
Newmont Mining Corp., Convertible Subordinated Notes 1.63%, 7/15/17	50	63
1.63%, 7/15/17 (b) (e)	350	445
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (b)	225	220
		1,698
Real Estate Investment Trusts (5.7%):
Boston Properties LP, Convertible Subordinated Notes, 3.63%, 2/15/14 (b)	407	450
Health Care REIT, Inc., Convertible Subordinated Notes 4.75%, 12/1/26	165	197
4.75%, 7/15/27, Callable 7/15/12@ 100	295	335
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	195	222
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15 (b)	235	332
		1,536
Utilities (1.1%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (f)	195	293
Total Convertible Corporate Bonds (Cost $18,287)		20,339

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Convertible Preferred Stocks (22.6%)
Commercial Banks (4.9%):
Wells Fargo & Co., Series L, Class A, 7.50%	1,167	$1,312
Diversified Financial Services (1.6%):
Bank of America Corp., Series L, 7.25%	435	423
Energy (4.4%):
Apache Corp., Series D, 6.00%	11,165	593
NextEra Energy, Inc., 7.00%	7,641	412
PPL Corp., 9.50%	3,365	180
		1,185
Household Durables (2.4%):
Newell Financial Trust I, 5.25% (c)	13,350	634
Industrials (1.3%):
Stanley Black & Decker I, Inc., 4.75%	2,815	338
Insurance (5.8%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	6,835	376
MetLife, Inc., 5.00%	17,260	1,187
		1,563
Thrifts & Mortgage Finance (2.2%):
New York Community Capital Trust V, 6.00%	12,500	603
Total Convertible Preferred Stocks (Cost $5,578)		6,058
Total Investments (Cost $24,251) — 99.8%		26,783
Other assets in excess of liabilities — 0.2%		66
NET ASSETS — 100.0%		$26,849

(a)  Rate represents the effective yield at purchase.

(b)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Continuously callable with 30 days notice.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/12.

(e)  Continuously callable with 15 days notice.

(f)  Continuously callable with 20 days notice.

LLC — Limited Liability Co.

LP — Limited Partnership

REIT — Real Estate Investment Trust

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2012

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $18,744 and $24,251)	$20,134	$26,783
Cash	78	50
Interest and dividends receivable	63	129
Receivable for capital shares issued	— (a)	5
Receivable for investments sold	775	—
Receivable from Adviser	8	1
Prepaid expenses	29	17
Total Assets	21,087	26,985
LIABILITIES:
Payable for investments purchased	955	77
Payable for capital shares redeemed	1	30
Accrued expenses and other payables:
Investment advisory fees	10	17
Administration fees	2	2
Custodian fees	3	2
Transfer agent fees	2	1
Shareholder servicing fees	3	3
12b-1 fees	3	—
Other accrued expenses	8	4
Total Liabilities	987	136
NET ASSETS:
Capital	29,970	31,260
Distributions in excess of net investment income	(22)	(762)
Accumulated net realized losses from investments	(11,238)	(6,181)
Net unrealized appreciation on investments	1,390	2,532
Net Assets	$20,100	$26,849
Net Assets
Class A Shares	$12,942	$10,269
Class C Shares	1,426	—
Class R Shares	5,680	—
Class I Shares	52	16,580
Total	$20,100	$26,849
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,035	955
Class C Shares	115	—
Class R Shares	455	—
Class I Shares	4	1,542
Total	1,609	2,497
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$12.50	$10.75
Class C Shares (c)	$12.42	—
Class R Shares	$12.49	—
Class I Shares	$12.54	$10.75
Maximum sales charge — Class A Shares	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.26	$10.97

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2012

(Amounts in Thousands)  (Unaudited)

	Balanced Fund		Investment Grade Convertible Fund
Investment Income:
Interest income	$91		$196
Dividend income	140		184
Total Income	231		380
Expenses:
Investment advisory fees	62		101
Administration fees	24		18
Shareholder servicing fees — Class A Shares	18		14
12b-1 fees — Class C Shares	7		—
12b-1 fees — Class R Shares	13		—
Custodian fees	9		4
Transfer agent fees	2		3
Transfer agent fees — Class A Shares	2		2
Transfer agent fees — Class C Shares	1		—
Transfer agent fees — Class R Shares	1		—
Transfer agent fees — Class I Shares	—	(a)	1
Trustees' fees	1		2
Legal and audit fees	2		2
State registration and filing fees	29		16
Other expenses	10		3
Total Expenses	181		166
Expenses waived/reimbursed by Adviser	(51)		(7)
Net Expenses	130		159
Net Investment Income	101		221
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	682		435
Net change in unrealized appreciation/depreciation on investments	834		618
Net realized/unrealized gains from investments	1,516		1,053
Change in net assets resulting from operations	$1,617		$1,274

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$101	$595	$221	$491
Net realized gains from investment transactions	682	2,453	435	1,188
Net realized gains from redemptions in-kind	—	9,350	—	—
Net change in unrealized appreciation/ depreciation on investments	834	(5,993)	618	(1,483)
Change in net assets resulting from operations	1,617	6,405	1,274	196
Distributions to Shareholders:
From net investment income:
Class A Shares	(91)	(296)	(267)	(441)
Class C Shares	(5)	(9)	—	—
Class R Shares	(26)	(50)	—	—
Class I Shares	— (a)	(342)	(432)	(415)
From net realized gains:
Class A Shares	(449)	—	—	—
Class C Shares	(39)	—	—	—
Class R Shares	(150)	—	—	—
Class I Shares	(1)	—	—	—
Change in net assets resulting from distributions to shareholders	(761)	(697)	(699)	(856)
Change in net assets from capital transactions	(3,747)	(79,930)	(1,377)	(1,772)
Change in net assets	(2,891)	(74,222)	(802)	(2,432)
Net Assets:
Beginning of period	22,991	97,213	27,651	30,083
End of period	$20,100	$22,991	$26,849	$27,651
Distributions in excess of net investment income	$(22)	$(1)	$(762)	$(284)

(a) Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,092	$2,446	$333	$3,687
Dividends reinvested	493	276	194	339
Cost of shares redeemed	(5,749)	(14,414)	(1,925)	(10,066)
Total Class A Shares	$(4,164)	$(11,692)	$(1,398)	$(6,040)
Class C Shares
Proceeds from shares issued	$508	$561	—	—
Dividends reinvested	28	5	—	—
Cost of shares redeemed	(500)	(243)	—	—
Total Class C Shares	$36	$323	—	—
Class R Shares
Proceeds from shares issued	$509	$814	—	—
Dividends reinvested	172	46	—	—
Cost of shares redeemed	(324)	(488)	—	—
Total Class R Shares	$357	$372	—	—
Class I Shares
Proceeds from shares issued	$28	$2,085	$1,659	$7,885
Dividends reinvested	1	342	418	407
Cost of shares redeemed	(5)	(71,360)	(2,056)	(4,024)
Total Class I Shares	$24	$(68,933)	$21	$4,268
Change in net assets from capital transactions	$(3,747)	$(79,930)	$(1,377)	$(1,772)
Share Transactions:
Class A Shares
Issued	89	199	32	332
Reinvested	42	22	19	31
Redeemed	(485)	(1,150)	(183)	(936)
Total Class A Shares	(354)	(929)	(132)	(573)
Class C Shares
Issued	43	45	—	—
Reinvested	2	— (a)	—	—
Redeemed	(42)	(19)	—	—
Total Class C Shares	3	26	—	—
Class R Shares
Issued	42	66	—	—
Reinvested	15	4	—	—
Redeemed	(27)	(39)	—	—
Total Class R Shares	30	31	—	—
Class I Shares
Issued	2	166	156	733
Reinvested	— (a)	28	41	38
Redeemed	— (a)	(5,579)	(196)	(372)
Total Class I Shares	2	(5,385)	1	399
Change in Shares	(319)	(6,257)	(131)	(174)

(a) Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.93	$11.89	$10.97		$10.26	$15.54	$13.89
Investment Activities:
Net investment income	0.06	0.11	0.19		0.24	0.27	0.28
Net realized and unrealized gains (losses) on investments	0.94	0.09	0.97		0.73	(3.74)	1.78
Total from Investment Activities	1.00	0.20	1.16		0.97	(3.47)	2.06
Distributions:
Net investment income	(0.08)	(0.16)	(0.24)		(0.26)	(0.28)	(0.26)
Net realized gains from investments	(0.35)	—	—		—	(1.53)	(0.15)
Total Distributions	(0.43)	(0.16)	(0.24)		(0.26)	(1.81)	(0.41)
Net Asset Value, End of Period	$12.50	$11.93	$11.89		$10.97	$10.26	$15.54
Total Return (excludes sales charge) (a)	8.56%	1.64%	10.67	%(b)	9.83%	(24.92)%	15.11	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,942	$16,572	$27,560		$31,560	$28,442	$45,744
Ratio of net expenses to average net assets (d)	1.12%	1.11%	1.15%		1.14%	1.15%	1.09%
Ratio of net investment income to average net assets (d)	1.12%	1.00%	1.69%		2.37%	2.07%	1.87%
Ratio of gross expenses to average net assets (d) (e)	1.48%	1.29%	1.15%		1.14%	1.15%	1.09%
Ratio of net investment income to average net assets (d) (e)	0.76%	0.82%	1.69%		2.37%	2.07%	1.87%
Portfolio turnover (a) (f)	44%	130%	238%		241%	201%	171%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.86	$11.83	$10.91		$10.21	$15.49	$13.87
Investment Activities:
Net investment income	0.02	0.03	0.09		0.14	0.16	0.14
Net realized and unrealized gains (losses) on investments	0.93	0.08	0.97		0.74	(3.73)	1.77
Total from Investment Activities	0.95	0.11	1.06		0.88	(3.57)	1.91
Distributions:
Net investment income	(0.04)	(0.08)	(0.14)		(0.18)	(0.18)	(0.14)
Net realized gains from investments	(0.35)	—	—		—	(1.53)	(0.15)
Total Distributions	(0.39)	(0.08)	(0.14)		(0.18)	(1.71)	(0.29)
Net Asset Value, End of Period	$12.42	$11.86	$11.83		$10.91	$10.21	$15.49
Total Return (excludes contingent deferred sales charge) (a)	8.18%	0.90%	9.83	%(b)	8.90%	(25.61)%	13.95	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,426	$1,330	$1,014		$897	$430	$566
Ratio of net expenses to average net assets (d)	1.83%	1.80%	2.00%		2.00%	2.00%	2.00%
Ratio of net investment income to average net assets (d)	0.37%	0.28%	0.85%		1.43%	1.22%	0.95%
Ratio of gross expenses to average net assets (d) (e)	3.04%	2.82%	3.00%		3.04%	4.15%	3.88%
Ratio of net investment income to average net assets (d) (e)	(0.84)%	(0.74)%	(0.15)%		0.39%	(0.93)%	(0.93)%
Portfolio turnover (a) (f)	44%	130%	238%		241%	201%	171%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.92	$11.88	$10.96		$10.25	$15.54	$13.90
Investment Activities:
Net investment income	0.05	0.08	0.14		0.19	0.21	0.19
Net realized and unrealized gains (losses) on investments	0.93	0.08	0.97		0.74	(3.74)	1.79
Total from Investment Activities	0.98	0.16	1.11		0.93	(3.53)	1.98
Distributions:
Net investment income	(0.06)	(0.12)	(0.19)		(0.22)	(0.23)	(0.19)
Net realized gains from investments	(0.35)	—	—		—	(1.53)	(0.15)
Total Distributions	(0.41)	(0.12)	(0.19)		(0.22)	(1.76)	(0.34)
Net Asset Value, End of Period	$12.49	$11.92	$11.88		$10.96	$10.25	$15.54
Total Return (a)	8.41%	1.36%	10.22	%(b)	9.39%	(25.31)%	14.48	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,680	$5,063	$4,678		$4,102	$2,882	$3,908
Ratio of net expenses to average net assets (d)	1.43%	1.40%	1.59%		1.57%	1.60%	1.60%
Ratio of net investment income to average net assets (d)	0.77%	0.68%	1.25%		1.91%	1.62%	1.35%
Ratio of gross expenses to average net assets (d) (e)	1.79%	1.70%	1.59%		1.62%	1.73%	1.74%
Ratio of net investment income to average net assets (d) (e)	0.41%	0.38%	1.25%		1.85%	1.49%	1.20%
Portfolio turnover (a) (f)	44%	130%	238%		241%	201%	171%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Balanced Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.97	$11.87	$10.95		$10.24	$15.52	$14.80
Investment Activities:
Net investment income	0.09	0.19 (b)	0.24		0.27	0.32	0.05
Net realized and unrealized gains (losses) on investments	0.93	0.13	0.96		0.74	(3.74)	0.72
Total from Investment Activities	1.02	0.32	1.20		1.01	(3.42)	0.77
Distributions:
Net investment income	(0.10)	(0.22)	(0.28)		(0.30)	(0.33)	(0.05)
Net realized gains from investments	(0.35)	—	—		—	(1.53)	—
Total Distributions	(0.45)	(0.22)	(0.28)		(0.30)	(1.86)	(0.05)
Net Asset Value, End of Period	$12.54	$11.97	$11.87		$10.95	$10.24	$15.52
Total Return (c)	8.73%	2.64%	11.05	%(d)	10.23%	(24.70)%	5.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$52	$26	$63,961		$61,020	$59,464	$87,385
Ratio of net expenses to average net assets (e)	0.75%	0.66%	0.80%		0.80%	0.80%	0.80%
Ratio of net investment income to average net assets (e)	1.46%	1.52%	2.04%		2.72%	2.42%	2.13%
Ratio of gross expenses to average net assets (e) (f)	53.13%	0.90%	0.84%		0.86%	0.84%	0.83%
Ratio of net investment income to average net assets (e) (f)	(50.92)%	1.28%	2.00%		2.66%	2.38%	2.10%
Portfolio turnover (c) (g)	44%	130%	238%		241%	201%	171%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$10.52	$10.74	$10.00		$8.11	$14.70	$13.33
Investment Activities:
Net investment income	0.07 (a)	0.16 (a)	0.18		0.25	0.24 (a)	0.30
Net realized and unrealized gains (losses) on investments	0.42	(0.09)	1.01		1.88	(4.99)	1.47
Total from Investment Activities	0.49	0.07	1.19		2.13	(4.75)	1.77
Distributions:
Net investment income	(0.26)	(0.29)	(0.45)		(0.24)	(0.72)	(0.09)
Net realized gains from investments	—	—	—		—	(1.12)	(0.31)
Total Distributions	(0.26)	(0.29)	(0.45)		(0.24)	(1.84)	(0.40)
Net Asset Value, End of Period	$10.75	$10.52	$10.74		$10.00	$8.11	$14.70
Total Return (excludes sales charge) (b)	4.85%	0.56%	12.16	%(c)	26.62%	(36.34)%	13.61	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,269	$11,437	$17,824		$19,310	$16,895	$51,413
Ratio of net expenses to average net assets (e)	1.46%	1.35%	1.34%		1.31%	1.25%	1.24%
Ratio of net investment income to average net assets (e)	1.38%	1.44%	1.59%		2.74%	1.99%	1.69%
Portfolio turnover (b) (f)	13%	35%	24%		42%	44%	44%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.52	$10.74	$10.00		$8.10	$14.69	$14.08
Investment Activities:
Net investment income	0.11	0.20 (b)	0.19		0.27	0.25 (b)	0.04
Net realized and unrealized gains (losses) on investments	0.41	(0.09)	1.03		1.89	(4.96)	0.59
Total from Investment Activities	0.52	0.11	1.22		2.16	(4.71)	0.63
Distributions:
Net investment income	(0.29)	(0.33)	(0.48)		(0.26)	(0.76)	(0.02)
Net realized gains from investments	—	—	—		—	(1.12)	—
Total Distributions	(0.29)	(0.33)	(0.48)		(0.26)	(1.88)	(0.02)
Net Asset Value, End of Period	$10.75	$10.52	$10.74		$10.00	$8.10	$14.69
Total Return (c)	5.09%	0.95%	12.52	%(d)	27.06%	(36.17)%	4.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,580	$16,214	$12,259		$10,889	$10,302	$12,727
Ratio of net expenses to average net assets (e)	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (e)	1.82%	1.80%	1.91%		2.74%	2.09%	1.84%
Ratio of gross expenses to average net assets (e) (f)	1.09%	1.07%	1.06%		1.06%	1.04%	1.08%
Ratio of net investment income to average net assets (e) (f)	1.73%	1.73%	1.85%		2.68%	2.05%	1.76%
Portfolio turnover (c) (g)	13%	35%	24%		42%	44%	44%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Core Bond Index Fund  April 30, 2012

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.6%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.92% (a), 5/10/45	$200	$228
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.92% (a), 3/15/49	155	167
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	75	90
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	285	299
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	165	176
Total Collateralized Mortgage Obligations (Cost $892)		960
Corporate Bonds (25.0%)
Consumer Discretionary (1.9%):
CBS Corp., 7.88%, 7/30/30	15	20
Comcast Corp. 4.95%, 6/15/16	30	34
5.15%, 3/1/20	25	29
6.45%, 3/15/37	35	43
Conoco, Inc., 6.95%, 4/15/29	60	82
McDonald's Corp., 3.63%, 5/20/21, MTN	35	39
News America, Inc. 6.90%, 3/1/19	40	49
6.20%, 12/15/34	25	28
Princeton University, 5.70%, 3/1/39	20	27
Target Corp., 1.13%, 7/18/14	35	36
The Home Depot, Inc., 5.40%, 3/1/16	40	46
The Walt Disney Co., 2.75%, 8/16/21	20	20
Thomson Reuters Corp., 5.70%, 10/1/14	20	22
Time Warner Cable, Inc. 5.85%, 5/1/17	25	29
4.00%, 9/1/21, Callable 6/1/21 @ 100	35	36
Time Warner, Inc. 5.88%, 11/15/16	30	35
6.50%, 11/15/36	30	35
Wells Fargo & Co., 5.13%, 9/15/16	70	77
		687
Consumer Staples (1.9%):
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	30	34
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	40	44
Clorox Co., 5.00%, 1/15/15	20	22
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	35	51
Kimberly-Clark Corp., 6.25%, 7/15/18	30	38
Kraft Foods, Inc. 5.25%, 10/1/13	50	53
6.13%, 2/1/18	45	54
PepsiCo, Inc., 5.50%, 1/15/40	55	66
Philip Morris International, Inc., 4.50%, 3/26/20	70	80

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2012

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Procter & Gamble Co. 4.95%, 8/15/14	$25	$28
5.80%, 8/15/34	30	39
The Kroger Co., 6.15%, 1/15/20	30	37
Wal-Mart Stores, Inc. 3.63%, 7/8/20	60	66
5.25%, 9/1/35	75	86
		698
Energy (1.8%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	50	59
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	35	38
Canadian Natural Resources Ltd., 5.70%, 5/15/17	35	41
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	50	55
Energy Transfer Partners LP, 5.95%, 2/1/15	40	44
Halliburton Co., 6.15%, 9/15/19	60	74
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	60	71
Occidental Petroleum Corp., 4.10%, 2/1/21	25	28
Shell International Finance BV, 4.30%, 9/22/19	65	74
Statoil ASA, 3.15%, 1/23/22	60	62
TransCanada PipeLines Ltd., 3.80%, 10/1/20	50	54
Transocean, Inc., 6.80%, 3/15/38	25	29
Valero Energy Corp., 6.13%, 2/1/20	30	35
		664
Financials (10.4%):
Allstate Corp., 5.55%, 5/9/35	25	28
Allstate Life Global Funding Trust, 5.38%, 4/30/13, MTN	25	26
American Express Co., 7.00%, 3/19/18	60	74
American International Group, Inc., Series G, 5.85%, 1/16/18, MTN	55	60
Asian Development Bank, Series G, 1.63%, 7/15/13, MTN	65	66
Bank of America Corp. 4.90%, 5/1/13, MTN	40	41
5.65%, 5/1/18	115	122
Bank of Nova Scotia, 4.38%, 1/13/21	40	44
Berkshire Hathaway, Inc., 3.75%, 8/15/21	55	58
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	30	31
BlackRock, Inc., Series 2, 5.00%, 12/10/19	35	40
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	50	53
BP Capital Markets PLC, 3.13%, 10/1/15	60	63
Capital One Financial Corp., 4.75%, 7/15/21	40	43
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	40	43
Citigroup, Inc. 4.75%, 5/19/15	70	74
6.13%, 11/21/17	120	133
Credit Suisse USA, Inc., 4.88%, 1/15/15	65	70
Deutsche Telekom International Finance BV, 8.75% (b), 6/15/30	45	62
Enterprise Products Partners LP, 6.50%, 1/31/19	40	48
ERP Operating LP, 5.25%, 9/15/14	25	27

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2012

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
European Investment Bank 2.38%, 3/14/14	$45	$46
5.13%, 9/13/16	95	110
General Electric Capital Corp. 1.88%, 9/16/13, MTN	40	41
5.63%, 5/1/18	90	104
Series A, 6.15%, 8/7/37, MTN	40	46
Goldman Sachs Group, Inc. 5.75%, 10/1/16	80	87
6.25%, 2/1/41	70	71
HCP, Inc., 3.75%, 2/1/16	35	37
HSBC Finance Corp., 5.00%, 6/30/15	25	27
HSBC Holdings PLC, 4.88%, 1/14/22	35	38
Inter-American Development Bank, 4.50%, 9/15/14	84	92
International Bank for Reconstruction & Development, 2.13%, 3/15/16	120	127
International Finance Corp., Series G, 2.13%, 11/17/17, MTN	80	84
John Deere Capital Corp., 5.10%, 1/15/13	40	41
JPMorgan Chase & Co. 2.60%, 1/15/16	130	133
6.40%, 5/15/38	90	109
KFW 4.13%, 10/15/14	140	152
4.00%, 1/27/20	65	74
Korea Developmental Bank, 5.75%, 9/10/13	70	74
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	37	41
MetLife, Inc. 5.00%, 11/24/13	25	27
5.70%, 6/15/35	25	29
Morgan Stanley 5.30%, 3/1/13	125	128
5.50%, 7/28/21	35	34
Novartis Capital Corp., 1.90%, 4/24/13	45	46
Petrobras International Finance Co., 5.38%, 1/27/21	80	88
PNC Funding Corp., 5.13%, 2/8/20	45	52
Prudential Financial, Inc. 5.10%, 9/20/14, MTN	35	38
Series D, 6.63%, 12/1/37, MTN	35	41
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	60	63
Simon Property Group LP, 5.65%, 2/1/20, Callable 11/1/19 @ 100	60	70
SLM Corp., 6.00%, 1/25/17, MTN	35	36
Swedish Export Credit Corp., 2.13%, 7/13/16	45	46
The Bank of New York Mellon Corp., 5.13%, 8/27/13, MTN	55	58
The Western Union Co., 3.65%, 8/22/18	20	22
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	35	39
U.S. Bank N.A., 4.80%, 4/15/15	50	55
UBS AG Stamford CT, 5.88%, 12/20/17	40	44
Wachovia Corp., 5.25%, 8/1/14	70	75
Westpac Banking Corp., 4.88%, 11/19/19	40	43
		3,774

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2012

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Foreign Government (1.8%):
Federal Republic of Brazil 7.88%, 3/7/15	$25	$30
8.88%, 4/15/24	39	60
7.13%, 1/20/37	45	63
Province of Ontario 4.10%, 6/16/14	55	59
4.00%, 10/7/19	90	101
Province of Quebec, 7.50%, 9/15/29	110	166
United Mexican States 5.88%, 2/17/14	40	43
Series A, 6.05%, 1/11/40, MTN	45	56
Series E, 5.95%, 3/19/19, MTN	64	78
		656
Health Care (1.4%):
Abbott Laboratories, 5.30%, 5/27/40	40	47
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	75	80
AstraZeneca PLC, 5.90%, 9/15/17	30	36
Boston Scientific Corp., 7.38%, 1/15/40	15	19
Cardinal Health, Inc., 5.85%, 12/15/17	25	29
Medtronic, Inc. 3.00%, 3/15/15	40	43
4.45%, 3/15/20	40	46
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	20	21
UnitedHealth Group, Inc., 6.00%, 2/15/18	40	49
WellPoint, Inc., 5.95%, 12/15/34	29	35
Wyeth, 6.50%, 2/1/34	45	61
Wyeth LLC, 5.50%, 2/15/16	45	52
		518
Industrials (1.1%):
Burlington Northern Santa Fe, Inc., 5.75%, 3/15/18	40	48
Caterpillar, Inc., 6.05%, 8/15/36	30	39
CSX Corp., 6.15%, 5/1/37	35	42
General Electric Co. 5.00%, 2/1/13	40	41
5.25%, 12/6/17	55	64
Lockheed Martin Corp., 5.50%, 11/15/39	20	23
United Parcel Service, Inc., 5.13%, 4/1/19	35	42
United Technologies Corp. 5.38%, 12/15/17	30	36
6.13%, 7/15/38	25	31
Waste Management, Inc., 4.60%, 3/1/21	35	39
		405
Information Technology (1.0%):
Cisco Systems, Inc., 5.50%, 2/22/16	45	52
Hewlett-Packard Co. 6.13%, 3/1/14	35	38
3.00%, 9/15/16	40	41

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2012

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
IBM Corp. 0.55%, 2/6/15	$45	$45
5.60%, 11/30/39	50	63
Microsoft Corp., 4.20%, 6/1/19	50	58
Oracle Corp., 5.75%, 4/15/18	45	55
		352
Materials (0.9%):
Alcoa, Inc., 6.00%, 7/15/13	30	32
ArcelorMittal, 3.75%, 8/5/15	45	46
E.I. du Pont de Nemours & Co. 4.88%, 4/30/14	30	33
6.00%, 7/15/18	35	43
International Paper Co., 7.50%, 8/15/21	30	38
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	60	74
The Dow Chemical Co. 8.55%, 5/15/19	35	46
7.38%, 11/1/29	25	33
		345
Telecommunication Services (1.2%):
AT&T, Inc. 5.10%, 9/15/14	40	44
2.40%, 8/15/16	35	37
5.80%, 2/15/19	45	54
6.30%, 1/15/38	30	36
Verizon Communications, Inc. 5.55%, 2/15/16	30	35
5.50%, 2/15/18	40	47
5.85%, 9/15/35	60	71
Vodafone Group PLC 5.00%, 12/16/13	20	21
5.63%, 2/27/17	35	41
6.15%, 2/27/37	40	50
		436
Utilities (1.6%):
Dominion Resources, Inc. Series A, 5.60%, 11/15/16	35	41
Series A, 4.45%, 3/15/21	35	40
Series C, 5.15%, 7/15/15	30	34
Exelon Corp., 4.90%, 6/15/15	35	38
FirstEnergy Corp., Series C, 7.38%, 11/15/31	30	38
Hydro-Quebec, 8.40%, 1/15/22	30	43
MidAmerican Energy Holdings, 6.50%, 9/15/37	55	70
Pacific Gas & Electric Co. 4.80%, 3/1/14	44	47
6.05%, 3/1/34	45	55
PacifiCorp, 6.00%, 1/15/39	35	45
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	50	56

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2012

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
Sempra Energy, 6.00%, 10/15/39	$20	$25
Southern California Edison Co., 5.63%, 2/1/36	35	43
		575
Total Corporate Bonds (Cost $8,631)		9,110
Municipal Bonds (0.4%)
California (0.2%):
State, Build America Bonds, GO, 7.55%, 4/1/39	45	60
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	50	46
New Jersey (0.1%):
State Transportation Trust Fund Authority, Build America Bonds Revenue, Series B, 6.56%, 12/15/40	35	46
Total Municipal Bonds (Cost $154)		152
U.S. Government Agency Securities (5.9%)
Federal Home Loan Mortgage Corp. 3.75%, 3/27/19	300	343
6.75%, 9/15/29	25	37
Federal National Mortgage Assoc. 1.00%, 9/23/13	330	333
0.75%, 12/18/13	495	499
2.63%, 11/20/14	340	359
2.38%, 4/11/16	105	111
1.25%, 9/28/16	235	238
5.00%, 5/11/17	205	244
Total U.S. Government Agency Securities (Cost $2,157)		2,164
U.S. Government Mortgage Backed Agencies (30.1%)
Federal Home Loan Mortgage Corp. 8.00%, 6/1/17	34	38
7.50%, 4/1/28	4	5
6.50%, 8/1/29-11/1/34 (c)	142	165
7.00%, 1/1/30	4	4
5.00%, 6/1/34	99	108
5.50%, 9/1/38 (c)	371	404
4.50%, 12/1/39 (c)	791	862
Federal National Mortgage Assoc. 10.00%, 11/1/13	2	2
10.50%, 11/1/13	1	1
11.00%, 11/1/13	2	2
8.00%, 11/1/19-2/1/33	92	111
4.00%, 1/1/26-5/25/42 (c) (d)	2,284	2,422
7.00%, 10/1/26-12/1/29	12	15
4.50%, 5/25/27-5/25/42 (c) (d)	1,104	1,186
5.00%, 5/25/27-5/25/42 (c) (d)	1,228	1,335
5.50%, 5/25/27-5/25/42 (c) (d)	1,049	1,146

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  April 30, 2012

(Amounts in Thousands)  (Unaudited)

Security Description	Principal Amount	Value
6.50%, 9/1/28-5/25/42	$15	$19
7.50%, 12/1/28	2	3
6.00%, 10/1/29-5/25/42 (c)	460	516
6.63%, 11/15/30	80	117
8.50%, 4/1/31	1	2
Government National Mortgage Assoc. 7.50%, 12/15/27-2/15/35	223	270
5.00%, 7/15/39-5/20/42 (c)	501	556
4.50%, 2/20/40-5/20/42 (c) (d)	1,121	1,229
5.50%, 2/20/40-5/15/42 (c)	147	164
4.00%, 5/15/42 (d)	270	292
Total U.S. Government Mortgage Backed Agencies (Cost $10,371)		10,974
U.S. Treasury Obligations (38.3%)
U.S. Treasury Bills, 0.32% (e), 6/21/12	1,319	1,319
U.S. Treasury Bonds 6.13%, 11/15/27	448	655
4.38%, 5/15/40	972	1,219
U.S. Treasury Notes 0.75%, 8/15/13	520	523
2.75%, 10/31/13	1,140	1,183
1.00%, 1/15/14-9/30/16	1,882	1,907
2.63%, 7/31/14-8/15/20	2,120	2,257
2.38%, 2/28/15	775	818
1.25%, 9/30/15	955	980
2.50%, 6/30/17	830	898
2.88%, 3/31/18	735	813
3.13%, 5/15/19	760	853
2.13%, 8/15/21	510	523
Total U.S. Treasury Obligations (Cost $13,725)		13,948
Total Investments (Cost $35,930) — 102.3%		37,308
Liabilities in excess of other assets — (2.3)%		(841)
NET ASSETS — 100.0%		$36,467

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/12.

(b)  Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 4/30/12.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Security purchased on a when-issued basis.

(e)  Rate represents the effective yield at purchase.

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (63.4%)
Multi-family (9.2%):
Collateralized Mortgage Obligations (7.3%):
Government National Mortgage Assoc. Series 2003-38, Class JC, 7.65% (a), 8/16/42	$2,225	$2,428
Series 2003-87, Class BH, 7.50%, 8/16/32	830	855
Series 2008-59, Class C, 5.78% (a), 6/16/32	1,450	1,571
Series 2010-122, Class AC, 7.00%, 2/16/40	9,820	11,822
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	11,837
Series 2010-136, Class BH, 7.00%, 11/16/40	9,842	11,850
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	11,910
Series 2010-148, Class AC, 7.00% (a), 12/16/50	9,843	11,821
Series 2010-155, Class BH, 7.00%, 6/16/39	9,682	11,375
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	11,692
Series 2012-33, Class AB, 7.00%, 3/16/46	9,987	12,155
		99,316
Pass-throughs (1.9%):
Government National Mortgage Assoc. 7.49%, 8/15/20-11/15/20	559	644
7.50%, 8/15/21	245	284
7.85%, 1/15/22	92	107
7.92%, 7/15/23	578	616
8.00%, 7/15/24-10/15/35	3,498	3,648
8.25%, 4/15/27-9/15/30	612	631
8.60%, 5/15/27	489	490
7.88%, 7/15/27	421	448
7.15%, 10/20/27	407	474
7.75%, 6/15/30-9/15/33	828	862
6.45%, 1/20/33	8,693	10,260
7.09%, 7/15/33	4,839	4,930
8.13%, 6/15/41	1,892	1,897
		25,291
		124,607
Single Family (54.2%):
Collateralized Mortgage Obligations (9.8%):
Government National Mortgage Assoc. Series 1994-7, Class PQ, 6.50%, 10/16/24	254	299
Series 1995-4, Class CQ, 8.00%, 6/20/25	6	7
Series 1995-5, Class KQ, 7.50%, 9/20/25	572	665
Series 1996-20, Class J, 7.50%, 9/20/26	229	264
Series 1997-16, Class PL, 6.50%, 10/20/27	5,956	7,051
Series 1997-18, Class J, 7.00%, 11/20/27	187	217
Series 1997-2, Class E, 7.50%, 2/20/27	107	124
Series 1997-8, Class PN, 7.50%, 5/16/27	117	134
Series 1998-14, Class PH, 6.50%, 6/20/28	465	541
Series 1998-19, Class ZA, 6.50%, 4/20/28	418	494
Series 1998-22, Class ZD, 6.50%, 9/20/28	792	939

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series 1998-23, Class ZB, 6.50%, 6/20/28	$383	$453
Series 1999-1, Class Z, 6.50%, 1/20/29	2,599	3,082
Series 1999-11, Class ZB, 6.50%, 4/20/29	1,080	1,268
Series 1999-16, Class Z, 6.50%, 5/16/29	1,035	1,221
Series 1999-22, Class Z, 7.00%, 6/20/29	2,344	2,767
Series 1999-25, Class PB, 7.00%, 7/20/29	10,000	11,928
Series 1999-25, Class TB, 7.50%, 7/16/29	2,853	3,398
Series 1999-32, Class ZB, 8.00%, 9/16/29	4,407	5,208
Series 1999-33, Class PT, 7.50%, 9/16/29	2,854	3,297
Series 1999-4, Class ZB, 6.00%, 2/20/29	615	695
Series 1999-41, Class Z, 8.00%, 11/16/29	389	456
Series 1999-44, Class ZC, 8.50%, 12/16/29	1,562	1,923
Series 1999-47, Class Z, 7.50%, 12/20/29	2,370	2,747
Series 1999-9, Class C, 7.00%, 3/16/29	1,795	2,076
Series 2000-1, Class PK, 8.00%, 1/16/30	112	131
Series 2000-16, Class Z, 7.50%, 2/16/30	742	882
Series 2000-20, Class Z, 8.00%, 3/16/30	638	803
Series 2000-21, Class Z, 9.00%, 3/16/30	683	873
Series 2000-27, Class Z, 7.50%, 9/20/30	242	291
Series 2000-29, Class G, 7.50%, 9/20/30	144	168
Series 2000-36, Class HC, 7.33%, 11/20/30	838	982
Series 2000-37, Class B, 8.00%, 12/20/30	67	79
Series 2001-10, Class PE, 6.50%, 3/16/31	863	1,023
Series 2001-15, Class ZH, 6.00%, 4/20/31	1,006	1,155
Series 2001-21, Class PE, 6.50%, 5/16/31	701	821
Series 2001-23, Class PE, 6.50%, 5/20/31	2,703	3,204
Series 2001-25, Class PE, 7.00%, 5/20/31	2,306	2,689
Series 2001-35, Class AZ, 6.50%, 8/20/31	2,655	3,154
Series 2001-41, Class PC, 6.50%, 8/20/31	1,001	1,056
Series 2002-22, Class GF, 6.50%, 3/20/32	142	163
Series 2002-32, Class QJ, 6.50%, 5/20/32	7,351	8,686
Series 2002-33, Class ZJ, 6.50%, 5/20/32	399	474
Series 2002-39, Class PE, 6.50%, 6/20/32	1,216	1,438
Series 2002-40, Class UK, 6.50%, 6/20/32	615	725
Series 2002-41, Class ZJ, 6.00%, 6/20/32	9,114	10,499
Series 2002-45, Class Z, 6.00%, 6/20/32	6,961	8,021
Series 2002-47, Class PG, 6.50%, 7/16/32	98	115
Series 2002-47, Class ZA, 6.50%, 7/20/32	689	814
Series 2002-65, Class ZB, 6.00%, 9/20/32	9,321	10,736
Series 2005-72, Class H, 11.50%, 11/16/17	116	127
Series 2005-74, Class HB, 7.50%, 9/16/35	67	77
Series 2005-74, Class HC, 7.50%, 9/16/35	250	289
Series 2012-30, Class WB, 7.25% (a), 11/20/39	17,150	20,671
		131,400
Pass-throughs (44.4%):
Government National Mortgage Assoc. 10.50%, 1/15/14-12/15/21	841	899
8.50%, 3/15/15-2/15/32	9,534	11,448
7.00%, 4/15/16-12/20/38 (b) (c)	129,719	156,497
11.50%, 4/15/16-9/15/20	235	243

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
9.00%, 7/20/16-6/15/30	$3,543	$4,085
8.75%, 3/20/17	16	17
8.00%, 5/15/17-4/15/38 (b)	67,907	84,417
9.50%, 7/15/17-7/15/25	3,232	3,798
8.85%, 5/15/18-12/15/18	483	552
11.00%, 12/15/18	67	73
7.49%, 11/15/19-9/15/25	5,720	6,516
8.15%, 12/15/19	26	26
10.00%, 12/15/19-2/15/26	19,455	23,578
8.25%, 4/20/20-1/15/30	89	91
7.95%, 7/20/20	207	236
7.75%, 8/20/20-1/20/21	4,112	4,750
8.38%, 10/15/20	748	869
7.65%, 10/20/21-7/20/22	243	262
7.29%, 12/20/21-8/20/22	166	189
7.60%, 2/20/22	118	137
7.50%, 10/15/22-1/15/37	100,373	120,947
7.89%, 10/20/22	670	768
7.13%, 3/15/23-7/15/25	6,688	7,670
6.50%, 12/15/23-1/20/39	78,480	91,319
6.13%, 9/15/27	3,635	4,133
5.90%, 12/15/28	9,079	10,339
6.45%, 11/15/31	9,548	11,130
6.00%, 11/20/31-6/15/40 (c)	46,392	53,479
		598,468
		729,868
Total Government National Mortgage Association (Cost $831,763)		854,475
U.S. Treasury Obligations (35.2%)
U.S. Treasury Bills, 0.09% (d), 7/19/12	20,992	20,988
U.S. Treasury Bonds 9.88%, 11/15/15	19,626	26,090
9.25%, 2/15/16	279,731	370,993
8.75%, 5/15/17	13,785	19,187
8.88%, 8/15/17	12,410	17,565
9.13%, 5/15/18	13,220	19,526
Total U.S. Treasury Obligations (Cost $473,000)		474,349
Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (e)	19,253	19
Total Investment Companies (Cost $19)		19
Total Investments (Cost $1,304,782) — 98.6%		1,328,843
Other assets in excess of liabilities — 1.4%		18,450
NET ASSETS — 100.0%		$1,347,293

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/12.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Security purchased on a when-issued basis.

(d)  Rate represents the effective yield at purchase.

(e)  Rate disclosed is the daily yield on 4/30/12.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios   April 30, 2012

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Core Bond Index Fund	Fund for Income
ASSETS:
Investments, at value (Cost $35,930 and $1,304,782)	$37,308	$1,328,843
Cash	85	50
Interest receivable	261	11,911
Receivable for capital shares issued	1	12,206
Receivable for investments sold	4,792	—
Receivable from Adviser	15	—
Prepaid expenses	16	170
Total Assets	42,478	1,353,180
LIABILITIES:
Payable for investments purchased	5,957	3,530
Payable for capital shares redeemed	17	1,373
Accrued expenses and other payables:
Investment advisory fees	15	471
Administration fees	3	101
Custodian fees	4	12
Transfer agent fees	2	51
Chief Compliance Officer fees	— (a)	2
Trustees' fees	— (a)	3
Shareholder servicing fees	9	135
12b-1 fees	—	160
Other accrued expenses	4	49
Total Liabilities	6,011	5,887
NET ASSETS:
Capital	50,777	1,406,547
Distributions in excess of net investment income	(141)	(16,497)
Accumulated net realized losses from investments	(15,547)	(66,818)
Net unrealized appreciation on investments	1,378	24,061
Net Assets	$36,467	$1,347,293
Net Assets
Class A Shares	$33,517	$729,062
Class C Shares	—	166,322
Class R Shares	—	128,957
Class I Shares	2,950	322,952
Total	$36,467	$1,347,293
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,564	63,964
Class C Shares	—	14,674
Class R Shares	—	11,307
Class I Shares	314	28,349
Total	3,878	118,294
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$9.40	$11.40
Class C Shares (c)	—	$11.33
Class R Shares	—	$11.40
Class I Shares	$9.40	$11.39
Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.59	$11.63

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios   For the Six Months Ended April 30, 2012

(Amounts in Thousands)  (Unaudited)

	Core Bond Index Fund		Fund for Income
Investment Income:
Interest income	$495		$15,996
Total Income	495		15,996
Expenses:
Investment advisory fees	93		2,547
Administration fees	32		610
Shareholder servicing fees — Class A Shares	43		754
12b-1 fees — Class C Shares	—		726
12b-1 fees — Class R Shares	—		153
Custodian fees	9		70
Transfer agent fees	4		106
Transfer agent fees — Class A Shares	5		69
Transfer agent fees — Class C Shares	—		20
Transfer agent fees — Class R Shares	—		20
Transfer agent fees — Class I Shares	—	(a)	11
Trustees' fees	2		68
Chief Compliance Officer fees	—	(a)	9
Legal and audit fees	4		94
State registration and filing fees	16		78
Other expenses	4		77
Total Expenses	212		5,412
Expenses waived/reimbursed by Adviser	(99)		—
Net Expenses	113		5,412
Net Investment Income	382		10,584
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	428		5,094
Net change in unrealized appreciation/depreciation on investments	(39)		3,437
Net realized/unrealized gains from investments	389		8,531
Change in net assets resulting from operations	$771		$19,115

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Index Fund		Fund for Income
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$382	$1,518	$10,584	$18,282
Net realized gains (losses) from investment transactions	428	(9,109)	5,094	4,781
Net realized gains from redemptions in-kind	—	750	—	—
Net change in unrealized appreciation/depreciation on investments	(39)	8,027	3,437	(3,036)
Change in net assets resulting from operations	771	1,186	19,115	20,027
Distributions to Shareholders:
From net investment income:
Class A Shares	(594)	(1,369)	(15,607)	(22,633)
Class C Shares	—	—	(3,233)	(4,433)
Class R Shares	—	—	(3,095)	(4,882)
Class I Shares (a)	(50)	(586)	(6,819)	(8,084)
Change in net assets resulting from distributions to shareholders	(644)	(1,955)	(28,754)	(40,032)
Change in net assets from capital transactions	(1,055)	(110,459)	405,517	372,071
Change in net assets	(928)	(111,228)	395,878	352,066
Net Assets:
Beginning of period	37,395	148,623	951,415	599,349
End of period	$36,467	$37,395	$1,347,293	$951,415
Accumulated undistributed (distributions in excess of) net investment income	$(141)	$121	$(16,497)	$1,673

(a)  Class I Shares of Fund for Income commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Index Fund		Fund for Income
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,915	$2,150	$368,021	$485,993
Dividends reinvested	551	1,310	11,372	17,473
Cost of shares redeemed	(3,854)	(50,849)	(136,068)	(442,896)
Total Class A Shares	$(1,388)	$(47,389)	$243,325	$60,570
Class C Shares
Proceeds from shares issued	—	—	$59,402	$73,069
Dividends reinvested	—	—	1,959	2,604
Cost of shares redeemed	—	—	(17,178)	(15,676)
Total Class C Shares	—	—	$44,183	$59,997
Class R Shares
Proceeds from shares issued	—	—	$31,621	$54,874
Dividends reinvested	—	—	2,042	3,237
Cost of shares redeemed	—	—	(19,173)	(29,312)
Total Class R Shares	—	—	$14,490	$28,799
Class I Shares (a)
Proceeds from shares issued	$333	$3,950	$123,944	$258,149
Dividends reinvested	50	586	6,238	8,020
Cost of shares redeemed	(50)	(67,606)	(26,663)	(43,464)
Total Class I Shares	$333	$(63,070)	$103,519	$222,705
Change in net assets from capital transactions	$(1,055)	$(110,459)	$405,517	$372,071
Share Transactions:
Class A Shares
Issued	204	235	32,123	41,933
Reinvested	59	143	996	1,513
Redeemed	(411)	(5,563)	(11,881)	(38,333)
Total Class A Shares	(148)	(5,185)	21,238	5,113
Class C Shares
Issued	—	—	5,213	6,330
Reinvested	—	—	173	227
Redeemed	—	—	(1,509)	(1,361)
Total Class C Shares	—	—	3,877	5,196
Class R Shares
Issued	—	—	2,758	4,741
Reinvested	—	—	179	280
Redeemed	—	—	(1,672)	(2,527)
Total Class R Shares	—	—	1,265	2,494
Class I Shares (a)
Issued	36	431	10,839	22,363
Reinvested	5	64	547	696
Redeemed	(5)	(7,469)	(2,332)	(3,764)
Total Class I Shares	36	(6,974)	9,054	19,295
Change in Shares	(112)	(12,159)	35,434	32,098

(a)  Class I Shares of Fund for Income commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Core Bond Index Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$9.37	$9.21	$8.91		$8.27		$9.41	$9.44
Investment Activities:
Net investment income	0.09	0.18	0.34		0.45		0.45	0.45
Net realized and unrealized gains (losses) on investments	0.10	0.25 (a)	0.37		0.67		(1.11)	(0.03)
Total from Investment Activities	0.19	0.43	0.71		1.12		(0.66)	0.42
Distributions:
Net investment income	(0.16)	(0.27)	(0.41)		(0.48)		(0.48)	(0.45)
Total Distributions	(0.16)	(0.27)	(0.41)		(0.48)		(0.48)	(0.45)
Net Asset Value, End of Period	$9.40	$9.37	$9.21		$8.91		$8.27	$9.41
Total Return (excludes sales charge) (b)	2.05%	4.78%	8.18	%(c)	14.02%		(7.34)%	4.62	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,517	$34,788	$81,900		$96,661		$70,689	$97,931
Ratio of net expenses to average net assets (e)	0.64%	0.64%	0.87%		0.80%		0.80%	0.80%
Ratio of net investment income to average net assets (e)	2.03%	2.10%	3.75%		5.21%		4.85%	4.85%
Ratio of gross expenses to average net assets (e) (f)	1.13%	1.05%	0.96%		0.80%		0.80%	0.80%
Ratio of net investment income to average net assets (e) (f)	1.54%	1.69%	3.66%		5.21%		4.85%	4.85%
Portfolio turnover (b) (g)	58%	241%	565%		523	%(h)	333%	318%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.08% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its benchmark.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Core Bond Index Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008	Period Ended October 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.37	$9.20	$8.91		$8.26		$9.40	$9.33
Investment Activities:
Net investment income	0.11	0.20 (b)	0.37		0.47		0.47	0.08
Net realized and unrealized gains (losses) on investments	0.09	0.27 (c)	0.36		0.68		(1.11)	0.06
Total from Investment Activities	0.20	0.47	0.73		1.15		(0.64)	0.14
Distributions:
Net investment income	(0.17)	(0.30)	(0.44)		(0.50)		(0.50)	(0.07)
Total Distributions	(0.17)	(0.30)	(0.44)		(0.50)		(0.50)	(0.07)
Net Asset Value, End of Period	$9.40	$9.37	$9.20		$8.91		$8.26	$9.40
Total Return (d)	2.21%	5.24%	8.39	%(e)	14.44%		(7.11)%	1.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,950	$2,607	$66,723		$62,956		$58,123	$67,211
Ratio of net expenses to average net assets (f)	0.30%	0.31%	0.55%		0.55%		0.55%	0.55%
Ratio of net investment income to average net assets (f)	2.36%	2.23%	4.04%		5.57%		5.10%	4.93%
Ratio of gross expenses to average net assets (f) (g)	1.36%	0.81%	0.71%		0.72%		0.72%	0.71%
Ratio of net investment income to average net assets (f) (g)	1.30%	1.73%	3.88%		5.40%		4.93%	4.77%
Portfolio turnover (d) (h)	58%	241%	565%		523	%(i)	333%	318%

(a)  Class I Shares commenced operations on August 31, 2007.

(b)  Calculated using average shares for the period.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  Not annualized for periods less than one year.

(e)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.08% lower.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(i)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its benchmark.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.49	$11.81	$11.62		$11.25	$11.52	$11.64
Investment Activities:
Net investment income	0.13	0.34	0.44		0.48	0.47	0.61
Net realized and unrealized gains (losses) on investments	0.07	(0.03)	0.42		0.58	(0.04)	—	(a)
Total from Investment Activities	0.20	0.31	0.86		1.06	0.43	0.61
Distributions:
Net investment income	(0.29)	(0.63)	(0.67)		(0.69)	(0.70)	(0.73)
Total Distributions	(0.29)	(0.63)	(0.67)		(0.69)	(0.70)	(0.73)
Net Asset Value, End of Period	$11.40	$11.49	$11.81		$11.62	$11.25	$11.52
Total Return (excludes sales charge) (b)	1.75%	2.73%	7.66	%(c)	9.61%	3.73%	5.43	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$729,062	$490,961	$444,257		$266,008	$203,767	$172,233
Ratio of net expenses to average net assets (e)	0.92%	0.96%	0.97%		0.96%	0.95%	0.98%
Ratio of net investment income to average net assets (e)	1.91%	2.55%	3.11%		4.02%	3.88%	5.24%
Portfolio turnover (b) (f)	28%	43%	49%		55%	38%	75%

(a)  Rounds to less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.43	$11.76	$11.59		$11.22	$11.49	$11.61
Investment Activities:
Net investment income	0.08	0.28	0.42		0.38	0.35	0.50
Net realized and unrealized gains (losses) on investments	0.07	(0.06)	0.34		0.58	(0.03)	0.02
Total from Investment Activities	0.15	0.22	0.76		0.96	0.32	0.52
Distributions:
Net investment income	(0.25)	(0.55)	(0.59)		(0.59)	(0.59)	(0.64)
Total Distributions	(0.25)	(0.55)	(0.59)		(0.59)	(0.59)	(0.64)
Net Asset Value, End of Period	$11.33	$11.43	$11.76		$11.59	$11.22	$11.49
Total Return (excludes contingent deferred sales charge) (a)	1.32%	1.93%	6.77	%(b)	8.73%	2.82%	4.57	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$166,322	$123,425	$65,869		$14,850	$11,243	$12,790
Ratio of net expenses to average net assets (d)	1.68%	1.72%	1.76%		1.81%	1.82%	1.81%
Ratio of net investment income to average net assets (d)	1.17%	1.76%	2.24%		3.17%	3.04%	4.40%
Ratio of gross expenses to average net assets (d) (e)	1.68%	1.72%	1.76%		1.81%	1.85%	1.81%
Ratio of net investment income to average net assets (d) (e)	1.17%	1.76%	2.24%		3.17%	3.01%	4.40%
Portfolio turnover (a) (f)	28%	43%	49%		55%	38%	75%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.50	$11.82	$11.63		$11.25	$11.53	$11.64
Investment Activities:
Net investment income	0.12	0.36	0.38		0.46	0.43	0.60
Net realized and unrealized gains (losses) on investments	0.07	(0.05)	0.48		0.60	(0.02)	0.02
Total from Investment Activities	0.19	0.31	0.86		1.06	0.41	0.62
Distributions:
Net investment income	(0.29)	(0.63)	(0.67)		(0.68)	(0.69)	(0.73)
Total Distributions	(0.29)	(0.63)	(0.67)		(0.68)	(0.69)	(0.73)
Net Asset Value, End of Period	$11.40	$11.50	$11.82		$11.63	$11.25	$11.53
Total Return (a)	1.65%	2.71%	7.64	%(b)	9.65%	3.57%	5.54	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$128,957	$115,459	$89,223		$79,934	$81,191	$97,572
Ratio of net expenses to average net assets (d)	0.94%	0.98%	0.98%		1.00%	1.00%	0.96%
Ratio of net investment income to average net assets (d)	1.91%	2.52%	3.14%		3.97%	3.85%	5.26%
Portfolio turnover (a) (e)	28%	43%	49%		55%	38%	75%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Fund for Income
	Class I Shares
	Six Months Ended April 30, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.48	$11.54
Investment Activities:
Net investment income	0.15	0.22
Net realized and unrealized gains on investments	0.06	0.16
Total from Investment Activities	0.21	0.38
Distributions:
Net investment income	(0.30)	(0.44)
Total Distributions	(0.30)	(0.44)
Net Asset Value, End of Period	$11.39	$11.48
Total Return (b)	1.88%	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$322,952	$221,570
Ratio of net expenses to average net assets (c)	0.65%	0.67%
Ratio of net investment income to average net assets (c)	2.20%	2.74%
Portfolio turnover (b) (d)	28%	43%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.0%)
Alabama (1.5%):
Jacksonville State University Revenue, 4.00%, 12/1/15, Insured by Assured Guaranty	$450	$493
Phenix City Alabama Public Building Authority Revenue, Municipal Projects, Series A, 3.00%, 4/1/18, AGM	550	577
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty, EMT	565	649
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty	440	492
		2,211
Alaska (1.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Series A, 4.50%, 4/1/15, AGM	2,000	2,166
Series A, 5.13%, 4/1/19, AGM	500	595
		2,761
Arizona (1.4%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009 Series B, GO, 3.00%, 7/1/20, AGM	250	261
Series B, GO, 4.00%, 7/1/20, AGM	250	280
Maricopa County Unified School District Number 89, Dysart School Improvements Project 2002, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	550
Maricopa County Unified School District Number 95, Queen Creek School Improvements Project 2010, Series B, GO, 3.00%, 7/1/18, AGM	630	655
Pima County Unified School District Number 12 Sunnyside, School Improvements Project 2011, Series A, GO, 3.50%, 7/1/28, AGM (a)	235	230
		1,976
California (4.7%):
Atwater Public Financing Authority Wastewater Revenue, 5.63%, 5/1/31, Callable 5/1/19 @ 102, AGM	625	687
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, AGM (a)	1,000	1,127
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,100
California School Facilities Financing Authority Revenue, Azusa Unified School District, Series A, 5.00%, 8/1/32, AGM	200	218
Central Union High School District Imperial County, GO, 3.00%, 8/1/18, AGM	645	670
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, AGM (a)	270	292
Franklin-McKinley School District, Election of 2010, Series B, GO, 4.00%, 8/1/36, AGM (b) (c)	350	343
Gold Oak Unified School District Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	291
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	678
Los Angeles CA, Series A, GO, 5.00%, 9/1/19, Prerefunded 9/1/14 @ 100, NATL-RE	100	111

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	$1,250	$1,315
		6,832
Colorado (0.7%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	387
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM (d)	500	544
		931
Connecticut (2.5%):
Connecticut State Series B, GO, 5.00%, 4/15/21	1,000	1,252
Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	2,000	2,312
		3,564
Florida (11.4%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	12,413
Miami-Dade County Water & Sewer Revenue, Series B, 5.25%, 10/1/20, AGM	1,050	1,294
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,706
Tampa Health System Revenue, Baycare Health System, Inc., Series A, 4.00%, 11/15/33, Callable 5/15/22 @ 100 (c)	1,000	980
		16,393
Georgia (5.2%):
Atlanta Georgia Airport Revenue, Series G, 5.00%, 1/1/20, Callable 1/1/15 @ 100, AGM (d)	2,500	2,740
Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/1/16, Callable 11/1/14 @ 100, AGM	1,500	1,655
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	3,030
		7,425
Illinois (0.5%):
Kane County Community Unit School District Number 101 Batavia, School Building, GO, 5.50%, 1/1/19, AGM (a)	500	571
Will County Forest Preservation District, Series A, GO, 5.00%, 12/15/22, Prerefunded 12/15/15 @ 100, NATL-RE	100	116
		687
Indiana (4.4%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, AGM/State Aid Withholding (a)	1,000	1,111
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	288
Franklin Township Multi-School Building Corp., First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,132
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,670
MSD Warren Township Vision 2005 School Building Corp., First Mortgage, 5.00%, 7/10/20, Callable 1/10/15 @ 100, NATL-RE/FGIC/State Aid Withholding	2,000	2,177
		6,378

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (0.4%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18	$500	$550
Maryland (4.3%):
Baltimore County Maryland, GO, 5.00%, 2/1/19	5,000	6,221
Michigan (1.1%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Q-SBLF (a)	200	220
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,379
		1,599
Minnesota (1.3%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	555	645
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	367
Prior Lake Independent School District Number 719, School Building, Series B, GO, 5.00%, 2/1/20, AGM/Student Credit Program (a)	800	885
		1,897
Nevada (1.3%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,888
New Jersey (1.0%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,452
New York (3.1%):
Beekmantown Central School District, GO, 2.00%, 6/15/19, AGM/State Aid Withholding (c)	535	532
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	900	996
State Dormitory Authority Revenues, Personal Income Tax Series B, 3.25%, 2/15/17 (d)	1,335	1,478
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,397
		4,403
North Carolina (0.9%):
Wake County North Carolina, Series C, GO, 5.00%, 3/1/21	1,000	1,273
Ohio (7.7%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,113
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System, 4.00%, 1/1/39 (c) (e)	1,000	985
Ohio State, Common Schools Series A, 5.00%, 6/15/23 (a)	1,500	1,629
Series B, GO, 5.00%, 3/15/22 (a)	5,000	5,431
		11,158
Pennsylvania (6.9%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	559

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	$500	$531
Greater Johnstown School District, Series A, GO, 3.00%, 8/1/20, AGM/State Aid Withholding	1,440	1,496
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,123
Northampton County General Purpose Authority Revenue, 5.25%, 10/1/30, Callable 10/1/12 @ 100, AGM County Guaranty	1,000	1,015
Pennsylvania State, Second Series, GO, 5.00%, 6/1/22, Callable 6/1/14 @ 100, AGM	1,000	1,085
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,116
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	112
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,855
		9,892
South Carolina (0.7%):
Rock Hill Utility System Revenue, Series A, 3.00%, 1/1/22, AGM	1,000	1,010
Texas (17.0%):
Clear Creek Independent School District, Series A, GO, 5.00%, 2/15/21, PSF-GTD	1,000	1,250
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/18, PSF-GTD	2,500	3,035
GO, 5.00%, 2/15/21, PSF-GTD (d)	1,910	2,392
El Paso Independent School District, GO, 5.00%, 8/15/19, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,135
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	1,059
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,855
Garland Independent School District, GO, 5.00%, 2/15/24, PSF-GTD (a)	100	110
Grand Prairie Independent School District GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,495
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,609
Harris County Revenue, Senior Lien Toll Road, 5.00%, 8/15/30, AGM (a)	250	253
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,571
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	844
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	801
McKinney Independent School District, GO, 5.25%, 2/15/19, Callable 2/15/15 @ 100, PSF-GTD	2,000	2,245
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,793
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,105
		24,552
Washington (18.1%):
Clark County School District Number 114 Evergreen, GO, 5.00%, 12/1/19, Callable 6/1/15 @ 100, AGM/School Building Guaranty	1,200	1,366

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
King County, GO, 5.00%, 1/1/19, Callable 1/1/25 @ 100, NATL-RE/FGIC	$3,500	$3,917
King County School District Number 403 Renton, GO, 5.00%, 12/1/20, Callable 12/1/13 @ 100, AGM/School Building Guaranty	5,000	5,344
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,303
University of Washington Housing & Dining System Revenue, 4.50%, 12/1/28, Prerefunded 6/1/14 @ 100, AMBAC	200	217
Washington State Series A, GO, 5.00%, 7/1/25, AGM (a)	125	138
Series D, GO, 5.00%, 1/1/22, Callable 1/1/15 @ 100, AGM	1,500	1,681
Series D, GO, 5.00%, 1/1/29, Prerefunded 1/1/15 @ 100, AGM	285	320
Series E, GO, 5.00%, 1/1/28, Prerefunded 1/1/15 @ 100, NATL-RE	230	258
Series R-2012A, GO, 5.00%, 7/1/21	2,500	3,130
Series R-2012C, GO, 4.00%, 7/1/21	3,000	3,492
Washington State, Motor Vehicle Tax-Senior 520 Corridor Program, Series C, GO, 5.00%, 6/1/19	2,395	2,954
Yakima County School District Number 119 Selah, GO, 4.00%, 12/1/36, School Building Guaranty (c) (e)	1,000	999
		26,119
Total Municipal Bonds (Cost $132,953)		141,172
Investment Companies (3.4%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.12% (f)	500,000	500
Fidelity Institutional Money Market Tax-Exempt Portfolio, 0.01% (f)	4,448,717	4,449
Total Investment Companies (Cost $4,949)		4,949
Total Investments (Cost $137,902) — 101.4%		146,121
Liabilities in excess of other assets — (1.4)%		(2,045)
NET ASSETS — 100.0%		$144,076

(a)  Continuously callable with 30 days notice.

(b)  Continuously callable with 20 days notice.

(c)  Security purchased on a when-issued basis.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Continuously callable with 15 days notice.

(f)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/12.

AGM — Insured by Assured Guaranty Municipal Corporation

AMBAC — Insured by American Municipal Bond Assurance Corporation

EMT — Escrowed to Maturity

FGIC — Insured by Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Insured by National Reinsurance Corporation

PSF-GTD — Permanent School Fund Guaranteed

Q-SBLF — Qualified-School Bond Loan Fund

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (98.0%)
General Obligations (55.9%):
County, City & Special District (17.9%):
Akron County, 2.25%, 12/1/19	$1,120	$1,147
Cincinnati, Series A, 3.00%, 12/1/17	105	116
Cleveland, 5.75%, 8/1/12, MBIA	375	380
Columbus, Series A, 5.00%, 6/1/19	4,000	4,984
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	600
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,277
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	836
Shaker Heights, 1.50%, 12/1/15	350	360
Strongsville 2.25%, 12/1/18	350	369
4.00%, 12/1/19	500	586
Summit County Series R, 5.50%, 12/1/13, FGIC	250	270
Series R, 5.50%, 12/1/16, FGIC	535	644
Series R, 5.50%, 12/1/17, FGIC	930	1,147
Series R, 5.50%, 12/1/18, FGIC	1,095	1,372
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,443
Warren County Special Assessment, 6.55%, 12/1/14	290	308
		15,839
Hospitals, Nursing Homes & Health Care (1.3%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,109
Public Facilities (Convention, Sport, Public Buildings) (0.7%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	643
Public Improvements (5.7%):
Richland County, Correctional Facilities Improvement 5.00%, 12/1/16, Insured by Assured Guaranty	185	216
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	410
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	562
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,358
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	462
		5,008
Schools & Educational Services (29.1%):
Ashtabula City School District, School Improvement, 3.00%, 12/1/20, Student Credit Program	1,000	1,053
Chillicothe City School District 5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,280
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,392
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC (a)	1,580	1,776
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	944
Cleveland Municipal School District, 5.25%, 12/1/17, AGM/Student Credit Program (b)	1,395	1,523

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Elida Local School District, School Facilities & Construction 3.50%, 12/1/15, AGM	$955	$1,038
4.75% (c), 12/1/21, AGM	1,455	1,122
4.95% (c), 12/1/23, AGM	1,455	1,023
Fairfield City School District, 7.45%, 12/1/14, FGIC	600	659
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	739
Kenston Local School District, School Improvement 5.00%, 12/1/19	575	701
3.25%, 12/1/25, Callable 12/1/20 @ 100	160	162
3.50%, 12/1/26, Callable 12/1/20 @ 100	225	230
Lima City School District, 6.00%, 12/1/22, AMBAC (b)	30	30
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,293
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	620
Maumee City School District, School Facilities Construction & Improvement, 5.00%, 12/1/18, Callable 12/1/13 @ 100, AGM	500	530
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	400
Ohio Schools Series C, 5.00%, 3/15/19 (b)	3,000	3,193
Series C, 5.00%, 9/15/19	1,500	1,853
Ohio State, Common Schools, Series A, 5.00%, 6/15/23 (b)	1,500	1,628
Sheffield-Sheffield Lake City School District, School Improvement, 4.50%, 12/1/41 (b)	500	517
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,079
Sylvania City School District, School Improvement, 4.00% (c), 12/1/17, Insured by Assured Guaranty	1,040	937
		25,722
Utilities (Sewers, Telephone, Electric) (1.2%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	160	180
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	637
Mason County, Sewer Systems, 2.00%, 12/1/21	280	278
		1,095
		49,416
Revenue Bonds (42.1%):
Hospitals, Nursing Homes & Health Care (12.2%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A, 5.00%, 1/1/14	430	447
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 4.13%, 9/1/20	1,200	1,358
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,814
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,602
Franklin County Hospital Revenue, The Children's Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,470

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System, 4.00%, 1/1/39 (d)	$1,500	$1,478
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	549
State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, 5.00%, 1/1/32, Callable 1/1/21 @ 100	1,000	1,098
		10,816
Housing (3.7%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,223
Public Facilities (Convention, Sport, Public Buildings) (1.3%):
State Cultural & Sports Capital Facilities Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/15 @ 100, AGM	1,000	1,111
Schools & Educational Services (21.8%):
Cincinnati Technical College, 5.00%, 10/1/12, AMBAC	650	661
Cincinnati Technical College, Community College General Receipts Revenue, 3.00%, 10/1/27, Ohio CCD Program (b)	500	474
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (b)	1,260	1,393
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (b)	1,000	1,065
Miami University 2.00%, 9/1/15	650	668
2.25%, 9/1/16	1,000	1,046
Series B, 4.00%, 9/1/12	500	506
State Higher Educational Facility Commission Revenue, Dayton University Project, Series A, 5.00%, 12/1/15	600	678
State Higher Educational Facility Commission Revenue, John Carroll University Project 5.00%, 11/15/12	400	408
5.00%, 11/15/13	250	264
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	443
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	352
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	671
State University General Receipts, 5.00%, 12/1/17, Callable 6/1/14 @ 100, NATL-RE	1,550	1,698
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,205
University of Toledo General Receipts Bonds 4.00%, 6/1/20	200	221
Series A, 3.50%, 6/1/16	2,260	2,426
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	814
Youngstown State University General Receipts 4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,285
4.00%, 12/15/16, Insured by Assured Guaranty	500	562
4.13%, 12/15/17, Insured by Assured Guaranty	435	497
4.38%, 12/15/18, Insured by Assured Guaranty	685	795
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,130
		19,262

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Amount	Principal Value
Utilities-Water (3.1%):
Hamilton Wastewater System Revenue 3.00%, 10/1/19, AGM	$530	$572
4.50%, 10/1/31, AGM (b)	200	208
5.00%, 10/1/36, AGM (b)	500	532
Mahoning Valley Sanitary District Water Revenue, 2.00%, 12/1/13, Insured by Assured Guaranty	345	353
Warren County Waterworks Revenue, Warren County Water District 5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	667
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	444
		2,776
		37,188
Total Municipal Bonds (Cost $79,947)		86,604
Investment Companies (2.9%)
Touchstone Ohio Money Market Fund, 0.01% (e)	2,538,761	2,539
Total Investment Companies (Cost $2,539)		2,539
Total Investments (Cost $82,486) — 100.9%		89,143
Liabilities in excess of other assets — (0.9)%		(805)
NET ASSETS — 100.0%		$88,338

(a)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)  Continuously callable with 30 days notice.

(c)  Rate represents the effective yield at purchase.

(d)  Security purchased on a when-issued basis.

(e)  Rate disclosed is the daily yield on 4/30/12.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Insured by Assured Guaranty Municipal Corporation

AMBAC — Insured by American Municipal Bond Assurance Corporation

FGIC — Insured by Financial Guaranty Insurance Company

MBIA — Insured by Municipal Bond Insurance Association

NATL-RE — Insured by National Reinsurance Corporation

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2012

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $137,902 and $82,486)	$146,121	$89,143
Cash	50	50
Interest and dividends receivable	1,750	1,164
Receivable for capital shares issued	126	—
Receivable for investments sold	1,408	—
Receivable from Adviser	9	—
Prepaid expenses	19	10
Total Assets	149,483	90,367
LIABILITIES:
Payable for investments purchased	5,221	1,483
Payable for capital shares redeemed	51	473
Accrued expenses and other payables:
Investment advisory fees	65	40
Administration fees	11	7
Custodian fees	2	1
Transfer agent fees	9	4
Trustees' fees	1	—	(a)
Shareholder servicing fees	29	20
Other accrued expenses	18	1
Total Liabilities	5,407	2,029
NET ASSETS:
Capital	134,296	81,209
Accumulated undistributed net investment income	69	61
Accumulated net realized gains from investments	1,492	411
Net unrealized appreciation on investments	8,219	6,657
Net Assets	$144,076	$88,338
Net Assets
Class A Shares	$144,076	$88,338
Total	$144,076	$88,338
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	12,517	7,423
Total	12,517	7,423
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.51	$11.90

Maximum sales charge — Class A Shares	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.74	$12.14

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2012

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$1,977	$1,547
Total Income	1,977	1,547
Expenses:
Investment advisory fees	399	253
Administration fees	81	55
Shareholder servicing fees — Class A Shares	181	115
Custodian fees	9	6
Transfer agent fees	32	17
Trustees' fees	9	6
Chief Compliance Officer fees	1	1
Legal and audit fees	13	8
State registration and filing fees	16	12
Other expenses	18	8
Total Expenses	759	481
Expenses waived/reimbursed by Adviser	(52)	—
Net Expenses	707	481
Net Investment Income	1,270	1,066
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	1,481	411
Net change in unrealized appreciation/depreciation on investments	2,997	2,175
Net realized/unrealized gains from investments	4,478	2,586
Change in net assets resulting from operations	$5,748	$3,652

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,270	$3,160	$1,066	$2,965
Net realized gains from investment transactions	1,481	2,688	411	830
Net change in unrealized appreciation/depreciation on investments	2,997	(1,856)	2,175	(2,784)
Change in net assets resulting from operations	5,748	3,992	3,652	1,011
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,272)	(3,199)	(1,071)	(2,997)
From net realized gains:
Class A Shares	(2,697)	(2,429)	(835)	(1,465)
Change in net assets resulting from distributions to shareholders	(3,969)	(5,628)	(1,906)	(4,462)
Change in net assets from capital transactions	(5,150)	6,104	(10,408)	(20,591)
Change in net assets	(3,371)	4,468	(8,662)	(24,042)
Net Assets:
Beginning of period	147,447	142,979	97,000	121,042
End of period	$144,076	$147,447	$88,338	$97,000
Accumulated undistributed net investment income	$69	$71	$61	$66
Capital Transactions:
Class A Shares
Proceeds from shares issued	$25,243	$70,295	$1,937	$7,746
Dividends reinvested	3,289	4,652	1,578	3,624
Cost of shares redeemed	(33,682)	(68,843)	(13,923)	(31,961)
Change in net assets from capital transactions	$(5,150)	$6,104	$(10,408)	$(20,591)
Share Transactions:
Class A Shares
Issued	2,200	6,344	164	676
Reinvested	289	423	134	316
Redeemed	(2,933)	(6,214)	(1,178)	(2,778)
Change in Shares	(444)	553	(880)	(1,786)

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.38	$11.52	$11.26		$10.35	$10.77	$10.89
Investment Activities:
Net investment income	0.10	0.25	0.31		0.33	0.36	0.37
Net realized and unrealized gains (losses) on investments	0.34	0.07	0.43		0.91	(0.42)	(0.08)
Total from Investment Activities	0.44	0.32	0.74		1.24	(0.06)	0.29
Distributions:
Net investment income	(0.10)	(0.26)	(0.31)		(0.33)	(0.36)	(0.37)
Net realized gains from investments	(0.21)	(0.20)	(0.17)		—	—	(0.04)
Total Distributions	(0.31)	(0.46)	(0.48)		(0.33)	(0.36)	(0.41)
Net Asset Value, End of Period	$11.51	$11.38	$11.52		$11.26	$10.35	$10.77
Total Return (excludes sales charge) (a)	3.91%	3.01%	6.75	%(b)	12.16%	(0.65)%	2.73	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$144,076	$147,447	$142,979		$111,094	$69,015	$70,612
Ratio of net expenses to average net assets (d)	0.98%	0.98%	0.99%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (d)	1.75%	2.27%	2.75%		3.06%	3.31%	3.39%
Ratio of gross expenses to average net assets (d) (e)	1.05%	1.05%	1.05%		1.03%	1.05%	1.04%
Ratio of net investment income to average net assets (d) (e)	1.68%	2.20%	2.69%		3.03%	3.26%	3.35%
Portfolio turnover (a)	41%	133%	74%		114%	230%	138%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
	(Unaudited)
Net Asset Value, Beginning of Period	$11.68	$12.00	$11.88		$11.18	$11.56	$11.69
Investment Activities:
Net investment income	0.14	0.32	0.37		0.39	0.41	0.42
Net realized and unrealized gains (losses) on investments	0.33	(0.16)	0.36		0.70	(0.38)	(0.11)
Total from Investment Activities	0.47	0.16	0.73		1.09	0.03	0.31
Distributions:
Net investment income	(0.14)	(0.33)	(0.38)		(0.39)	(0.41)	(0.41)
Net realized gains from investments	(0.11)	(0.15)	(0.23)		—	—	(0.03)
Total Distributions	(0.25)	(0.48)	(0.61)		(0.39)	(0.41)	(0.44)
Net Asset Value, End of Period	$11.90	$11.68	$12.00		$11.88	$11.18	$11.56
Total Return (excludes sales charge) (a)	4.01%	1.44%	6.29	%(b)	9.86%	0.17%	2.77	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$88,338	$97,000	$121,042		$118,595	$107,763	$111,055
Ratio of net expenses to average net assets (d)	1.05%	1.03%	1.01%		1.01%	1.01%	0.99%
Ratio of net investment income to average net assets (d)	2.32%	2.79%	3.09%		3.32%	3.49%	3.58%
Portfolio turnover (a)	23%	54%	53%		53%	86%	63%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.06% lower.

(c)  During the year ended October 31, 2007, Victory Capital Management Inc. ("VCM") paid the Fund monies pursuant to an agreement reached among the Fund, BISYS (effective August 1, 2007, BISYS' parent company, BISYS Group Inc., was acquired by Citibank N.A.) and VCM relating to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been made, the total return would have been 0.07% lower.

(d)  Annualized for periods less than one year.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (93.5%)
Australia (5.9%):
Financials (3.2%):
Australia & New Zealand Banking Group Ltd.	86,163	$2,138
Materials (2.7%):
BHP Billiton Ltd.	35,581	1,321
Rio Tinto Ltd.	6,338	437
		1,758
		3,896
Austria (1.0%):
Industrials (1.0%):
Andritz AG	12,190	638
Brazil (3.1%):
Financials (1.6%):
Banco do Estado do Rio Grande do Sul SA, Class B	62,000	535
Itau Unibanco Holding SA, Preferred ADR	32,046	503
		1,038
Materials (1.0%):
Vale SA, Sponsored ADR	29,183	648
Utilities (0.5%):
AES Tiete SA, Preferred	25,700	357
		2,043
Canada (1.0%):
Financials (0.5%):
Bank of Nova Scotia	5,875	326
Materials (0.5%):
Labrador Iron Ore Royalty Corp.	8,742	312
		638
Cayman Islands (3.5%):
Consumer Discretionary (0.6%):
MGM China Holdings Ltd.	226,800	419
Consumer Staples (1.8%):
Herbalife Ltd.	16,693	1,174
Information Technology (1.1%):
Tencent Holdings Ltd.	22,600	707
		2,300
China (1.1%):
Financials (1.1%):
Industrial & Commercial Bank of China Ltd., Class H	1,115,000	741

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Colombia (0.7%):
Financials (0.7%):
Bancolombia SA, Sponsored ADR	6,525	$443
Denmark (3.8%):
Health Care (3.8%):
Novo Nordisk A/S, Class B	17,231	2,537
Finland (2.0%):
Consumer Discretionary (0.6%):
Nokian Renkaat Oyj	8,039	381
Financials (0.6%):
Sampo Oyj	15,648	416
Industrials (0.8%):
Kone Oyj, Class B	8,831	547
		1,344
France (4.1%):
Consumer Discretionary (0.4%):
Valeo SA	6,077	299
Energy (2.3%):
Total SA	31,103	1,489
Financials (1.4%):
AXA SA (b)	29,770	421
BNP Paribas SA	12,424	499
		920
		2,708
Germany (6.0%):
Consumer Discretionary (2.4%):
Bayerische Motoren Werke AG	5,189	493
Continental AG	7,143	692
Daimler AG	7,136	395
		1,580
Financials (1.6%):
Allianz SE	9,543	1,063
Industrials (0.6%):
MTU Aero Engines Holding AG	4,603	388
Materials (1.4%):
BASF SE	7,887	650
Lanxess AG	3,226	257
		907
		3,938
Hong Kong (3.1%):
Energy (1.7%):
CNOOC Ltd.	518,000	1,098

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (1.4%):
AIA Group Ltd.	263,400	$932
		2,030
India (0.6%):
Financials (0.6%):
Punjab National Bank Ltd.	24,877	400
Indonesia (0.9%):
Financials (0.9%):
PT Bank Rakyat	797,000	576
Ireland (Republic of) (0.4%):
Energy (0.4%):
Dragon Oil PLC	25,842	246
Japan (13.0%):
Consumer Discretionary (1.6%):
Daihatsu Motor Co. Ltd.	33,000	623
Nissan Motor Co. Ltd.	41,300	428
		1,051
Financials (2.6%):
Daito Trust Construction Co. Ltd.	18,900	1,701
Health Care (1.4%):
Miraca Holdings, Inc.	23,500	924
Industrials (6.5%):
Hitachi Ltd.	297,000	1,892
ITOCHU Corp.	53,500	602
JGC Corp.	7,000	203
Komatsu Ltd.	24,100	697
Makita Corp.	10,100	387
Mitsubishi Corp.	22,600	489
		4,270
Information Technology (0.9%):
ITOCHU Techno-Solutions Corp.	13,600	619
		8,565
Jersey (1.5%):
Energy (1.5%):
Petrofac Ltd.	35,367	995
Netherlands (1.6%):
Financials (0.8%):
ING Groep NV (b)	77,245	544
Materials (0.8%):
LyondellBasell Industries NV, Class A	12,557	525
		1,069

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Norway (1.8%):
Energy (0.6%):
Aker Solutions ASA	22,843	$389
Materials (1.2%):
Yara International ASA	16,300	802
		1,191
Republic of Korea (South) (2.9%):
Consumer Discretionary (1.2%):
Kia Motors Corp.	10,830	796
Information Technology (1.7%):
Samsung Electronics Co. Ltd.	925	1,133
		1,929
Sweden (5.6%):
Consumer Discretionary (2.0%):
Electrolux AB, Series B	26,192	586
Volvo AB, B Shares	55,649	771
		1,357
Consumer Staples (1.1%):
Swedish Match AB	17,911	729
Financials (1.5%):
Nordea Bank AB	37,593	333
Svenska Handelsbanken AB, A Shares	19,550	634
		967
Telecommunication Services (1.0%):
Tele2 AB, B Shares	34,281	653
		3,706
Switzerland (5.4%):
Consumer Staples (1.9%):
Nestle SA	19,879	1,218
Financials (3.5%):
Partners Group Holding AG	4,332	825
Zurich Financial Services AG	6,144	1,504
		2,329
		3,547
Taiwan (0.4%):
Information Technology (0.4%):
HTC Corp.	20,000	301
Thailand (2.2%):
Consumer Discretionary (1.0%):
CP ALL Public Co. Ltd.	269,900	647

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (1.2%):
Charoen Pokphand Foods Public Co. Ltd.	646,300	$821
		1,468
United Kingdom (15.8%):
Consumer Discretionary (1.8%):
Compass Group PLC	113,202	1,183
Consumer Staples (1.2%):
British American Tobacco PLC	15,584	800
Energy (3.0%):
BP PLC	131,124	948
Royal Dutch Shell PLC	29,019	1,035
		1,983
Financials (2.2%):
Prudential PLC	68,941	843
Standard Chartered PLC	23,746	581
		1,424
Industrials (4.0%):
Aggreko PLC	11,973	437
AMEC PLC	47,461	877
Intertek Group PLC	19,319	788
Rolls-Royce Holdings PLC	38,368	513
		2,615
Information Technology (1.5%):
ARM Holdings PLC	72,119	611
Spectris PLC	13,621	417
		1,028
Telecommunication Services (2.1%):
Vodafone Group PLC	495,080	1,373
		10,406
United States (6.1%):
Consumer Discretionary (2.2%):
Autoliv, Inc.	6,963	437
Expedia, Inc.	13,143	560
TripAdvisor, Inc. (b)	12,746	478
		1,475
Consumer Staples (2.7%):
Nu Skin Enterprises, Inc., Class A	17,124	913
Philip Morris International, Inc.	9,994	894
		1,807
Health Care (1.2%):
Perrigo Co.	7,396	776
		4,058
Total Common Stocks (Cost $51,878)		61,713

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Exchange-Traded Funds (1.4%)
United States (1.4%):
iShares MSCI Canada Index Fund	15,080	$428
Vanguard MSCI Emerging Markets Fund	11,804	502
		930
Total Exchange-Traded Funds (Cost $886)		930
Cash Equivalents (3.7%)
United States (3.7%):
Citibank Money Market Deposit Account, 0.02% (c)	2,444,332	2,444
Total Cash Equivalents (Cost $2,444)		2,444
Total Investments (Cost $55,208) — 98.6%		65,087
Other assets in excess of liabilities — 1.4%		944
NET ASSETS — 100.0%		$66,031

(a)  All securities, except those traded on United States (including ADRs), Brazilian and Canadian exchanges, were fair valued at April 30, 2012.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/12.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Select Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.6%)
Australia (5.7%):
Financials (3.5%):
Australia & New Zealand Banking Group Ltd.	89,131	$2,212
Materials (2.2%):
BHP Billiton Ltd.	37,432	1,389
		3,601
Austria (1.5%):
Industrials (1.5%):
Andritz AG	17,998	942
Brazil (3.3%):
Financials (1.5%):
Itau Unibanco Holding SA, Preferred ADR	61,993	973
Materials (1.8%):
Vale SA, Sponsored ADR	51,545	1,144
		2,117
Cayman Islands (4.1%):
Consumer Staples (2.1%):
Herbalife Ltd.	19,674	1,384
Information Technology (2.0%):
Tencent Holdings Ltd.	40,200	1,258
		2,642
China (1.1%):
Financials (1.1%):
Industrial & Commercial Bank of China Ltd., Class H	1,082,000	719
Denmark (4.2%):
Health Care (4.2%):
Novo Nordisk A/S, Class B	18,069	2,661
France (3.4%):
Energy (2.1%):
Total SA	28,118	1,346
Financials (1.3%):
AXA SA (b)	56,036	793
		2,139
Germany (5.3%):
Consumer Discretionary (1.8%):
Continental AG	11,997	1,162
Financials (1.8%):
Allianz SE	10,625	1,184

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (1.7%):
BASF SE	12,854	$1,059
		3,405
Hong Kong (4.3%):
Energy (2.5%):
CNOOC Ltd.	744,000	1,577
Financials (1.8%):
AIA Group Ltd.	327,000	1,158
		2,735
Indonesia (1.6%):
Financials (1.6%):
PT Bank Rakyat	1,441,500	1,042
Japan (12.0%):
Financials (2.6%):
Daito Trust Construction Co. Ltd.	18,500	1,665
Health Care (1.8%):
Miraca Holdings, Inc.	28,333	1,114
Industrials (6.6%):
Hitachi Ltd.	414,000	2,638
Komatsu Ltd.	33,900	981
Makita Corp.	14,900	570
		4,189
Information Technology (1.0%):
ITOCHU Techno-Solutions Corp.	14,600	665
		7,633
Jersey (2.5%):
Energy (2.5%):
Petrofac Ltd.	55,442	1,560
Netherlands (1.7%):
Materials (1.7%):
LyondellBasell Industries NV, Class A	25,330	1,058
Norway (1.9%):
Materials (1.9%):
Yara International ASA	24,237	1,192
Republic of Korea (South) (4.4%):
Consumer Discretionary (1.7%):
Kia Motors Corp.	14,590	1,072
Information Technology (2.7%):
Samsung Electronics Co. Ltd.	1,394	1,707
		2,779

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Sweden (9.2%):
Consumer Discretionary (4.0%):
Electrolux AB, Series B	55,072	$1,231
Volvo AB, B Shares	94,219	1,306
		2,537
Consumer Staples (1.7%):
Swedish Match AB	27,248	1,109
Financials (2.0%):
Svenska Handelsbanken AB, A Shares	38,234	1,240
Telecommunication Services (1.5%):
Tele2 AB, B Shares	50,811	968
		5,854
Switzerland (6.2%):
Consumer Staples (2.1%):
Nestle SA	22,115	1,355
Financials (4.1%):
Partners Group Holding AG	5,254	1,000
Zurich Financial Services AG	6,528	1,598
		2,598
		3,953
Taiwan (0.7%):
Information Technology (0.7%):
HTC Corp.	29,000	436
Thailand (1.9%):
Consumer Staples (1.9%):
Charoen Pokphand Foods Public Co. Ltd.	965,200	1,240
United Kingdom (15.6%):
Consumer Discretionary (2.4%):
Compass Group PLC	150,399	1,572
Energy (2.0%):
BP PLC	174,118	1,259
Financials (3.2%):
Prudential PLC	102,304	1,252
Standard Chartered PLC	33,110	809
		2,061
Industrials (4.6%):
AMEC PLC	85,425	1,578
Intertek Group PLC	32,731	1,335
		2,913
Information Technology (1.4%):
ARM Holdings PLC	103,627	878

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (2.0%):
Vodafone Group PLC	455,508	$1,263
		9,946
United States (6.0%):
Consumer Staples (4.2%):
Nu Skin Enterprises, Inc., Class A	27,314	1,456
Philip Morris International, Inc.	13,898	1,244
		2,700
Health Care (1.8%):
Perrigo Co.	10,960	1,150
		3,850
Total Common Stocks (Cost $52,518)		61,504
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI Canada Index Fund	22,545	640
Total Exchange-Traded Funds (Cost $628)		640
Cash Equivalents (2.4%)
United States (2.4%):
Citibank Money Market Deposit Account, 0.02%, (c)	1,532,468	1,532
Total Cash Equivalents (Cost $1,532)		1,532
Total Investments (Cost $54,678) — 100.0%		63,676
Liabilities in excess of other assets — (0.0)%		(3)
NET ASSETS — 100.0%		$63,673

(a)  All securities, except those traded on United States (including ADRs) and Netherlands exchanges, were fair valued at April 30, 2012.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/12.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Global Equity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.1%)
Australia (2.6%):
Financials (1.0%):
Australia & New Zealand Banking Group Ltd.	2,808	$70
Materials (1.6%):
BHP Billiton Ltd.	3,156	117
		187
Austria (0.5%):
Industrials (0.5%):
Andritz AG	644	34
Brazil (2.2%):
Financials (1.4%):
Itau Unibanco Holding SA, Preferred ADR	2,945	46
Banco do Estado do Rio Grande do Sul SA, Class B	6,767	59
		105
Materials (0.3%):
Vale SA, Sponsored ADR	927	21
Utilities (0.5%):
AES Tiete SA, Preferred	2,400	33
		159
Canada (1.2%):
Financials (0.8%):
Bank of Nova Scotia	1,058	59
Materials (0.4%):
Labrador Iron Ore Royalty Corp.	836	30
		89
Cayman Islands (2.4%):
Consumer Staples (1.6%):
Herbalife Ltd.	1,641	116
Information Technology (0.8%):
Tencent Holdings Ltd.	1,800	56
		172
China (0.6%):
Financials (0.6%):
Industrial & Commercial Bank of China Ltd., Class H	62,000	41
Colombia (0.4%):
Financials (0.4%):
Bancolombia SA, Sponsored ADR	435	30
Denmark (2.8%):
Health Care (2.8%):
Novo Nordisk A/S, Class B	1,366	201

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Finland (1.0%):
Consumer Discretionary (0.5%):
Nokian Renkaat Oyj	658	$31
Industrials (0.5%):
Kone Oyj, Class B	599	37
		68
France (1.5%):
Energy (0.9%):
Total SA	1,456	70
Financials (0.6%):
BNP Paribas SA	1,021	41
		111
Germany (3.4%):
Consumer Discretionary (1.5%):
Bayerische Motoren Werke AG	338	32
Continental AG	457	44
Daimler AG	562	31
		107
Financials (0.6%):
Allianz SE	409	46
Industrials (0.5%):
MTU Aero Engines Holding AG	380	32
Materials (0.8%):
BASF SE	351	29
Lanxess AG	343	27
		56
		241
Hong Kong (2.1%):
Energy (1.5%):
CNOOC Ltd.	49,000	104
Financials (0.6%):
AIA Group Ltd.	12,600	44
		148
Indonesia (0.9%):
Financials (0.9%):
PT Bank Rakyat	90,000	65
Ireland (Republic of) (0.4%):
Energy (0.4%):
Dragon Oil PLC	2,761	26
Japan (5.7%):
Financials (1.1%):
Daito Trust Construction Co. Ltd.	900	81

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.9%):
Miraca Holdings, Inc.	1,700	$67
Industrials (3.1%):
Hitachi Ltd.	29,000	185
Komatsu Ltd.	1,200	34
		219
Information Technology (0.6%):
ITOCHU Techno-Solutions Corp.	900	41
		408
Jersey (0.9%):
Energy (0.9%):
Petrofac Ltd.	2,362	66
Netherlands (0.9%):
Financials (0.3%):
ING Groep NV (b)	3,530	25
Materials (0.6%):
LyondellBasell Industries NV, Class A	1,015	42
		67
Norway (0.3%):
Energy (0.3%):
Aker Solutions ASA	1,436	25
Republic of Korea (South) (2.3%):
Consumer Discretionary (1.1%):
Kia Motors Corp.	1,070	79
Information Technology (1.2%):
Samsung Electronics Co. Ltd.	72	88
		167
Singapore (0.5%):
Information Technology (0.5%):
Avago Technologies Ltd.	1,083	37
Sweden (3.3%):
Consumer Discretionary (1.2%):
Electrolux AB, Series B	1,639	37
Volvo AB, B Shares	3,424	47
		84
Consumer Staples (0.9%):
Swedish Match AB	1,560	64
Financials (0.5%):
Svenska Handelsbanken AB, A Shares	1,081	35
Telecommunication Services (0.7%):
Tele2 AB, B Shares	2,843	54
		237

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Switzerland (2.8%):
Consumer Staples (1.1%):
Nestle SA	1,275	$78
Financials (1.7%):
Zurich Financial Services AG	490	120
		198
Taiwan (0.2%):
Information Technology (0.2%):
HTC Corp.	1,000	15
Thailand (1.6%):
Consumer Discretionary (0.6%):
CP ALL Public Co. Ltd.	18,500	44
Consumer Staples (1.0%):
Charoen Pokphand Foods Public Co. Ltd.	58,100	73
		117
United Kingdom (8.5%):
Consumer Discretionary (1.4%):
Compass Group PLC	9,236	97
Consumer Staples (0.6%):
British American Tobacco PLC	867	44
Energy (0.9%):
BP PLC	9,432	68
Financials (0.9%):
Prudential PLC	2,685	33
Standard Chartered PLC	1,327	32
		65
Industrials (2.6%):
Aggreko PLC	1,132	41
AMEC PLC	2,142	40
Intertek Group PLC	1,524	62
Rolls-Royce Holdings PLC	3,429	46
		189
Information Technology (1.2%):
ARM Holdings PLC	6,685	57
Spectris PLC	1,011	31
		88
Telecommunication Services (0.9%):
Vodafone Group PLC	22,321	62
		613

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
United States (49.1%):
Consumer Discretionary (13.3%):
Advance Auto Parts, Inc.	996	$91
Autoliv, Inc.	542	34
Coach, Inc.	1,081	79
Dollar Tree, Inc. (b)	773	79
Expedia, Inc.	791	34
Limited Brands, Inc.	1,417	70
Marriott International, Inc., Class A	1,015	40
McDonald's Corp.	599	58
Priceline.com, Inc. (b)	48	36
Staples, Inc.	2,710	42
Target Corp.	1,055	61
TJX Cos., Inc.	956	40
Tractor Supply Co.	250	25
TripAdvisor, Inc. (b)	1,369	51
Viacom, Inc., Class B	1,072	50
Weight Watchers International, Inc.	723	55
Yum! Brands, Inc.	1,548	113
		958
Consumer Staples (3.4%):
Nu Skin Enterprises, Inc., Class A	1,646	88
Philip Morris International, Inc.	1,743	156
		244
Energy (4.4%):
Apache Corp.	1,157	111
Chevron Corp.	1,308	139
Exxon Mobil Corp.	795	69
		319
Financials (5.2%):
Ameriprise Financial, Inc.	595	32
Comerica, Inc.	1,970	63
Discover Financial Services	1,913	65
Fifth Third Bancorp	3,686	53
Huntington Bancshares, Inc.	7,510	50
PNC Financial Services Group, Inc.	800	53
U.S. Bancorp	1,773	57
		373
Health Care (5.4%):
Express Scripts Holding Co. (b)	1,298	72
Humana, Inc.	976	79
Laboratory Corp. of America Holdings (b)	673	59
McKesson Corp.	576	53
Perrigo Co.	820	86
UnitedHealth Group, Inc.	643	36
		385

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2012

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (3.8%):
AGCO Corp. (b)	1,109	$52
Cummins, Inc.	474	55
MRC Global, Inc. (b)	3,500	68
Rexnord Corp. (b)	3,166	70
United Parcel Service, Inc., Class B	354	28
		273
Information Technology (12.0%):
Adobe Systems, Inc. (b)	1,556	52
Apple, Inc. (b)	343	200
Cisco Systems, Inc.	2,529	51
EMC Corp. (b)	1,552	44
Google, Inc., Class A (b)	61	37
International Business Machines Corp.	878	182
MasterCard, Inc., Class A	85	39
Oracle Corp.	1,220	36
Splunk Inc. (b)	778	26
Teradata Corp. (b)	1,581	110
Vantiv, Inc., Class A (b)	3,738	84
		861
Materials (1.6%):
CF Industries Holdings, Inc.	400	77
Freeport-McMoRan Copper & Gold, Inc.	975	37
		114
		3,527
Total Common Stocks (Cost $5,834)		7,049
Cash Equivalents (1.3%)
United States (1.3%):
Citibank Money Market Deposit Account, 0.02% (c)	90,716	91
Total Cash Equivalents (Cost $91)		91
Total Investments (Cost $5,925) — 99.4%		7,140
Other assets in excess of liabilities — 0.6%		43
NET ASSETS — 100.0%		$7,183

(a)  All securities, except those traded on United States (including ADRs), Brazilian, Canadian, Colombian and Singapore exchanges, were fair valued at April 30, 2012.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/12.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2012

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	International Fund		International Select Fund		Global Equity Fund
ASSETS:
Investments, at value (Cost $55,208, $54,678, $5,925)	$65,087		$63,676		$7,140
Foreign currency, at value (Cost $112, $112, $4)	113		113		4
Dividends receivable	248		203		14
Receivable for capital shares issued	—		—		1
Receivable for investments sold	1,029		441		18
Reclaims receivable	63		57		3
Receivable from Adviser	5		4		6
Prepaid expenses	23		48		25
Total Assets	66,568		64,542		7,211
LIABILITIES:
Payable for investments purchased	467		807		18
Unrealized depreciation on spot currency contracts	1		—	(a)	—
Accrued expenses and other payables:
Investment advisory fees	43		41		5
Administration fees	5		5		1
Custodian fees	6		5		1
Transfer agent fees	2		2		—	(a)
Shareholder servicing fees	—	(a)	—	(a)	1
12b-1 fees	1		1		2
Other accrued expenses	12		8		—	(a)
Total Liabilities	537		869		28
NET ASSETS:
Capital	55,516		53,860		5,980
Accumulated undistributed net investment income	539		477		25
Accumulated net realized gains (losses) from investments and foreign currency transactions	91		334		(37)
Net unrealized appreciation on investments and foreign currency transactions	9,885		9,002		1,215
Net Assets	$66,031		$63,673		$7,183
Net Assets
Class A Shares	$386		$575		$2,719
Class C Shares	639		631		2,046
Class I Shares	63,981		61,438		2,418
Class Y Shares	1,025		1,029		—
Total	$66,031		$63,673		$7,183
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	30		45		227
Class C Shares	48		49		171
Class I Shares	4,779		4,731		201
Class Y Shares	77		80		—
Total	4,934		4,905		599
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$13.27		$12.88		$11.99
Class C Shares (c)	$13.19		$12.76		$11.95
Class I Shares	$13.39		$12.99		$12.01
Class Y Shares	$13.27		$12.88		—
Maximum sales charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.08		$13.67		$12.72

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2012

(Amounts in Thousands)  (Unaudited)

	International Fund	International Select Fund	Global Equity Fund
Investment Income:
Dividend income	$1,300	$1,248	$95
Foreign tax withholding	(112)	(110)	(6)
Total Income	1,188	1,138	89
Expenses:
Investment advisory fees	260	251	27
Administration fees	42	40	12
Shareholder servicing fees — Class A Shares	2	1	3
12b-1 fees — Class C Shares	3	3	9
Custodian fees	11	7	6
Transfer agent fees	6	6	1
Transfer agent fees — Class I Shares	3	3	—	(a)
Trustees' fees	4	4	—	(a)
Chief Compliance Officer fees	1	— (a)	—	(a)
Legal and audit fees	8	8	1
State registration and filing fees	22	23	18
Other expenses	11	5	5
Total Expenses	373	351	82
Expenses waived/reimbursed by Adviser	(19)	(14)	(32)
Net Expenses	354	337	50
Net Investment Income	834	801	39
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Transactions:
Net realized gains from investment transactions	667	855	84
Net realized losses from foreign currency transactions	(26)	(33)	(2)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,261	4,657	703
Net realized/unrealized gains from investments and foreign currency transactions	4,902	5,479	785
Change in net assets resulting from operations	$5,736	$6,280	$824

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$834	$1,144	$801	$988	$39	$41
Net realized gains from investment transactions and foreign currency transactions	641	3,307	822	3,517	82	39
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,261	(8,835)	4,657	(10,487)	703	(102)
Change in net assets resulting from operations	5,736	(4,384)	6,280	(5,982)	824	(22)
Distributions to Shareholders:
From net investment income:
Class A Shares	(48)	(12)	(9)	(3)	(25)	(40)
Class C Shares	(7)	— (a)	(5)	—	(5)	(29)
Class I Shares	(1,342)	(572)	(1,214)	(444)	(27)	(43)
From net realized gains:
Class A Shares	(142)	(98)	(34)	(33)	—	—
Class C Shares	(33)	(38)	(37)	(33)	—	—
Class I Shares	(3,498)	(3,775)	(3,829)	(3,166)	—	—
Change in net assets resulting from distributions to shareholders	(5,070)	(4,495)	(5,128)	(3,679)	(57)	(112)
Change in net assets from capital transactions	(468)	8,860	(48)	7,599	81	956
Change in net assets	198	(19)	1,104	(2,062)	848	822
Net Assets:
Beginning of period	65,833	65,852	62,569	64,631	6,335	5,513
End of period	$66,031	$65,833	$63,673	$62,569	$7,183	$6,335
Accumulated undistributed net investment income	$539	$1,102	$477	$904	$25	$43

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,212	$1,248	$—	$178	$—		$574
Dividends reinvested	190	110	43	36	25		40
Cost of shares redeemed	(3,431)	(292)	(11)	(108)	(6)		(13)
Total Class A Shares	$(2,029)	$1,066	$32	$106	$19		$601
Class C Shares
Proceeds from shares issued	$7	$5	$—	$—	$12		$4
Dividends reinvested	40	38	42	33	5		29
Cost of shares redeemed	—	(2)	—	—	—		—
Total Class C Shares	$47	$41	$42	$33	$17		$33
Class I Shares
Proceeds from shares issued	$3,000	$5,248	$15	$5,313	$20		$279
Dividends reinvested	4,838	4,347	5,043	3,610	27		43
Cost of shares redeemed	(7,324)	(1,842)	(6,180)	(1,463)	(2)		—
Total Class I Shares	$514	$7,753	$(1,122)	$7,460	$45		$322
Class Y Shares (a)
Proceeds from shares issued	$1,000	—	$1,000	—	—		—
Total Class Y Shares	$1,000	—	$1,000	—	—		—
Change in net assets from capital transactions	$(468)	$8,860	$(48)	$7,599	$81		$956
Share Transactions:
Class A Shares
Issued	98	90	—	12	—		55
Reinvested	16	8	4	3	2		3
Redeemed	(264)	(20)	(1)	(8)	—	(b)	(1)
Total Class A Shares	(150)	78	3	7	2		57
Class C Shares
Issued	1	— (b)	—	—	1		— (b)
Reinvested	3	2	3	3	—	(b)	3
Total Class C Shares	4	2	3	3	1		3
Class I Shares
Issued	228	366	1	380	2		24
Reinvested	407	293	441	247	2		4
Redeemed	(561)	(121)	(484)	(98)	—	(b)	—
Total Class I Shares	74	538	(42)	529	4		28
Class Y Shares (a)
Issued	77	—	80	—	—		—
Total Class Y Shares	77	—	80	—	—		—
Change in Shares	5	618	44	539	7		88

(a)  Class Y Shares of International Fund and International Select Fund commenced operations on March 7, 2012.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.24	$15.17	$13.39	$10.00
Investment Activities:
Net investment income	0.07	0.17	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.98	(1.07)	2.09	3.30
Total from Investment Activities	1.05	(0.90)	2.18	3.39
Distributions:
Net investment income	(0.26)	(0.11)	(0.11)	—
Net realized gains from investments	(0.76)	(0.92)	(0.29)	—
Total Distributions	(1.02)	(1.03)	(0.40)	—
Net Asset Value, End of Period	$13.27	$13.24	$15.17	$13.39
Total Return (excludes sales charge) (b)	8.85%	(6.62)%	16.65%	33.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$386	$2,380	$1,546	$626
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	1.24%	1.45%	0.66%	1.01%
Ratio of gross expenses to average net assets (c) (d)	2.92%	1.90%	2.69%	5.11%
Ratio of net investment income to average net assets (c) (d)	(0.28)%	0.95%	(0.63)%	(2.70)%
Portfolio turnover (b) (e)	45%	102%	120%	155%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.10	$15.02	$13.30	$10.00
Investment Activities:
Net investment income	0.09	0.09	0.02	0.05
Net realized and unrealized gains (losses) on investments	0.91	(1.09)	2.04	3.25
Total from Investment Activities	1.00	(1.00)	2.06	3.30
Distributions:
Net investment income	(0.15)	— (b)	(0.05)	—
Net realized gains from investments	(0.76)	(0.92)	(0.29)	—
Total Distributions	(0.91)	(0.92)	(0.34)	—
Net Asset Value, End of Period	$13.19	$13.10	$15.02	$13.30
Total Return (excludes contingent deferred sales charge) (c)	8.41%	(7.34)%	15.75%	33.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$639	$582	$626	$536
Ratio of net expenses to average net assets (d)	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income to average net assets (d)	1.56%	0.64%	0.10%	0.44%
Ratio of gross expenses to average net assets (d) (e)	4.17%	3.75%	4.26%	6.08%
Ratio of net investment income to average net assets (d) (e)	(0.46)%	(0.96)%	(2.01)%	(3.49)%
Portfolio turnover (c) (f)	45%	102%	120%	155%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	International Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.36	$15.28	$13.42	$10.00
Investment Activities:
Net investment income	0.18	0.25	0.15	0.15
Net realized and unrealized gains (losses) on investments	0.90	(1.11)	2.08	3.27
Total from Investment Activities	1.08	(0.86)	2.23	3.42
Distributions:
Net investment income	(0.29)	(0.14)	(0.08)	—
Net realized gains from investments	(0.76)	(0.92)	(0.29)	—
Total Distributions	(1.05)	(1.06)	(0.37)	—
Net Asset Value, End of Period	$13.39	$13.36	$15.28	$13.42
Total Return (b)	9.04%	(6.36)%	16.98%	34.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$63,981	$62,871	$63,680	$53,823
Ratio of net expenses to average net assets (c)	1.07%	1.10%	1.13%	1.15%
Ratio of net investment income to average net assets (c)	2.60%	1.69%	1.13%	1.65%
Ratio of gross expenses to average net assets (c) (d)	1.07%	1.10%	1.13%	1.28%
Ratio of net investment income to average net assets (c) (d)	2.60%	1.69%	1.13%	1.52%
Portfolio turnover (b) (e)	45%	102%	120%	155%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

International Fund
Class Y Shares
Period Ended April 30, 2012(a)
(Unaudited)
Net Asset Value, Beginning of Period	$12.95
Investment Activities:
Net investment income	0.10
Net realized and unrealized gains on investments	0.22
Total from Investment Activities	0.32
Net Asset Value, End of Period	$13.27
Total Return (b)	2.47%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,025
Ratio of net expenses to average net assets (c)	1.13%
Ratio of net investment income to average net assets (c)	5.15%
Ratio of gross expenses to average net assets (c) (d)	2.27%
Ratio of net investment income to average net assets (c) (d)	4.01%
Portfolio turnover (b) (e)	45%

(a)  Class Y Shares commenced operations on March 7, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.75	$14.83	$13.15	$10.00
Investment Activities:
Net investment income	0.14	0.15	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.00	(1.40)	2.14	3.06
Total from Investment Activities	1.14	(1.25)	2.24	3.15
Distributions:
Net investment income	(0.21)	(0.08)	(0.07)	—
Net realized gains from investments	(0.80)	(0.75)	(0.49)	—
Total Distributions	(1.01)	(0.83)	(0.56)	—
Net Asset Value, End of Period	$12.88	$12.75	$14.83	$13.15
Total Return (excludes sales charge) (b)	10.00%	(9.12)%	17.58%	31.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$575	$535	$523	$427
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	2.28%	1.17%	0.73%	0.88%
Ratio of gross expenses to average net assets (c) (d)	3.62%	3.05%	3.98%	5.79%
Ratio of net investment income to average net assets (c) (d)	0.06%	(0.48)%	(1.85)%	(3.51)%
Portfolio turnover (b) (e)	49%	127%	130%	213%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.59	$14.69	$13.06	$10.00
Investment Activities:
Net investment income	0.08	0.06	—	0.01
Net realized and unrealized gains (losses) on investments	1.00	(1.41)	2.12	3.05
Total from Investment Activities	1.08	(1.35)	2.12	3.06
Distributions:
Net investment income	(0.11)	—	—	—
Net realized gains from investments	(0.80)	(0.75)	(0.49)	—
Total Distributions	(0.91)	(0.75)	(0.49)	—
Net Asset Value, End of Period	$12.76	$12.59	$14.69	$13.06
Total Return (excludes contingent deferred sales charge) (b)	9.55%	(9.83)%	16.68%	30.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$631	$575	$638	$522
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income to average net assets (c)	1.53%	0.42%	(0.01)%	0.11%
Ratio of gross expenses to average net assets (c) (d)	4.17%	3.72%	4.17%	6.04%
Ratio of net investment income to average net assets (c) (d)	(0.49)%	(1.15)%	(2.03)%	(3.78)%
Portfolio turnover (b) (e)	49%	127%	130%	213%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	International Select Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.88	$14.96	$13.18	$10.00
Investment Activities:
Net investment income	0.16	0.22	0.13	0.12
Net realized and unrealized gains (losses) on investments	1.00	(1.44)	2.16	3.06
Total from Investment Activities	1.16	(1.22)	2.29	3.18
Distributions:
Net investment income	(0.25)	(0.11)	(0.02)	—
Net realized gains from investments	(0.80)	(0.75)	(0.49)	—
Total Distributions	(1.05)	(0.86)	(0.51)	—
Net Asset Value, End of Period	$12.99	$12.88	$14.96	$13.18
Total Return (b)	10.16%	(8.85)%	17.91%	31.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$61,438	$61,459	$63,470	$53,810
Ratio of net expenses to average net assets (c)	1.06%	1.08%	1.11%	1.15%
Ratio of net investment income to average net assets (c)	2.55%	1.50%	1.03%	1.31%
Ratio of gross expenses to average net assets (c) (d)	1.06%	1.08%	1.11%	1.25%
Ratio of net investment income to average net assets (c) (d)	2.55%	1.50%	1.03%	1.21%
Portfolio turnover (b) (e)	49%	127%	130%	213%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

International Select Fund
Class Y Shares
Period Ended April 30, 2012(a)
(Unaudited)
Net Asset Value, Beginning of Period	$12.77
Investment Activities:
Net investment income	0.10
Net realized and unrealized gains on investments	0.01
Total from Investment Activities	0.11
Net Asset Value, End of Period	$12.88
Total Return (b)	2.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,029
Ratio of net expenses to average net assets (c)	1.13%
Ratio of net investment income to average net assets (c)	5.06%
Ratio of gross expenses to average net assets (c) (d)	2.25%
Ratio of net investment income to average net assets (c) (d)	3.94%
Portfolio turnover (b) (e)	49%

(a)  Class Y Shares commenced operations on March 7, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class A Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.72	$10.97	$10.00
Investment Activities:
Net investment income	0.07	0.08	0.03
Net realized and unrealized gains (losses) on investments	1.31	(0.09)	0.94
Total from Investment Activities	1.38	(0.01)	0.97
Distributions:
Net investment income	(0.11)	(0.24)	—
Total Distributions	(0.11)	(0.24)	—
Net Asset Value, End of Period	$11.99	$10.72	$10.97
Total Return (excludes sales charge) (b)	13.00%	(0.24)%	9.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,719	$2,410	$1,840
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.39%
Ratio of net investment income to average net assets (c)	1.29%	0.85%	0.43%
Ratio of gross expenses to average net assets (c) (d)	2.28%	2.70%	5.81%
Ratio of net investment income to average net assets (c) (d)	0.41%	(0.45)%	(3.99)%
Portfolio turnover (b) (e)	45%	87%	80%

(a)  Class A Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class C Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.64	$10.92	$10.00
Investment Activities:
Net investment income (loss)	0.03	0.02	(0.02)
Net realized and unrealized gains (losses) on investments	1.31	(0.12)	0.94
Total from Investment Activities	1.34	(0.10)	0.92
Distributions:
Net investment income	(0.03)	(0.18)	—
Total Distributions	(0.03)	(0.18)	—
Net Asset Value, End of Period	$11.95	$10.64	$10.92
Total Return (excludes contingent deferred sales charge) (b)	12.63%	(1.04)%	9.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,046	$1,805	$1,819
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets (c)	0.54%	0.11%	(0.32)%
Ratio of gross expenses to average net assets (c) (d)	3.10%	3.39%	6.56%
Ratio of net investment income (loss) to average net assets (c) (d)	(0.41)%	(1.13)%	(4.74)%
Portfolio turnover (b) (e)	45%	87%	80%

(a)  Class C Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

(For a Share Outstanding Throughout Each Period)

	Global Equity Fund
	Class I Shares
	Six Months Ended April 30, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.74	$10.98	$10.00
Investment Activities:
Net investment income	0.09	0.13	0.04
Net realized and unrealized gains (losses) on investments	1.32	(0.11)	0.94
Total from Investment Activities	1.41	0.02	0.98
Distributions:
Net investment income	(0.14)	(0.26)	—
Total Distributions	(0.14)	(0.26)	—
Net Asset Value, End of Period	$12.01	$10.74	$10.98
Total Return (b)	13.26%	0.03%	9.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,418	$2,120	$1,854
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.14%
Ratio of net investment income to average net assets (c)	1.54%	1.10%	0.68%
Ratio of gross expenses to average net assets (c) (d)	2.19%	2.51%	5.10%
Ratio of net investment income to average net assets (c) (d)	0.50%	(0.26)%	(3.28)%
Portfolio turnover (b) (e)	45%	87%	80%

(a)  Class I Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Notes to Financial Statements

The Victory Portfolios  April 30, 2012

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2012, the Trust offered shares of 16 funds. The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
Value Fund	Classes A, C, R and I
Stock Index Fund	Classes A and R
Established Value Fund	Classes A, R, I and Y
Special Value Fund	Classes A, C, R, I and Y
Small Company Opportunity Fund	Classes A, R, I and Y
Large Cap Growth Fund	Classes A, C, R, I and Y
Balanced Fund	Classes A, C, R and I
Investment Grade Convertible Fund	Classes A and I
Core Bond Index Fund	Classes A and I
Fund for Income	Classes A, C, R, I and Y
National Municipal Bond Fund	Class A and Y
Ohio Municipal Bond Fund	Class A
International Fund	Classes A, C, I and Y
International Select Fund	Classes A, C, I and Y
Global Equity Fund	Classes A, C and I

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. As of April 30, 2012, the Class Y Shares of Established Value Fund, Special Value Fund, Small Company Growth Fund, Large Cap Growth Fund, Fund for Income and National Municipal Bond Fund had not commenced operations.

The Value Fund and Special Value Fund seek to provide long-term growth of capital and dividend income. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The International Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund and the International Select Fund seek to provide capital appreciation. The Global Equity Fund seeks to provide long-term growth and capital appreciation. The Large Cap Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Core Bond Index Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2012

(Unaudited)

general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2012

(Unaudited)

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The International Fund, International Select Fund and Global Equity Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the six months ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs	Total
Fund	Investments in Securities	Other Financial Investments*	Investments in Securities	Investments in Securities	Other Financial Investments*
Value Fund
Commercial Paper	$—	$—	$2,157	$2,157	$—
Common Stocks	89,851	—	—	89,851	—
Exchange-Traded Funds	109	—	—	109	—
Investment Companies	4,140	—	—	4,140	—
Total	94,100	—	2,157	96,257	—
Stock Index Fund
Commercial Paper	—	—	2,215	2,215	—
Common Stocks	36,363	—	—	36,363	—
Investment Companies	1,621	—	—	1,621	—
Futures Contracts	—	43	—	—	43
Total	37,984	43	2,215	40,199	43
Established Value Fund
Commercial Paper	—	—	67,758	67,758	—
Common Stocks	1,038,527	—	—	1,038,527	—
Exchange-Traded Funds	15,774	—	—	15,774	—
Total	1,054,301	—	67,758	1,122,059	—
Special Value Fund
Commercial Paper	—	—	11,548	11,548	—
Common Stocks	527,675	—	—	527,675	—
Total	527,675	—	11,548	539,223	—
Small Company Opportunity Fund
Commercial Paper	—	—	59,870	59,870	—
Common Stocks	986,053	—	—	986,053	—
Exchange-Traded Funds	10,779	—	—	10,779	—
Total	996,832	—	59,870	1,056,702	—
Large Cap Growth Fund
Commercial Paper	—	—	5,504	5,504	—
Common Stocks	168,214	—	—	168,214	—
Total	168,214	—	5,504	173,718	—

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2012

(Unaudited)

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs	Total
Fund	Investments in Securities		Other Financial Investments*	Investments in Securities	Investments in Securities	Other Financial Investments*
Balanced Fund
Collateralized Mortgage Obligations	$—		$—	$179	$179	$—
Common Stocks	12,949		—	—	12,949	—
Corporate Bonds	—		—	1,565	1,565	—
Municipal Bonds	—		—	29	29	—
U.S. Government Agency Securities	—		—	378	378	—
U.S. Government Mortgage Backed Agencies	—		—	1,952	1,952	—
U.S. Treasury Obligations	—		—	3,082	3,082	—
Total	12,949		—	7,185	20,134	—
Investment Grade Convertible Fund
Commercial Paper	—		—	386	386	—
Convertible Corporate Bonds	—		—	20,339	20,339	—
Convertible Preferred Stocks	3,736		—	2,322 (a)	6,058	—
Total	3,736		—	23,047	26,783	—
Core Bond Index Fund
Collateralized Mortgage Obligations	—		—	960	960	—
Corporate Bonds	—		—	9,110	9,110	—
Municipal Bonds	—		—	152	152	—
U.S. Government Agency Securities	—		—	2,164	2,164	—
U.S. Government Mortgage Backed Agencies	—		—	10,974	10,974	—
U.S. Treasury Obligations	—		—	13,948	13,948	—
Total	—		—	37,308	37,308	—
Fund for Income
Government National Mortgage Association	—		—	854,475	854,475	—
U.S. Treasury Obligations	—		—	474,349	474,349	—
Investment Companies	—		—	19	19	—
Total	—		—	1,328,843	1,328,843	—
National Municipal Bond Fund
Municipal Bonds	—		—	141,172	141,172	—
Investment Companies	—		—	4,949	4,949	—
Total	—		—	146,121	146,121	—
Ohio Municipal Bond Fund
Municipal Bonds	—		—	86,604	86,604	—
Investment Companies	—		—	2,539	2,539	—
Total	—		—	89,143	89,143	—
International Fund
Common Stocks	8,881	(b)	—	52,832	61,713	—
Exchange-Traded Funds	930		—	—	930	—
Cash Equivalents	—		—	2,444	2,444	—
Total	9,811		—	55,276	65,087	—

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2012

(Unaudited)

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs	Total
Fund	Investments in Securities		Other Financial Investments*	Investments in Securities	Investments in Securities	Other Financial Investments*
International Select Fund
Common Stocks	$8,409	(c)	$—	$53,095	$61,504	$—
Exchange-Traded Funds	640		—	—	640	—
Cash Equivalents	—		—	1,532	1,532	—
Total	9,049		—	54,627	63,676	—
Global Equity Fund
Common Stocks	4,000	(d)	—	3,049	7,049	—
Cash Equivalents	—		—	91	91	—
Total	4,000		—	3,140	7,140	—

*  Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(a)  Consists of the holdings: Aspen Insurance Holdings Ltd. Series AHL, Newell Financial Trust I and Wells Fargo & Co., Series L, Class A listed under Financials.

(b)  Consists of the holdings: Herbalife Ltd. listed under Cayman Islands; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Colombia and United States.

(c)  Consists of the holdings: Herbalife Ltd. listed under Cayman Islands; all securities listed under Brazil, Netherlands and United States.

(d)  Consists of the holdings: Herbalife Ltd. listed under Cayman Islands; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Colombia, Singapore and United States.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments,

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2012

(Unaudited)

including positions in futures contracts and forward currency contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund's net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The International Fund, International Select Fund and Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund and Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of April 30, 2012, the Funds had no open forward foreign currency contracts.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Large Cap Growth Fund and Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2012

(Unaudited)

market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Fair Values of Derivative Instruments on the Funds' Statements of Assets and Liabilities as of April 30, 2012 (in thousands):

Liabilities
Fund	Payable for Variation Margin on Futures Contracts
Equity Risk Exposure:
Stock Index Fund	$7

The effect of Derivative Instruments on the Funds' Statements of Operations for the six months ended April 30, 2012 (in thousands):

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains from Futures Transactions	Net Change in Unrealized Appreciation/Depreciation on Investments and Futures
Equity Risk Exposure:
Stock Index Fund	$161	$(26)

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of April 30, 2012, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Value Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund and Investment Grade Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Core Bond Index Fund, Fund for Income, National Municipal Bond Fund and Ohio Municipal Bond Fund. Dividends from net investment income are declared and paid annually for the International Fund, International Select Fund and Global Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent

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these differences are permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

In-Kind Redemptions:

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, each Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; each Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from accumulated net realized gains (losses) to paid-in capital. During the fiscal year ended October 31, 2011, the Balanced Fund realized $9,350 of net gain on $65,267 and Core Bond Index Fund realized $750 of net gain on $58,347 of in-kind redemptions, respectively (in thousands). There were no in-kind redemptions during the six months ended April 30, 2012.

Other:

Expenses that are directly related to a Fund are charged directly to that fund. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")" ("ASU 2011-04"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Subsequent Events:

The Funds have evaluated subsequent events and there are two subsequent events to report. The first event is that the Board approved on May 24, 2012, the liquidation of the Value Fund on, or about, August 29, 2012. The second event is changes to the terms of the Line of Credit detailed in Note 6.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2012 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Value Fund	$43,747	$53,023	$—	$—
Stock Index Fund	504	461	—	—
Established Value Fund	404,554	238,834	—	—
Special Value Fund	209,173	452,422	—	—
Small Company Opportunity Fund	330,303	203,852	—	—
Large Cap Growth Fund	48,035	63,206	—	—
Balanced Fund	5,472	8,986	3,401	4,007
Investment Grade Convertible Fund	3,409	5,081	—	—
Core Bond Index Fund	3,068	3,284	17,786	18,621
Fund for Income	—	16	707,916	307,953
National Municipal Bond Fund	56,581	60,587	—	—
Ohio Municipal Bond Fund	19,682	19,430	—	—
International Fund	28,785	35,647	—	—
International Select Fund	30,551	35,562	—	—
Global Equity Fund	3,352	2,936	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid decrease at various asset levels as a Fund's assets grow. The investment advisory fees of the Value Fund, Special Value Fund, Large Cap Growth Fund and Investment Grade Convertible Fund are computed at rates ranging from 0.75% to 0.60%; of the Stock Index Fund at rates ranging from 0.25% to 0.15%; of the Established Value Fund at rates ranging from 0.65% to 0.45%; of the Small Company Opportunity Fund at rates ranging from 0.85% to 0.75%; of the Balanced Fund at rates ranging from 0.60% to 0.50%; of the Core Bond Index Fund and Fund for Income at rates ranging from 0.50% to 0.40%; of the National Municipal Bond Fund and Ohio Municipal Bond Fund at rates ranging from 0.55% to 0.45%; and of the International Fund, International Select Fund and Global Equity Fund at rates ranging from 0.80% to 0.70%. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.0098% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund, plus applicable per transaction fees. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from

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0.108% to 0.065% of the aggregate net assets of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' transfer agent. Under the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for Stock Index Fund and Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R or Class C Shares of the Funds. For the six months ended April 30, 2012, affiliates of the Adviser or the Funds earned $39 thousand.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of each Fund, except for the Stock Index Fund, a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor) may receive a fee of up to 0.15% of the average daily net assets of Class A Shares and up to 0.25% of Class R Shares of the Stock Index Fund. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2012, affiliates of the Adviser or the Funds earned $131 thousand.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2012, the Distributor received approximately $144 thousand from commissions earned on sales of Class A Shares and the transfer agent received $36 thousand from redemptions of Class C Shares of the Funds. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Funds' shares, including approximately $1 thousand to affiliates of the Funds.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal

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year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of April 30, 2012, the expense limits are as follows:

Fund	Class	Expense Limit
Value Fund	Class C Shares	2.00	%(a)
Value Fund	Class I Shares	0.93	%(b)
Value Fund	Class R Shares	1.60	%(b)
Stock Index Fund	Class A Shares	0.70	%(b)
Stock Index Fund	Class R Shares	0.90	%(b)
Established Value Fund	Class Y Shares	0.83	%(d)
Special Value Fund	Class C Shares	2.20	%(a)
Special Value Fund	Class Y Shares	1.03	%(d)
Small Company Opportunity Fund	Class Y Shares	1.15	%(d)
Large Cap Growth Fund	Class C Shares	2.10	%(b)
Large Cap Growth Fund	Class I Shares	0.95	%(b)
Large Cap Growth Fund	Class R Shares	1.65	%(b)
Large Cap Growth Fund	Class Y Shares	1.02	%(d)
Balanced Fund	Class A Shares	1.15	%(b)
Balanced Fund	Class C Shares	1.85	%(a)
Balanced Fund	Class I Shares	0.90	%(b)
Balanced Fund	Class R Shares	1.45	%(b)
Investment Grade Convertible Fund	Class I Shares	1.00	%(b)
Core Bond Index Fund	Class A Shares	0.65	%(b)
Core Bond Index Fund	Class I Shares	0.30	%(b)
Fund for Income	Class C Shares	1.82	%(a)
Fund for Income	Class Y Shares	0.71	%(d)
National Municipal Bond Fund	Class A Shares	0.97	%(b)
National Municipal Bond Fund	Class Y Shares	0.72	%(d)
International Fund	Class A Shares	1.40	%(c)
International Fund	Class C Shares	2.15	%(c)
International Fund	Class I Shares	1.15	%(c)
International Fund	Class Y Shares	1.15	%(d)
International Select Fund	Class A Shares	1.40	%(c)
International Select Fund	Class C Shares	2.15	%(c)
International Select Fund	Class I Shares	1.15	%(c)
International Select Fund	Class Y Shares	1.15	%(d)
Global Equity Fund	Class A Shares	1.40	%(e)
Global Equity Fund	Class C Shares	2.15	%(e)
Global Equity Fund	Class I Shares	1.15	%(e)

(a) In effect until at least February 28, 2014.

(b) In effect until at least February 28, 2013.

(c) In effect until at least August 31, 2017.

(d) In effect until at least February 28, 2017.

(e) In effect until at least February 28, 2020.

The Funds noted below have entered into an expense limitation agreement with the Adviser, in which these Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. As of April 30, 2012, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

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Fund	Amount Waived or Reimbursed Available to Recoup	Amount Repaid to Adviser	Expires October 31,
Value Fund	$19,795	$—	2013
Value Fund	45,106	—	2014
Value Fund	28,438	—	2015
Stock Index Fund	7,179	—	2013
Stock Index Fund	36,787	—	2014
Stock Index Fund	23,001	—	2015
Special Value Fund	1,139	—	2015
Large Cap Growth Fund	10,182	—	2013
Large Cap Growth Fund	11,177	—	2014
Large Cap Growth Fund	17,612	—	2015
Balanced Fund	23,544	—	2013
Balanced Fund	2,247	—	2014
Investment Grade Convertible Fund	5,482	—	2013
Investment Grade Convertible Fund	9,780	—	2014
Investment Grade Convertible Fund	7,057	—	2015
Core Bond Index Fund	108,145	—	2013
Core Bond Index Fund	10,279	—	2014
National Municipal Bond Fund	60,577	—	2013
National Municipal Bond Fund	88,402	—	2014
National Municipal Bond Fund	52,428	—	2015
International Fund	19,098	31,239	2012
International Fund	23,785	—	2013
International Fund	20,344	—	2014
International Fund	19,168	—	2015
International Select Fund	18,490	22,705	2012
International Select Fund	23,201	—	2013
International Select Fund	20,277	—	2014
International Select Fund	13,710	—	2015
Global Equity Fund	132,518	—	2013
Global Equity Fund	76,607	—	2014
Global Equity Fund	31,627	—	2015

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights, except for Small Company Opportunity Fund and Large Cap Growth Fund which impacted total return by less than 0.01%.

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5.  Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund and Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $150 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.30% on $150 million for providing the Line of Credit. For the six months ended April 30, 2012, KeyCorp earned approximately $225 thousand for the Line of Credit fee. Each fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for each Fund during the six months ended April 30, 2012 were as follows (Average Loan in thousands):

Fund	Average Loan		Average Rate
Value Fund	$3		1.74%
Special Value Fund	220		1.78%
Balanced Fund	—	(a)	1.76%
Investment Grade Convertible Fund	12		1.78%
National Municipal Bond Fund	49		1.81%

(a)  Rounds to less than $1.

As of April 30, 2012, the Funds had no loans outstanding with KeyCorp.

Pursuant to a new agreement, effective June 1, 2012, the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) may borrow up to $50 million, on which KeyCorp

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receives an annual commitment fee of 0.15%, plus up to an additional $50 million in the discretion of KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2012.

The tax character of distributions paid during the fiscal year ended October 31, 2011 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Distributions in Excess of Earnings	Total Distributions Paid
Value Fund	$1,058	$—	$1,058	$—	$—	$1,058
Stock Index Fund	416	—	416	—	—	416
Established Value Fund	28,615	15,121	43,736	—	—	43,736
Special Value Fund	47	—	47	—	733	780
Small Company Opportunity Fund	2,077	—	2,077	—	—	2,077
Balanced Fund	697	—	697	—	—	697
Investment Grade Convertible Fund	856	—	856	—	—	856
Core Bond Index Fund	1,955	—	1,955	—	—	1,955
Fund for Income	40,032	—	40,032	—	—	40,032
National Municipal Bond Fund	1,142	1,292	2,434	3,194	—	5,628
Ohio Municipal Bond Fund	1,135	332	1,467	2,996	—	4,463
International Fund	2,467	2,028	4,495	—	—	4,495
International Select Fund	1,502	2,177	3,679	—	—	3,679
Global Equity Fund	112	—	112	—	—	112

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
Value Fund	$—	$228	$—	$228	$—	$(34,635)	$(950)	$(35,357)
Stock Index Fund	—	32	—	32	—	—	16,253	16,285
Established Value Fund	—	1,773	21,957	23,730	—	—	98,591	122,321
Special Value Fund	—	—	—	—	—	(254,930)	70,558	(184,372)
Small Company Opportunity Fund	—	145	3,388	3,533	—	—	90,502	94,035
Large Cap Growth Fund	—	—	2,127	2,127	—	—	30,527	32,654

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	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
Balanced Fund	$—	$198	$446	$644	$—	$(11,827)	$462	$(10,721)
Investment Grade Convertible Fund	—	509	—	509	—	(6,511)	1,020	(4,982)
Core Bond Index Fund	—	129	—	129	—	(15,702)	1,144	(14,429)
Fund for Income	—	1,694	—	1,694	—	(59,079)	7,792	(49,593)
National Muncipal Bond Fund	77	1,113	1,584	2,774	—	—	5,233	8,007
Ohio Municipal Bond Fund	73	—	834	907	—	—	4,483	5,390
International Fund	—	1,126	3,673	4,799	—	—	5,074	9,873
International Select Fund	—	928	3,900	4,828	—	—	3,859	8,687
Global Equity Fund	—	43	—	43	—	(116)	508	435

*The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of October 31, 2011, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (in thousands):

	Expiration Year
	2012	2013	2014	2015	2016	2017	2018	2019	Total
Value Fund	$—	$—	$—	$—	$897	$33,738	$—	$—	$34,635
Special Value Fund	—	—	—	—	—	254,930	—	—	254,930
Investment Grade Convertible Fund	—	—	—	—	3,219	3,292	—	—	6,511
Core Bond Index Fund	—	—	—	—	—	—	—	6,776	6,776
Fund for Income	14,071	7,637	6,110	9,829	3,917	3,074	3,563	10,878	59,079
Global Equity Fund	—	—	—	—	—	—	116	—	116

During the year ended October 31, 2011, the Value Fund, Stock Index Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, Balanced Fund, Investment Grade Convertible Fund and Global Equity Fund utilized $12,793, $2,732, $120,304, $42,623, $1,486, $1,077, $906 and $27, respectively, (in thousands) of capital loss carryforwards.

As of October 31, 2011, the following Funds had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amounts of these losses that may be utilized are limited as a result of an ownership change during the current tax year end. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which are offset will not be distributed to shareholders.

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	Expiration Year
	2013	2014	2016	2017	2018	Total
Balanced Fund	$—	$—	$—	$11,827	$—	$11,827
Core Bond Index Fund	29	4,629	949	—	3,319	8,926

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2012 were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value Fund	$99,024	$6,210	$(8,977)	$(2,767)
Stock Index Fund	20,176	22,577	(2,554)	20,023
Established Value Fund	963,271	165,897	(7,109)	158,788
Special Value Fund	477,018	78,606	(16,401)	62,205
Small Company Opportunity Fund	919,074	156,481	(18,853)	137,628
Large Cap Growth Fund	121,881	55,611	(3,774)	51,837
Balanced Fund	18,782	1,616	(264)	1,352
Investment Grade Convertible Fund	25,146	3,085	(1,448)	1,637
Core Bond Index Fund	36,104	1,396	(192)	1,204
Fund for Income	1,316,281	26,041	(13,479)	12,562
National Municipal Bond Fund	137,890	8,293	(62)	8,231
Ohio Municipal Bond Fund	82,484	6,680	(21)	6,659
International Fund	55,671	11,312	(1,896)	9,416
International Select Fund	54,958	10,205	(1,487)	8,718
Global Equity Fund	5,926	1,320	(106)	1,214

  Supplemental Information
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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 16 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.

David Brooks Adcock, 60	Trustee	May 2005	Consultant (since 2006).	FBR Funds (since 2011).

Nigel D. T. Andrews, 65	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation (2000-2010); Old Mutual plc (2002-2010); Old Mutual US Asset Management (since 2002).

Teresa C. Barger, 57	Trustee	December 2008	Chief Executive Officer, Cartica Capital LLC (since 2007); Director, International Finance Corporation (1986-2007).	None.

E. Lee Beard, 60	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011 — November 2011).

Sally M. Dungan, 58	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
David L. Meyer, 55	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

Karen F. Shepherd, 71	Trustee	August 2002	Retired; Shepherd Investments (private investments) (since 1996).	None.

Leigh A. Wilson, 67	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.

David C. Brown, 39	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser.	None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 37	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.

Derrick A. MacDonald, 41	Vice President	August 2010	Director of Investment Operations & Technology, the Adviser (since 2008); Global Business Director, Avery Dennison (2004-2008).

Christopher K. Dyer, 50	Secretary	February 2006	Director of Fund Administration, the Adviser.

Jay G. Baris, 58	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).

Christopher E. Sabato, 43	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.

Eric B. Phipps, 40	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006).

Edward J. Veilleux, 68	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.vcm.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.vcm.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12	Expense Ratio During Period** 11/1/11-4/30/12
Value Fund
Class A Shares	$1,000.00	$977.80	$6.64	1.35%
Class C Shares	1,000.00	975.20	9.82	2.00%
Class R Shares	1,000.00	977.50	7.87	1.60%
Class I Shares	1,000.00	979.70	4.58	0.93%
Stock Index Fund
Class A Shares	1,000.00	1,120.10	3.69	0.70%
Class R Shares	1,000.00	1,119.20	4.74	0.90%
Established Value Fund
Class A Shares	1,000.00	1,110.90	5.46	1.04%
Class R Shares	1,000.00	1,110.10	6.40	1.22%
Class I Shares	1,000.00	1,112.70	3.57	0.68%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12	Expense Ratio During Period** 11/1/11-4/30/12
Special Value Fund
Class A Shares	$1,000.00	$1,109.00	$6.87	1.31%
Class C Shares	1,000.00	1,103.90	11.56	2.21%
Class R Shares	1,000.00	1,107.20	8.33	1.59%
Class I Shares	1,000.00	1,110.70	4.88	0.93%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,110.10	7.14	1.36%
Class R Shares	1,000.00	1,108.70	8.34	1.59%
Class I Shares	1,000.00	1,112.00	5.36	1.02%
Large Cap Growth Fund
Class A Shares	1,000.00	1,131.00	6.68	1.26%
Class C Shares	1,000.00	1,126.20	11.10	2.10%
Class R Shares	1,000.00	1,129.20	8.73	1.65%
Class I Shares	1,000.00	1,133.00	5.36	1.01%
Balanced Fund
Class A Shares	1,000.00	1,085.60	5.81	1.12%
Class C Shares	1,000.00	1,081.80	9.47	1.83%
Class R Shares	1,000.00	1,084.10	7.41	1.43%
Class I Shares	1,000.00	1,087.30	3.89	0.75%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,048.50	7.44	1.46%
Class I Shares	1,000.00	1,050.90	5.10	1.00%
Core Bond Index Fund
Class A Shares	1,000.00	1,020.50	3.22	0.64%
Class I Shares	1,000.00	1,022.10	1.51	0.30%
Fund for Income
Class A Shares	1,000.00	1,017.50	4.61	0.92%
Class C Shares	1,000.00	1,013.20	8.41	1.68%
Class R Shares	1,000.00	1,016.50	4.71	0.94%
Class I Shares	1,000.00	1,018.80	3.26	0.65%
National Municipal Bond Fund
Class A Shares	1,000.00	1,039.10	4.97	0.98%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,040.10	5.33	1.05%
International Fund
Class A Shares	1,000.00	1,088.50	7.27	1.40%
Class C Shares	1,000.00	1,084.10	11.14	2.15%
Class I Shares	1,000.00	1,090.40	5.56	1.07%
Class Y Shares (a)	1,000.00	1,024.70	1.72	1.13%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period from March 7, 2012 (commencement of operations) to April 30, 2012 and has been calculated using expense ratios and rates of return of the same period.

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	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12	Expense Ratio During Period** 11/1/11-4/30/12
International Select Fund
Class A Shares	$1,000.00	$1,100.00	$7.31	1.40%
Class C Shares	1,000.00	1,095.50	11.20	2.15%
Class I Shares	1,000.00	1,101.60	5.54	1.06%
Class Y Shares (a)	1,000.00	1,028.80	1.72	1.13%
Global Equity Fund
Class A Shares	1,000.00	1,130.00	7.41	1.40%
Class C Shares	1,000.00	1,126.30	11.37	2.15%
Class I Shares	1,000.00	1,132.60	6.10	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period from March 7, 2012 (commencement of operations) to April 30, 2012 and has been calculated using expense ratios and rates of return of the same period.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12	Expense Ratio During Period** 11/1/11-4/30/12
Value Fund
Class A Shares	$1,000.00	$1,018.15	$6.77	1.35%
Class C Shares	1,000.00	1,014.92	10.02	2.00%
Class R Shares	1,000.00	1,016.91	8.02	1.60%
Class I Shares	1,000.00	1,020.24	4.67	0.93%
Stock Index Fund
Class A Shares	1,000.00	1,021.38	3.52	0.70%
Class R Shares	1,000.00	1,020.39	4.52	0.90%
Established Value Fund
Class A Shares	1,000.00	1,019.69	5.22	1.04%
Class R Shares	1,000.00	1,018.80	6.12	1.22%
Class I Shares	1,000.00	1,021.48	3.42	0.68%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12	Expense Ratio During Period** 11/1/11-4/30/12
Special Value Fund
Class A Shares	$1,000.00	$1,018.35	$6.57	1.31%
Class C Shares	1,000.00	1,013.87	11.07	2.21%
Class R Shares	1,000.00	1,016.96	7.97	1.59%
Class I Shares	1,000.00	1,020.24	4.67	0.93%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,018.10	6.82	1.36%
Class R Shares	1,000.00	1,016.96	7.97	1.59%
Class I Shares	1,000.00	1,019.79	5.12	1.02%
Large Cap Growth Fund
Class A Shares	1,000.00	1,018.60	6.32	1.26%
Class C Shares	1,000.00	1,014.42	10.52	2.10%
Class R Shares	1,000.00	1,016.66	8.27	1.65%
Class I Shares	1,000.00	1,019.84	5.07	1.01%
Balanced Fund
Class A Shares	1,000.00	1,019.29	5.62	1.12%
Class C Shares	1,000.00	1,015.76	9.17	1.83%
Class R Shares	1,000.00	1,017.75	7.17	1.43%
Class I Shares	1,000.00	1,021.13	3.77	0.75%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,017.60	7.32	1.46%
Class I Shares	1,000.00	1,019.89	5.02	1.00%
Core Bond Index Fund
Class A Shares	1,000.00	1,021.68	3.22	0.64%
Class I Shares	1,000.00	1,023.37	1.51	0.30%
Fund for Income
Class A Shares	1,000.00	1,020.29	4.62	0.92%
Class C Shares	1,000.00	1,016.51	8.42	1.68%
Class R Shares	1,000.00	1,020.19	4.72	0.94%
Class I Shares	1,000.00	1,021.63	3.27	0.65%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.99	4.92	0.98%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.64	5.27	1.05%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/11	Ending Account Value 4/30/12	Expenses Paid During Period* 11/1/11-4/30/12	Expense Ratio During Period** 11/1/11-4/30/12
International Fund
Class A Shares	$1,000.00	$1,017.90	$7.02	1.40%
Class C Shares	1,000.00	1,014.17	10.77	2.15%
Class I Shares	1,000.00	1,019.54	5.37	1.07%
Class Y Shares (a)	1,000.00	1,019.24	5.67	1.13%
International Select Fund
Class A Shares	1,000.00	1,017.90	7.02	1.40%
Class C Shares	1,000.00	1,014.17	10.77	2.15%
Class I Shares	1,000.00	1,019.59	5.32	1.06%
Class Y Shares (a)	1,000.00	1,019.24	5.67	1.13%
Global Equity Fund
Class A Shares	1,000.00	1,017.90	7.02	1.40%
Class C Shares	1,000.00	1,014.17	10.77	2.15%
Class I Shares	1,000.00	1,019.14	5.77	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period from March 7, 2012 (commencement of operations) to April 30, 2012 and has been calculated using expense ratios and rates of return of the same period.

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Portfolio Holdings:

(As a Percentage of Total Investments)

Value Fund	Stock Index Fund

Established Value Fund	Special Value Fund

Small Company Opportunity Fund	Large Cap Growth Fund

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Balanced Fund	Investment Grade Convertible Fund

Core Bond Index Fund	Fund for Income

    (a)  Rounds to less than 0.1%.

National Municpal Bond Fund	Ohio Municipal Bond Fund

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International Fund	International Select Fund

Global Equity Fund

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at its regular meeting, which was called for that purpose, on November 30, 2011. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 19, 2011 that specifically focused on the Funds' activities. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature and quality of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of each Fund, net of any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Funds at competitive expense levels;

•  The estimated profitability of the Adviser (as reflected by comparing fees earned against the Adviser's estimated costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's estimated profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, net of any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. When relevant, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

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Value Fund:

The Board compared the Value Fund's gross annual management fee of 0.86% to the gross median management fee for the peer group and considered the fact that the fee was higher than the 0.79% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.99% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was comparable to the peer group median of 1.05%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's expenses of Class C, Class I and Class R shares exceeded 2.00%, 0.93% and 1.60% through February 28, 2014, February 28, 2012 and February 28, 2012, respectively. The Board also considered the fact that the Fund remained small at under $200 million in assets. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund had underperformed them for all periods, except that the Fund outperformed its benchmark index for the five-year period. The Board considered the steps being taken to improve performance.

Having concluded, among other things, that: (1) the Value Fund's annual expenses were within the range of expenses of comparable mutual funds, even though the management fee was higher than the median for the peer group; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the Fund's expenses for some period of time; and (3) the Fund's performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Stock Index Fund:

With respect to the Stock Index Fund, the Board compared the Fund's gross annual management fee of 0.38% to the median gross management fee for the peer group and noted the fact that it was higher than the peer group's median gross management fee of 0.31%. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.60% to the median comparable expense ratio for the peer group and considered the fact that the Fund's expense ratio was comparable to the peer group median expense ratio of 0.57%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class R expenses exceeded 0.70% and 0.90%, respectively, through February 28, 2012. The Board also considered the fact that, at approximately $36 million in assets, the Fund remained very small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group in each period reviewed. The Board noted that the Fund's performance was comparable to that of its benchmark index for the three-year and five-year periods, but that the Fund had underperformed its benchmark index for the one-year and ten-year periods. The Board recognized that the Fund seeks to match the performance of the benchmark index. The Board considered the fact that the Fund underperformed its Morningstar category for the ten-year period but outperformed it for the five-year, three-year and one-year periods.

Having concluded, among other things, that: (1) the Stock Index Fund's annual expenses were within the range of expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses while the Fund grew; and (3) the Fund had performed well compared to its peers; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Established Value Fund:

With respect to the Established Value Fund, the Board compared the Fund's 0.64% gross annual management fee to the median management fee for the peer group and considered the fact that the fee was lower than the median gross management fee of 0.80% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the

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Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.87% to the median expense ratio for the peer group and considered the fact that Fund's expense ratio was lower than the peer group's median of 1.04%. The Board considered the fact that, at approximately $430 million in assets, the Fund remained relatively small. The Board then compared the Fund's Class A performance for the one-year, three-year, five year and ten-year periods ended July 31, 2011 to the peer group, benchmark index, and Morningstar category for the same periods and considered the fact that the Fund outperformed them in the three-year, five-year and ten-year periods. The Board noted that the Fund's performance for the one-year period was comparable to those of its peer group median and benchmark index. The Board considered the fact that the Fund outperformed its Morningstar category for the one-year period.

Having concluded, among other things, that: (1) the Established Value Fund's management fee and annual expenses were within the range of management fees and expenses attributable to comparable mutual funds; and (2) the Fund had outperformed its peer group, benchmark index and Morningstar category in the three-year, five-year and ten-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Special Value Fund:

The Board compared the Special Value Fund's 0.78% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.75% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.94% to the expense ratio for the peer group and considered the fact that the Fund's ratio was comparable to the peer group's median of 0.97%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class R expenses exceeded 2.20% and 2.00% through February 28, 2014 and February 28, 2012, respectively. The Board compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed them for the one-year, three-year and five-year periods and also underperformed its benchmark index for the ten-year period. The Board specifically addressed the Fund's performance with the Adviser and was assured that efforts are being made to achieve improvements.

Having concluded, among other things, that: (1) the Special Value Fund's management fee and annual expenses were within the range of fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C and Class R expense ratios would provide stability to the Fund's expenses; and (3) the Fund's performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Small Company Opportunity Fund:

With respect to the Small Company Opportunity Fund, the Board compared the Fund's 0.95% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was equal to the median gross management fee for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.20% to the median expense ratio for the peer group and considered the fact that the Fund's ratio was comparable to the peer group median of 1.14%. The Board also considered the fact that, at approximately $512 million in assets, the Fund remained relatively small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to the peer group, benchmark index, and Morningstar category for the same periods and considered the fact that the Fund outperformed the benchmark index and the Morningstar category average for the three-year, five-year and ten-year periods. The Board noted that the Fund underperformed the Morningstar category average for the one-year period. The Board considered the fact that the Fund outperformed its peer group for the one-year and five-year periods and had performance comparable to that of the peer group for the three-year and ten-year periods.

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The Victory Portfolios  April 30, 2012

(Unaudited)

Having concluded, among other things, that: (1) the Small Company Opportunity Fund's annual management fee and expenses remained in an acceptable range of fees and expenses of comparable mutual funds; and (2) the Fund's performance, although lower than that of the Morningstar category for the one-year period, was within an acceptable range; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Large Cap Growth Fund:

With respect to the Large Cap Growth Fund, the Board compared the Fund's 0.85% gross annual management fee to the median gross management fee charged to the funds in the peer groups and considered the fact that the fee was equal to the median gross management fee for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.03% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.15%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class R expenses exceeded 2.10% and 1.65%, respectively, through February 28, 2012. The Board also considered the fact that, at approximately $84 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods ended July 31, 2011 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group for each period. The Board noted that the Fund had also outperformed its Morningstar category for each period. The Board considered the fact that the Fund underperformed its benchmark index for the three-year period.

Having concluded, among other things, that: (1) the Large Cap Growth Fund's management fee and expenses were within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Fund had outperformed its peer group and its Morningstar category; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

The Board compared the Balanced Fund's 0.77% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.80% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.94% to the median comparable expense ratio for the peer group and considered the fact the Fund's ratio was lower than the peer group median of 1.06%. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class I and Class R expenses exceeded 1.15%, 1.85%, 0.65% and 1.45% until February 28, 2012, February 28, 2014, February 28, 2012 and February 28, 2012, respectively. The Board also considered the fact that, at approximately $98 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in each of the periods. The Board noted that the Fund had underperformed its benchmark index and Morningstar category for each period. The Board considered the steps being taken to improve the Board's performance.

Having concluded, among other things, that: (1) the Balanced Fund's management fee and annual expenses were within the range of management fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C, Class I and Class R expense ratios would provide stability to the expenses of those share classes; and (3) the Fund's performance was being addressed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2012

(Unaudited)

Investment Grade Convertible Fund:

With respect to the Investment Grade Convertible Fund, the Board compared the Fund's 0.88% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.68% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.09% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was higher than the peer group median of 0.93%. The Board also considered the fact that, at approximately $29 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group for each of the periods. The Board noted that the Fund also underperformed its Morningstar category for each of the periods. The Board considered the fact that the Fund outperformed its benchmark index in each of the periods reviewed. The Board specifically discussed the Fund's expenses, performance and size with the Adviser and was assured that the Fund remained an important part of the overall product line.

Having concluded, among other things, that: (1) the Investment Grade Convertible Fund's higher management fee reflected the Fund's inability to take advantage of the Adviser's economics of scale because of the Fund's small asset size; (2) the Fund's expenses were within the range of expenses of comparable mutual funds; (3) the Fund's performance compared to a limited peer group was appropriate given the Fund's specific investment strategy; and (4) the Fund was important to the strategy of offering a broad range of products; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Core Bond Index Fund:

The Board compared the Core Bond Index Fund's 0.61% gross annual management fee to the median gross management fee of the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.26% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.71% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.42%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class I expenses exceeded 0.65% and 0.30%, respectively, through February 28, 2012. The Board also considered the fact that, at approximately $155 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed them in each of the periods reviewed except the one-year period.

Having concluded, among other things, that: (1) the Core Bond Index Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Fund had performed well compared to its peers for the one-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.61% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.46% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.71% to the median expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.61%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C expenses exceeded 1.82% through February 28, 2014.

  Supplemental Information — continued
The Victory Portfolios  April 30, 2012

(Unaudited)

The Board also considered the fact that, at approximately $432 million in assets, the Fund remained relatively small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods reviewed. The Board noted that the Fund also had outperformed its benchmark index and Morningstar category in each of the periods reviewed.

Having concluded, among other things, that: (1) the Fund for Income's gross management fee, though higher than the median gross management fee for the peer group, was within the range of management fees charged to comparable mutual funds; (2) the Fund's expenses were within the range of expenses of comparable mutual funds; (3) the Adviser's willingness to limit the Fund's Class C expenses through February 28, 2014 would provide stability to the Fund's expenses during those periods; and (4) the Fund had performed well as compared to its peer group during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

National Municipal Bond Fund:

The Board compared the National Municipal Bond Fund's 0.67% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.58% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.80% to the median expense ratio for the peer group and considered that the Fund's ratio was higher than the peer group median of 0.72%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A expenses exceeded 0.98% through February 28, 2012. The Board also considered the fact that, at approximately $131 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for each of the periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods. The Board considered the fact that the Fund underperformed the Morningstar category for the one-year period but outperformed it for the three-year, five-year and ten-year periods.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's gross management fee, while higher than the peer group median, was acceptable given the small size of the Fund and the Adviser's willingness to limit the Fund's expense ratio; and (2) the Fund had outperformed its peer group and Morningstar category over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.66% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.54% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 0.76% to the median expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.69%. The Board also considered the fact that, at approximately $120 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2011 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group for the five-year period, had performance comparable to that of the peer group for the three-year period, and underperformed the peer group for the one-year and ten-year periods. The Board noted that the Fund had underperformed its benchmark index in each of the periods reviewed, had outperformed its Morningstar category for the three-year and five-year periods, and had performance comparable to that of the Morningstar category for the ten-year period. The Board considered that the Fund's benchmark index had a national scope while its peer group, like the Fund, was more state-specific.

Having concluded, among other things, that: (1) while the Ohio Municipal Bond Fund's management fee and expense ratio were higher than those of the peer group median, the Fund's management fee and expenses

  Supplemental Information — continued
The Victory Portfolios  April 30, 2012

(Unaudited)

were within the range of fees and expenses of comparable mutual funds; and (2) the Fund had performed well compared to its peer group and Morningstar category over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

International Fund:

The Board considered the International Fund with the understanding that it had been operational since November 25, 2008. The Board compared the Fund's 0.94% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.96% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.12% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.36%. The Fund recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until August 31, 2017. The Board then compared the Fund's Class I performance for the one-year period ended July 31, 2011 to its peer group, benchmark index, and Morningstar category and considered the fact that the Fund outperformed them for the period.

Having concluded, among other things, that: (1) the International Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the Fund had performed well as compared to its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

International Select Fund:

The Board considered the International Select Fund with the understanding that it had been operational since November 25, 2008. The Board compared the Fund's 0.94% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to than the median gross management fee of 0.96% for the peer group. The Board also compared the Fund's Class A annual expense ratio, net of any shareholder servicing fee, of 1.12% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.36%. The Board recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until August 31, 2017. The Board then compared the Fund's Class A performance for the one-year period ended July 31, 2011 to its peer group, benchmark index, and Morningstar category and considered the fact that the Fund outperformed them for the period.

Having concluded, among other things, that: (1) the International Select Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the Fund had performed well as compared to its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Global Equity Fund:

The Board considered the Global Equity Fund with the understanding that it had been operational since March 18, 2010. The Board found that the proposed advisory fee of 0.80% for the Fund was comparable to the median advisory fee of 0.89% for the 15 funds selected as a retail peer group. The Board noted the breakpoints in the advisory fee schedule for the Fund, demonstrating the Adviser's willingness to share in its economies of scale. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15% and 1.15%, respectively, until February 28, 2020. The Board also compared the Fund's Class A total annual expense ratio of 1.41% to the median comparable expense ratios for the universe and for the peer group and considered the fact that the Fund's ratio was comparable to the universe and peer group medians of 1.45%.

Having concluded, among other things, that: (1) the Global Equity Fund's management fee and expenses were within the range of management fees charged to comparable mutual funds; and (2) the Adviser's willingness to limit the Fund's Class A, Class C and Class I expenses through February 28, 2020 would provide stability to the

  Supplemental Information — continued
The Victory Portfolios  April 30, 2012

(Unaudited)

Fund's expenses during it initial growth period; the Board determined that the approval of the Agreement would be in the best interests of the Fund's shareholders.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the estimated costs of these services, the estimated profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in each Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SEMI (4/12)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a)        Not applicable.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President
Date	June 26, 2012

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	June 26, 2012